UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2020 to February 28, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,014.30	0.85%	$4.25
Class C	1,000.00	1,010.50	1.60%	7.98
Institutional Class	1,000.00	1,014.70	0.60%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,007.40	0.71%	$3.53
Class C	1,000.00	1,003.20	1.56%	7.75
Institutional Class	1,000.00	1,008.20	0.56%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.27	0.71%	$3.56
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

2

Delaware Minnesota High-Yield Municipal Bond
Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,024.10	0.89%	$4.47
Class C	1,000.00	1,020.30	1.64%	8.22
Institutional Class	1,000.00	1,024.40	0.64%	3.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.43%
Corporate Revenue Bond	1.25%
Education Revenue Bonds	18.47%
Electric Revenue Bonds	7.68%
Healthcare Revenue Bonds	22.76%
Housing Revenue Bonds	0.70%
Lease Revenue Bonds	2.85%
Local General Obligation Bonds	11.98%
Pre-Refunded/Escrowed to Maturity Bonds	7.55%
Special Tax Revenue Bonds	3.20%
State General Obligation Bonds	11.79%
Transportation Revenue Bonds	6.24%
Water & Sewer Revenue Bonds	2.96%
Short-Term Investments	1.38%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.37%
Minnesota	94.62%
Puerto Rico	3.48%
US Virgin Islands	0.34%
Total Value of Securities	98.81%

4

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.32%
Corporate Revenue Bond	1.01%
Education Revenue Bonds	13.98%
Electric Revenue Bonds	6.08%
Healthcare Revenue Bonds	23.08%
Housing Revenue Bonds	0.66%
Lease Revenue Bonds	4.26%
Local General Obligation Bonds	17.36%
Pre-Refunded/Escrowed to Maturity Bonds	5.94%
Special Tax Revenue Bonds	3.01%
State General Obligation Bonds	15.28%
Transportation Revenue Bonds	5.43%
Water & Sewer Revenue Bonds	2.23%
Short-Term Investments	0.53%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.74%
Minnesota	95.50%
Puerto Rico	2.61%
Total Value of Securities	98.85%

5

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.44%
Corporate Revenue Bond	1.48%
Education Revenue Bonds	21.91%
Electric Revenue Bonds	5.88%
Healthcare Revenue Bonds	33.44%
Housing Revenue Bonds	1.89%
Lease Revenue Bonds	2.25%
Local General Obligation Bonds	6.38%
Pre-Refunded/Escrowed to Maturity Bonds	4.57%
Special Tax Revenue Bonds	4.75%
State General Obligation Bonds	7.29%
Transportation Revenue Bonds	5.50%
Water & Sewer Revenue Bonds	1.10%
Short-Term Investments	0.44%
Total Value of Securities	96.88%
Receivables and Other Assets Net of Liabilities	3.12%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	92.01%
Puerto Rico	4.87%
Total Value of Securities	96.88%

6

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.43%
Corporate Revenue Bond – 1.25%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	$7,417,548
		7,417,548
Education Revenue Bonds – 18.47%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	898,926
Series A 4.25% 7/1/47	1,550,000	1,634,351
Series A 4.375% 7/1/52	400,000	423,432
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,344,411
Series A 5.00% 3/1/39	385,000	396,227
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,530
Series A 5.00% 7/1/45	1,390,000	1,468,841
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,198,980
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	783,447
Series A 5.00% 11/1/48	2,800,000	3,092,012
Duluth Independent School District No. 709
Certificates of Participation
Series B 5.00% 2/1/28	350,000	433,433
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	449,992
Series A 5.375% 8/1/50	1,690,000	1,905,982
Series A 5.50% 8/1/36	580,000	612,532
Series A 5.75% 8/1/44	1,190,000	1,259,984
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	829,520
Series A 5.00% 7/1/47	2,290,000	2,455,063

7

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$612,898
Series A 5.00% 7/1/44	1,770,000	1,847,030
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	951,711
Series A 5.00% 7/1/47	2,300,000	2,423,073
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	494,073
5.50% 8/1/49	2,260,000	2,374,379
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,096,183
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,358,187
5.00% 5/1/47	250,000	266,753
(Carleton College)
4.00% 3/1/35	1,000,000	1,131,070
4.00% 3/1/36	415,000	468,137
5.00% 3/1/44	2,110,000	2,472,013
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,044,570
(College of St. Scholastica)
4.00% 12/1/29	280,000	317,752
4.00% 12/1/30	290,000	326,604
4.00% 12/1/33	500,000	554,305
4.00% 12/1/34	500,000	552,645
4.00% 12/1/40	1,200,000	1,302,096
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,454,728
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,016,112
Series A 5.00% 10/1/35	875,000	1,042,396
Series A 5.00% 10/1/45	2,120,000	2,460,642
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	578,985
Series 8-I 5.00% 10/1/33	250,000	288,788

8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority
Revenue
(St. Olaf College)
3.00% 10/1/41	1,585,000	$1,706,157
4.00% 10/1/46	750,000	870,255
4.00% 10/1/50	565,000	653,869
Series 8-G 5.00% 12/1/31	745,000	867,299
Series 8-G 5.00% 12/1/32	670,000	777,883
Series 8-N 4.00% 10/1/35	500,000	561,780
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,058,341
Series B 5.00% 10/1/38	1,000,000	1,106,040
Series B 5.00% 10/1/39	170,000	187,534
Series B 5.00% 10/1/40	625,000	688,606
Series B 5.00% 10/1/47	1,060,000	1,155,527
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,668,732
4.00% 10/1/37	750,000	860,318
4.00% 10/1/44	1,255,000	1,411,975
5.00% 10/1/40	500,000	612,200
Series 8-L 5.00% 4/1/35	1,250,000	1,460,125
Series A 4.00% 10/1/34	400,000	455,772
Series A 4.00% 10/1/36	500,000	566,585
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	1,000,000	983,380
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	540,603
Series A 5.00% 9/1/44	1,165,000	1,195,779
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	2,855,000	2,928,031
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	612,500
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	1,975,692
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	325,488

9

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$812,513
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,155,400
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	526,005
Series A 4.125% 9/1/47	1,750,000	1,813,858
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,545,048
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,104,006
Series A 5.00% 9/1/34	2,625,000	3,220,035
Series A 5.00% 4/1/35	3,175,000	3,784,219
Series A 5.00% 4/1/36	2,650,000	3,152,705
Series A 5.00% 4/1/37	1,125,000	1,336,579
Series A 5.00% 9/1/40	1,560,000	1,893,388
Series A 5.00% 9/1/41	1,750,000	2,122,207
Series A 5.00% 4/1/44	3,000,000	3,704,220
		109,290,447
Electric Revenue Bonds – 7.68%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	412,297
Series A 5.00% 10/1/30	1,150,000	1,352,998
Minnesota Municipal Power Agency Electric
Revenue
4.00% 10/1/41	1,000,000	1,089,590
5.00% 10/1/29	395,000	452,670
5.00% 10/1/30	500,000	572,430
5.00% 10/1/33	1,205,000	1,377,267
5.00% 10/1/47	2,000,000	2,353,900
Series A 5.00% 10/1/30	1,060,000	1,213,551
Series A 5.00% 10/1/34	750,000	857,220
Series A 5.00% 10/1/35	1,525,000	1,743,014
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	643,901
5.00% 1/1/28	350,000	415,520
5.00% 1/1/28	210,000	255,039

10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	585,000	$691,178
5.00% 1/1/29	220,000	264,829
5.00% 1/1/30	520,000	611,166
5.00% 1/1/31	200,000	237,492
5.00% 1/1/32	210,000	248,207
5.00% 1/1/35	160,000	187,573
5.00% 1/1/36	180,000	210,505
5.00% 1/1/41	400,000	462,980
Series A 5.00% 1/1/25	125,000	134,994
Series A 5.00% 1/1/26	425,000	458,656
Series A 5.00% 1/1/31	520,000	559,889
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	388,075
Series AAA 5.25% 7/1/25 ‡	250,000	226,250
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,696,875
Series WW 5.00% 7/1/28 ‡	1,775,000	1,601,938
Series WW 5.25% 7/1/33 ‡	1,250,000	1,131,250
Series XX 4.75% 7/1/26 ‡	260,000	234,000
Series XX 5.25% 7/1/40 ‡	750,000	678,750
Series XX 5.75% 7/1/36 ‡	925,000	841,750
Series ZZ 4.75% 7/1/27 ‡	210,000	189,000
Series ZZ 5.25% 7/1/24 ‡	350,000	316,750
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,662,324
Series A 5.00% 12/1/47	2,265,000	2,675,780
Southern Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/41	1,310,000	1,522,954
Series A 5.00% 1/1/42	1,500,000	1,808,970
Series A 5.00% 1/1/46	2,000,000	2,309,980
Series A 5.00% 1/1/47	3,130,000	3,742,697
Southern Minnesota Municipal Power Agency
Revenue Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,810,100
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,414,384
Series A 4.00% 10/1/31	885,000	1,008,245
Series A 4.00% 10/1/33	365,000	411,873
		45,478,811

11

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 22.76%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$1,151,645
5.375% 11/1/34	320,000	340,109
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard
Path Project)
5.00% 9/1/43	465,000	484,744
5.00% 9/1/58	3,220,000	3,332,571
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,171,551
2nd Tier Series B 5.25% 1/1/37	505,000	395,955
4th Tier Series D 7.00% 1/1/37	1,665,000	1,315,966
4th Tier Series D 7.25% 1/1/52	2,715,000	2,034,784
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter
Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,408,280
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	464,549
5.00% 6/1/48	1,000,000	1,020,230
5.00% 6/1/53	2,450,000	2,494,810
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	570,775
4.00% 11/1/41	800,000	899,096
5.00% 11/1/26	500,000	567,545
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	493,200
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	101,399
5.00% 5/1/44	1,500,000	1,531,140
5.00% 5/1/51	1,585,000	1,607,174
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	288,394
Series A 144A 5.00% 8/1/46 #	2,380,000	2,443,023

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$739,899
Series A 5.00% 4/1/40	705,000	713,439
Series A 5.00% 4/1/48	315,000	317,523
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,232,780
Series A 5.00% 2/15/48	1,850,000	2,170,050
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,904,725
6.00% 6/15/39	3,570,000	3,717,262
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	516,430
4.00% 4/1/25	660,000	680,044
4.00% 4/1/31	60,000	61,143
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
5.375% 8/1/34	660,000	661,696
5.75% 2/1/44	500,000	503,505
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	561,091
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,119,880
5.00% 5/1/27	1,400,000	1,710,506
5.00% 5/1/29	1,000,000	1,195,240
5.00% 5/1/30	850,000	1,006,766
5.00% 5/1/31	500,000	588,450
5.00% 5/1/32	500,000	584,680
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,127,760
5.00% 9/1/32	1,000,000	1,124,750
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,646,125
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,183,464

13

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	$575,465
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/35	1,000,000	1,222,120
Series A 5.00% 11/15/44	1,000,000	1,128,470
Series A 5.00% 11/15/49	3,475,000	4,115,269
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	505,170
5.25% 11/1/45	1,950,000	1,966,906
5.375% 11/1/50	455,000	459,632
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,908,469
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,605
Series A 5.00% 11/1/32	330,000	333,515
Series A 5.00% 11/1/42	1,250,000	1,263,200
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,205,377
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,635,460
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,302,656
Series A 5.30% 9/1/37	1,200,000	1,222,440
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,356,804
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	969,058
5.00% 9/1/24	575,000	654,062
5.00% 9/1/25	750,000	847,185
5.00% 9/1/26	575,000	647,174
5.00% 9/1/27	405,000	454,062

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/28	425,000	$472,974
5.00% 9/1/29	425,000	471,083
5.00% 9/1/34	730,000	793,437
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,854,685
5.00% 5/1/48	5,090,000	6,142,663
Series A 4.00% 5/1/37	965,000	1,061,741
Series A 5.00% 5/1/46	3,715,000	4,285,624
Unrefunded Balance 5.125% 5/1/30	740,000	742,035
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,690,541
Series A 5.00% 11/15/47	1,560,000	1,820,972
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,555,146
Series A 5.00% 7/1/32	3,000,000	3,449,520
Series A 5.00% 7/1/33	1,260,000	1,443,116
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,035,241
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,190
Series A 5.375% 5/1/43	500,000	499,995
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	506,350
4.00% 8/1/44	800,000	812,440
5.00% 8/1/49	1,000,000	1,057,950
5.00% 8/1/54	875,000	923,396
West St. Paul Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	250,300
4.75% 11/1/52	750,000	750,578

15

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	$858,500
4.65% 7/1/26	540,000	545,476
Woodbury Housing & Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,130
5.125% 12/1/44	1,605,000	1,671,126
		134,684,911
Housing Revenue Bonds – 0.70%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	700,000	683,970
Series I 2.20% 1/1/51	1,315,000	1,268,291
Minnesota Housing Finance Agency
Homeownership Finance (Mortgage-Backed
Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	825,000	832,854
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,373,691
		4,158,806
Lease Revenue Bonds – 2.85%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,368,688
Series A 5.00% 6/1/43	3,835,000	4,182,911
Series B 5.00% 3/1/28	2,500,000	2,617,150
Series B 5.00% 3/1/29	1,000,000	1,046,750
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,788,795
Series C 5.00% 8/1/35	1,645,000	1,877,241
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research
Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	3,973,820
		16,855,355

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 11.98%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	$1,690,635
Series A 4.00% 2/1/43	3,500,000	3,905,195
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,027,787
Series A 4.00% 2/1/29	1,800,000	2,004,318
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	2,299,297
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,194,150
Series A 5.00% 2/1/33	3,585,000	4,275,328
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	182,493
Series A 4.00% 2/1/28	1,250,000	1,416,912
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,281,181
Series A 5.00% 12/1/36	940,000	1,153,239
Series A 5.00% 12/1/37	5,495,000	6,758,500
Series A 5.00% 12/1/38	3,310,000	4,078,681
Series B 5.00% 12/1/30	1,000,000	1,233,780
Series C 5.00% 12/1/28	1,500,000	1,958,745
Series C 5.00% 12/1/30	1,245,000	1,536,056
Series C 5.00% 12/1/37	3,000,000	3,673,020
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	520,356
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	530,410
Series A 4.00% 2/1/37	600,000	703,776
Series A 4.00% 2/1/38	625,000	730,525
Series B 4.00% 2/1/36	945,000	1,113,862
Series B 4.00% 2/1/37	1,255,000	1,472,065
Series B 4.00% 2/1/38	1,305,000	1,525,336
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,193,250

17

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program)
Series A 4.00% 2/1/43	3,000,000	$3,347,310
Mountain Iron-Buhl Independent School District No.
712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,523,783
St. Michael-Albertville Independent School District
No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,257,042
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	571,575
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,420,379
White Bear Lake Independent School District No.
624
Series A 3.00% 2/1/43	10,645,000	11,315,209
		70,894,195
Pre-Refunded/Escrowed to Maturity Bonds – 7.55%
Dakota & Washington Counties Housing &
Redevelopment Authority Single Family
Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	14,663,368
Minnesota
Series A Unrefunded
Balance 5.00% 10/1/24-21 §	2,555,000	2,627,332
Series A Unrefunded
Balance 5.00% 10/1/27-21 §	5,200,000	5,347,212
(State Trunk Highway)
Series B 5.00% 10/1/29-21 §	5,000,000	5,141,550
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	376,555
Series 7-Q 5.00% 10/1/24-22 §	475,000	511,038
Series 7-Q 5.00% 10/1/27-22 §	200,000	215,174
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	332,904

18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Electric Utility Revenue
Series B 5.00% 12/1/28-23 §	275,000	$310,335
Series B 5.00% 12/1/31-23 §	1,365,000	1,540,389
Series B 5.00% 12/1/33-23 §	300,000	338,547
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	326,592
5.00% 7/1/33-23 §	650,000	719,608
St. Paul Housing & Redevelopment Authority
Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,093,511
Series A 5.00% 11/15/30-25 §	670,000	805,112
University of Minnesota
Series A 5.50% 7/1/21	2,365,000	2,404,235
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,525,840
Series A 5.00% 1/1/46-24 §	3,000,000	3,394,380
		44,673,682
Special Tax Revenue Bonds – 3.20%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,041,760
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	266,445
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,200,000	11,132,586
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	751,521
Series G 5.00% 11/1/31	1,500,000	1,719,285
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,035,200
		18,946,797
State General Obligation Bonds – 11.79%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,197,937

19

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series A 5.00% 8/1/30	6,980,000	$9,175,280
Series A 5.00% 8/1/35	3,000,000	3,864,480
Series A 5.00% 8/1/40	1,750,000	2,271,850
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	4,208,102
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,051,075
Series A 5.00% 8/1/29	3,200,000	3,800,608
Series A 5.00% 8/1/30	4,200,000	4,814,418
Series A 5.00% 8/1/32	3,875,000	4,437,611
Series A 5.00% 8/1/33	2,075,000	2,633,715
Series A 5.00% 10/1/33	3,000,000	3,727,050
Series A 5.00% 8/1/35	2,975,000	3,759,389
Series A 5.00% 8/1/38	3,450,000	4,321,815
Series A Unrefunded Balance 4.00% 8/1/27	955,000	999,331
Series D 5.00% 8/1/26	6,000,000	7,402,080
Series D 5.00% 8/1/27	2,525,000	3,104,462
		69,769,203
Transportation Revenue Bonds – 6.24%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,489,842
Series C 5.00% 1/1/29	410,000	498,162
Series C 5.00% 1/1/33	850,000	1,013,906
Series C 5.00% 1/1/36	600,000	710,406
Series C 5.00% 1/1/41	600,000	703,086
Series C 5.00% 1/1/46	1,595,000	1,852,273
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,114,430
Series A 5.00% 1/1/44	3,000,000	3,636,420
Series A 5.00% 1/1/49	5,000,000	6,019,800
Series B 5.00% 1/1/26	575,000	597,396
Series B 5.00% 1/1/27	1,160,000	1,204,498
Series B 5.00% 1/1/28	2,750,000	2,854,060
Series B 5.00% 1/1/29	120,000	124,500
Series B 5.00% 1/1/30	1,675,000	1,737,243
Series B 5.00% 1/1/31	1,750,000	1,814,872

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	3,595,000	$4,282,256
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,276,434
		36,929,584
Water & Sewer Revenue Bonds – 2.96%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,222,376
Metropolitan Council General Obligation
Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,517,528
Series B 5.00% 9/1/25	2,000,000	2,143,540
Series C 4.00% 3/1/31	3,120,000	3,612,554
Series C 4.00% 3/1/32	3,225,000	3,715,813
Series E 5.00% 9/1/23	2,000,000	2,144,160
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,169,000
		17,524,971
Total Municipal Bonds (cost $549,390,406)		576,624,310

Short-Term Investments – 1.38%
Variable Rate Demand Notes – 1.38%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.01%
11/15/48 (LOC – Wells Fargo Bank N.A.)	1,150,000	1,150,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	5,865,000	5,865,000
Series B-2 0.01% 11/15/35
(LOC - JPMorgan Chase Bank N.A.)	1,125,000	1,125,000
Total Short-Term Investments (cost $8,140,000)		8,140,000
Total Value of Securities–98.81%
(cost $557,530,406)		$584,764,310

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

21

Schedules of investments
Delaware Tax-Free Minnesota Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $14,214,997, which represents 2.40% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

22

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.32%
Corporate Revenue Bond – 1.01%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$905,452
		905,452
Education Revenue Bonds – 13.98%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	454,814
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	503,115
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	331,657
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	447,684
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	443,558
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	565,939
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	537,690
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	551,890
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/32	750,000	827,610
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	515,153
5.00% 10/1/35	555,000	654,872
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	673,090
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	150,942

23

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority
Revenue
(St. Olaf College)
3.00% 10/1/41	415,000	$446,723
Series 8-G 5.00% 12/1/31	125,000	145,520
Series 8-G 5.00% 12/1/32	125,000	145,128
(University of St. Thomas)
4.00% 10/1/36	300,000	345,255
5.00% 10/1/34	350,000	436,229
5.00% 10/1/35	750,000	931,830
Series 7-U 4.00% 4/1/26	1,400,000	1,490,888
Series A 5.00% 10/1/29	630,000	778,856
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	325,000	333,314
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	345,365
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	157,090
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	278,967
		12,493,179
Electric Revenue Bonds – 6.08%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	1,038,360
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	294,498
Minnesota Municipal Power Agency Electric
Revenue
Series A 5.00% 10/1/29	500,000	573,000
Series A 5.00% 10/1/30	240,000	274,766
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/29	150,000	177,225
5.00% 1/1/30	235,000	280,449
5.00% 1/1/31	350,000	409,749
Series A 5.00% 1/1/25	200,000	215,990
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	367,491

24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	$609,980
Series A 5.00% 12/1/31	575,000	700,758
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	486,731
		5,428,997
Healthcare Revenue Bonds – 23.08%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	286,967
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	402,825
3rd Tier Series C 5.00% 1/1/32	420,000	309,712
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter
Communities Project)
Series A 5.50% 12/1/48	250,000	256,200
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	258,083
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	684,906
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	90,361
4.00% 9/1/39	100,000	86,066
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	405,596
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	494,390
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	895,852
Series A 5.00% 2/15/48	390,000	457,470
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	780,945

25

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	$277,898
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
4.25% 8/1/24	413,334	408,411
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	529,970
5.00% 5/1/28	1,000,000	1,209,580
(North Memorial Health Care)
5.00% 9/1/31	320,000	360,883
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,465
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/35	500,000	611,060
Series A 5.00% 11/15/49	1,000,000	1,184,250
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	535,480
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,494,586
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series C 4.50% 11/15/38 ●	925,000	952,177
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,057,234
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	577,898
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	977,516
Unrefunded Balance 5.125% 5/1/30	360,000	360,990

26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	$321,005
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,149,840
Series A 5.00% 7/1/33	200,000	229,066
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	502,510
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	133,536
5.00% 8/1/35	150,000	160,143
West St. Paul, Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	513,770
Woodbury Housing & Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	524,130
		20,631,226
Housing Revenue Bonds – 0.66%
Minnesota Housing Finance Agency Residential
Housing Finance
Series I 2.00% 7/1/40	300,000	293,130
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	294,362
		587,492
Lease Revenue Bonds – 4.26%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,204,445
Series A 5.00% 6/1/43	715,000	779,865
Series B 5.00% 3/1/27	1,000,000	1,046,960

27

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	$778,055
		3,809,325
Local General Obligation Bonds – 17.36%
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,201,620
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	283,382
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,840,275
Series A 5.00% 12/1/38	1,055,000	1,300,003
Series C 5.00% 12/1/30	1,500,000	1,850,670
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,204,362
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	259,312
Series B 4.00% 2/1/36	465,000	548,091
Series B 4.00% 2/1/37	600,000	715,950
St. Michael-Albertville Independent School District
No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	605,105
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,133,390
White Bear Lake Independent School District
No. 624
Series A 3.00% 2/1/43	2,420,000	2,572,363
		15,514,523
Pre-Refunded/Escrowed to Maturity Bonds – 5.94%
Minnesota
Series A Unrefunded Balance 5.00%
10/1/24-21 §	2,000,000	2,056,620
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	457,245

28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority
Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	$198,274
Series A 5.00% 11/15/30-25 §	120,000	144,199
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,036,050
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,414,325
		5,306,713
Special Tax Revenue Bonds – 3.01%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	164,232
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	904,741
Series A-1 4.75% 7/1/53	655,000	714,887
Series A-2 4.536% 7/1/53	378,000	407,344
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	500,803
		2,692,007
State General Obligation Bonds – 15.28%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	345,000	299,719
Minnesota
Series A 5.00% 8/1/30	2,000,000	2,629,020
Series A 5.00% 8/1/33	285,000	361,739
Series A 5.00% 8/1/34	1,000,000	1,266,200
Series A 5.00% 8/1/35	2,000,000	2,576,320
Series A 5.00% 8/1/40	750,000	973,650
Series D 5.00% 8/1/26	2,500,000	3,084,200
Series D 5.00% 8/1/27	1,500,000	1,844,235
Series E 5.00% 10/1/26	500,000	619,750
		13,654,833

29

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.43%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	$737,655
Series B 5.00% 1/1/31	750,000	777,802
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,905,872
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	482,202
Series A 4.00% 8/1/27	545,000	580,256
Series A 4.00% 8/1/28	350,000	370,240
		4,854,027
Water & Sewer Revenue Bonds – 2.23%
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	575,000	666,097
Metropolitan Council General Obligation
Wastewater Revenue (Minneapolis – St. Paul
Metropolitan Area)
Series C 4.00% 3/1/31	565,000	654,197
Series C 4.00% 3/1/32	585,000	674,031
		1,994,325
Total Municipal Bonds (cost $84,512,779)		87,872,099

Short-Term Investments – 0.53%
Variable Rate Demand Notes – 0.53%¤
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 0.01%
11/15/35
(LOC - JPMorgan Chase Bank N.A.)	475,000	475,000
Total Short-Term Investments (cost $475,000)		475,000
Total Value of Securities–98.85%
(cost $84,987,779)		$88,347,099

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $1,890,246, which represents 2.11% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

30

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 96.44%
Corporate Revenue Bond – 1.48%
St. Paul Port Authority Solid Waste Disposal
Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	$3,043,752
		3,043,752
Education Revenue Bonds – 21.91%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	898,645
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,307,033
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,530
Series A 5.00% 7/1/45	230,000	243,046
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,099,490
Duluth Housing & Redevelopment Authority
Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,104,290
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	744,348
Series A 5.75% 8/1/44	585,000	619,404
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	254,820
Series A 5.00% 7/1/47	710,000	761,177
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	706,283
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	174,359
Series A 5.00% 7/1/44	495,000	516,542
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,061,280
Series A 5.00% 7/1/47	800,000	842,808
32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$772,695
144A 5.00% 8/1/53 #	570,000	592,697
5.25% 8/1/39	800,000	840,976
Minnesota Higher Education Facilities Authority
Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,269,002
5.00% 5/1/47	1,500,000	1,600,515
(Carleton College)
4.00% 3/1/37	635,000	714,362
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,152,630
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	263,107
4.00% 5/1/25	200,000	209,896
4.00% 5/1/26	100,000	104,743
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	634,433
Series A 5.00% 10/1/45	670,000	777,656
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	247,904
(St. Olaf College)
4.00% 10/1/50	935,000	1,082,066
Series 8-G 5.00% 12/1/31	205,000	238,653
Series 8-G 5.00% 12/1/32	205,000	238,009
Series 8-N 4.00% 10/1/34	800,000	900,848
Series 8-N 4.00% 10/1/35	590,000	662,900
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	332,463
Series B 5.00% 10/1/39	770,000	849,418
(University of St. Thomas)
4.00% 10/1/37	500,000	573,545
4.00% 10/1/41	1,000,000	1,134,110
4.00% 10/1/44	950,000	1,068,826
Series A 4.00% 10/1/35	400,000	454,604
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,472,913

33

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	770,000	$789,697
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	525,000
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,777,615
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	292,947
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	577,700
Series A 6.00% 9/1/51	3,500,000	4,078,620
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,336,053
Series A 4.125% 9/1/47	500,000	518,245
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,610,790
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,524,295
Series A 5.00% 9/1/40	900,000	1,092,339
Series A 5.00% 9/1/41	620,000	751,868
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	470,371
		45,135,566
Electric Revenue Bonds – 5.88%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,554,075
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	530,371
Series A 5.00% 12/1/26	360,000	388,044
Minnesota Municipal Power Agency Electric
Revenue
5.00% 10/1/27	165,000	189,405
5.00% 10/1/28	500,000	573,575
5.00% 10/1/47	745,000	876,828

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	$598,560
5.00% 1/1/28	500,000	593,600
5.00% 1/1/29	470,000	555,305
5.00% 1/1/33	225,000	265,086
5.00% 1/1/34	200,000	234,932
Series A 5.00% 1/1/24	335,000	362,363
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	148,913
Series AAA 5.25% 7/1/25 ‡	95,000	85,975
Series CCC 5.25% 7/1/27 ‡	650,000	588,250
Series WW 5.00% 7/1/28 ‡	585,000	527,962
Series XX 4.75% 7/1/26 ‡	105,000	94,500
Series XX 5.25% 7/1/40 ‡	295,000	266,975
Series XX 5.75% 7/1/36 ‡	370,000	336,700
Series ZZ 4.75% 7/1/27 ‡	85,000	76,500
Series ZZ 5.25% 7/1/24 ‡	130,000	117,650
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	546,462
Series A 5.00% 12/1/35	500,000	605,940
Series A 5.00% 12/1/36	520,000	628,888
Southern Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/41	400,000	465,024
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	906,896
		12,118,779
Healthcare Revenue Bonds – 33.44%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	418,780
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	854,020
5.00% 9/1/43	535,000	557,716
5.00% 9/1/58	1,175,000	1,216,078
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	380,330
4th Tier Series D 7.00% 1/1/37	515,000	407,041

35

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.25% 1/1/52	1,575,000	$1,180,399
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter
Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,311,744
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,513,217
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	608,499
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	215,165
5.00% 9/1/52	1,500,000	1,442,535
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,518,555
Cloquet Housing Facilities
(HADC Cloquet Project)
Series A 5.00% 8/1/48	850,000	850,723
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,039,340
Dakota County Community Development Agency
Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	892,429
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	339,543
Series A 5.00% 4/1/40	315,000	318,770
Series A 5.00% 4/1/48	185,000	186,482
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,790,975
Series A 5.00% 2/15/48	1,590,000	1,865,070
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,082,520
6.00% 6/15/39	1,000,000	1,041,250

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	$188,524
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated
Group)
5.375% 8/1/34	750,000	751,927
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	161,009
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,224,231
5.00% 5/1/26	1,300,000	1,551,966
5.00% 5/1/29	500,000	597,620
(North Memorial Health Care)
5.00% 9/1/30	610,000	689,873
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,044,580
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,104,190
Series A 5.00% 11/15/33	1,200,000	1,381,116
Series A 5.00% 11/15/34	500,000	574,455
Series A 5.00% 11/15/44	1,000,000	1,128,470
Series A 5.00% 11/15/49	1,450,000	1,717,162
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	1,717,306
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	507,470
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	475,390
4.20% 8/1/49	1,500,000	1,414,410
Oakdale Senior Housing
(Oak Meadows Project)
5.00% 4/1/34	500,000	500,055

37

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	$184,970
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,837,757
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	800,000	860,504
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,104,635
Sauk Rapids Health Care Housing Facilities
Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	829,158
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,680
5.00% 9/1/34	105,000	114,125
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	275,385
5.00% 5/1/48	3,900,000	4,706,559
Series A 4.00% 5/1/37	1,440,000	1,584,360
Series A 5.00% 5/1/46	2,000,000	2,307,200
Unrefunded Balance 5.125% 5/1/30	15,000	15,041
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	1,005,040
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	708,326
Series A 5.00% 11/15/47	485,000	566,136
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,430,154
Series A 5.00% 7/1/29	1,000,000	1,161,430
Series A 5.00% 7/1/32	900,000	1,034,856
Series A 5.00% 7/1/33	1,540,000	1,763,808

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	$1,664,487
Series A 5.15% 11/1/42	775,000	775,387
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	999,990
St. Paul Housing & Redevelopment Authority
Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,180,880
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,502,745
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	250,000	254,628
4.00% 8/1/39	400,000	407,404
4.00% 8/1/44	350,000	355,443
5.00% 8/1/54	350,000	369,358
		68,898,381
Housing Revenue Bonds – 1.89%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater
Project)
5.00% 5/1/54	1,000,000	1,050,250
Minneapolis – St. Paul Housing Finance Board
Single Family Mortgage-Backed Securities
Program
(City Living Project)
Series A-2 5.00%
12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	651	651
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	690,000	665,491
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	114,446

39

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	$1,316,884
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,525
		3,898,247
Lease Revenue Bonds – 2.25%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,916,162
Series A 5.00% 6/1/43	1,000,000	1,090,720
Minnesota Housing Finance Agency State
Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,620,444
		4,627,326
Local General Obligation Bonds – 6.38%
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,190,440
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	501,855
Series A 4.20% 3/1/34	750,000	792,308
Hennepin County
Series A 5.00% 12/1/37	910,000	1,123,968
Series C 5.00% 12/1/37	2,500,000	3,060,850
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,171,880
Series A 5.00% 2/1/29	1,000,000	1,169,340
Series A 5.00% 2/1/31	1,000,000	1,168,920
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	188,590
Series A 4.00% 2/1/37	215,000	252,187
Series A 4.00% 2/1/38	220,000	257,145
Series B 4.00% 2/1/36	335,000	394,861
Series B 4.00% 2/1/37	445,000	521,967
Series B 4.00% 2/1/38	465,000	543,511

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	$806,793
		13,144,615
Pre-Refunded/Escrowed to Maturity Bonds – 4.57%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	558,720
Minnesota
Series A Unrefunded Balance 5.00%
10/1/24-21 §	985,000	1,012,886
Minnesota Higher Education Facilities Authority
Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	349,658
Series 7-Q 5.00% 10/1/26-22 §	280,000	301,243
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	371,924
5.00% 7/1/27-23 §	245,000	271,237
5.00% 7/1/28-23 §	225,000	249,095
St. Paul Housing & Redevelopment Authority
Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 6.625% 9/1/42-21 §	1,500,000	1,548,255
St. Paul Housing & Redevelopment Authority
Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	330,457
Series A 5.00% 11/15/30-25 §	205,000	246,340
Western Minnesota Municipal Power Agency
Revenue
Series A 5.00% 1/1/30-24 §	500,000	565,730
Series A 5.00% 1/1/33-24 §	750,000	848,595
Series A 5.00% 1/1/34-24 §	450,000	509,157
Series A 5.00% 1/1/40-24 §	2,000,000	2,262,920
		9,426,217
Special Tax Revenue Bonds – 4.75%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	264,580

41

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	$205,298
4.00% 3/1/30	260,000	265,413
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	718,956
4.00% 3/1/27	650,000	664,294
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,443,462
Series A-1 5.00% 7/1/58	275,000	304,573
Series A-2 4.536% 7/1/53	3,000,000	3,232,890
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	690,762
		9,790,228
State General Obligation Bonds – 7.29%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	799,250
Minnesota
Series A 5.00% 8/1/27	750,000	894,375
Series A 5.00% 8/1/29	1,000,000	1,187,690
Series A 5.00% 8/1/33	660,000	837,712
Series A 5.00% 8/1/34	2,185,000	2,766,647
Series A 5.00% 8/1/35	1,000,000	1,288,160
Series D 5.00% 8/1/26	1,000,000	1,233,680
Series D 5.00% 8/1/27	1,000,000	1,229,490
Series E 5.00% 10/1/26	1,085,000	1,344,857
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,193,039
Series A 5.00% 8/1/38	1,000,000	1,252,700
		15,027,600
Transportation Revenue Bonds – 5.50%
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	214,840
(Subordinate)
Series A 5.00% 1/1/32	500,000	558,255
Series A 5.00% 1/1/49	1,500,000	1,805,940
Series B 5.00% 1/1/29	2,130,000	2,209,875

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports
Commission Revenue
(Subordinate)
Series B 5.00% 1/1/44 (AMT)	4,000,000	$4,764,680
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,774,740
		11,328,330
Water & Sewer Revenue Bonds – 1.10%
Metropolitan Council General Obligation
Wastewater Revenue (Minneapolis – St. Paul
Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,117,345
Series C 4.00% 3/1/32	1,000,000	1,152,190
		2,269,535
Total Municipal Bonds (cost $190,187,351)		198,708,576

Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.01%
11/15/48 (LOC – Wells Fargo Bank N.A.)	300,000	300,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
Series B-2 0.01% 11/15/35
(LOC - JPMorgan Chase Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $900,000)		900,000
Total Value of Securities–96.88%
(cost $191,087,351)		$199,608,576

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $6,384,217, which represents 3.10% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

43

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

44

Statements of assets and liabilities
February 28, 2021 (Unaudited)

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Assets:
Investments, at value*	$584,764,310	$88,347,099	$199,608,576
Cash	4,888,185	826,930	5,364,185
Interest receivable	6,483,948	847,347	2,226,916
Receivable for fund shares sold	848,582	11,914	560,001
Total Assets	596,985,025	90,033,290	207,759,678
Liabilities:
Payable for securities purchased	3,323,494	458,836	1,114,492
Payable for fund shares redeemed	1,179,817	80,682	377,315
Investment management fees payable
to affiliates	208,522	19,988	71,509
Distribution payable	190,154	18,911	24,644
Other accrued expenses	112,605	31,991	54,613
Distribution fees payable to affiliates	86,921	9,828	32,370
Audit and tax fees payable	22,570	22,570	22,570
Accounting and administration
expenses payable to non-affiliates	19,758	9,968	12,172
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	3,802	576	1,305
Trustees’ fees and expenses payable
to affiliates	2,168	330	741
Accounting and administration
expenses payable to affiliates	1,836	538	832
Legal fees payable to affiliates	925	141	316
Reports and statements to
shareholders expenses payable to
affiliates	694	105	241
Total Liabilities	5,153,266	654,464	1,713,120
Total Net Assets	$591,831,759	$89,378,826	$206,046,558

Net Assets Consist of:
Paid-in capital	$565,121,862	$86,182,282	$198,244,104
Total distributable earnings (loss)	26,709,897	3,196,544	7,802,454
Total Net Assets	$591,831,759	$89,378,826	$206,046,558

45

Statements of assets and liabilities

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Net Asset Value

Class A:
Net assets	$371,784,202	$61,206,274	$106,887,822
Shares of beneficial interest outstanding,
unlimited authorization, no par	29,703,075	5,531,398	9,614,527
Net asset value per share	$12.52	$11.07	$11.12
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$13.11	$11.38	$11.64

Class C:
Net assets	$18,034,314	$3,368,275	$14,900,540
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,436,075	303,777	1,337,683
Net asset value per share	$12.56	$11.09	$11.14

Institutional Class:
Net assets	$202,013,243	$24,804,277	$84,258,196
Shares of beneficial interest outstanding,
unlimited authorization, no par	16,142,988	2,240,809	7,581,302
Net asset value per share	$12.51	$11.07	$11.11
____________________
* Investments, at cost	$557,530,406	$84,987,779	$191,087,351

See accompanying notes, which are an integral part of the financial statements.

46

Statements of operations
Six months ended February 28, 2021 (Unaudited)

			Delaware Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Investment Income:
Interest	$9,333,392	$1,214,389	$3,505,587

Expenses:
Management fees	1,578,148	221,265	549,634
Distribution expenses – Class A	461,063	73,801	129,494
Distribution expenses – Class C	116,090	23,175	88,790
Dividend disbursing and transfer agent
fees and expenses	187,210	30,124	71,826
Accounting and administration expenses	65,585	26,388	35,240
Registration fees	30,635	13,135	8,052
Reports and statements to shareholders
expenses	25,403	7,261	9,668
Legal fees	23,802	3,480	8,140
Audit and tax fees	23,667	22,570	22,949
Trustees’ fees and expenses	14,915	2,262	5,107
Custodian fees	8,991	1,378	3,249
Other	29,099	11,128	18,259
	2,564,608	435,967	950,408
Less expenses waived	(242,189)	(91,125)	(92,531)
Less waived distribution
expenses – Class A	—	(29,520)	—
Less expenses paid indirectly	(161)	(27)	(67)
Total operating expenses	2,322,258	315,295	857,810
Net Investment Income	7,011,134	899,094	2,647,777
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	330,477	6,410	116,823
Net change in unrealized appreciation
(depreciation) of investments	723,060	(292,426)	1,980,680
Net Realized and Unrealized Gain (Loss)	1,053,537	(286,016)	2,097,503
Net Increase in Net Assets Resulting
from Operations	$8,064,671	$613,078	$4,745,280

See accompanying notes, which are an integral part of the financial statements.

47

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,011,134	$14,887,472
Net realized gain	330,477	932,823
Net change in unrealized appreciation (depreciation)	723,060	(8,816,749)
Net increase in net assets resulting from operations	8,064,671	7,003,546

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,375,003)	(10,479,934)
Class C	(187,919)	(567,741)
Institutional Class	(2,483,249)	(5,376,871)
	(7,046,171)	(16,424,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	19,171,445	30,564,638
Class C	1,289,188	2,044,174
Institutional Class	28,285,741	49,162,276

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,078,451	9,360,817
Class C	190,530	554,458
Institutional Class	1,816,568	3,892,433
	54,831,923	95,578,796

48

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,826,533)	$(47,198,375)
Class C	(8,779,302)	(6,825,961)
Institutional Class	(9,564,795)	(37,945,871)
	(44,170,630)	(91,970,207)
Increase in net assets derived from capital share transactions	10,661,293	3,608,589
Net Increase (Decrease) in Net Assets	11,679,793	(5,812,411)

Net Assets:
Beginning of period	580,151,966	585,964,377
End of period	$591,831,759	$580,151,966

See accompanying notes, which are an integral part of the financial statements.

49

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$899,094	$1,942,599
Net realized gain (loss)	6,410	(68,890)
Net change in unrealized appreciation (depreciation)	(292,426)	(916,519)
Net increase in net assets resulting from operations	613,078	957,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(600,233)	(1,346,270)
Class C	(27,421)	(98,584)
Institutional Class	(271,066)	(497,364)
	(898,720)	(1,942,218)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,491,722	8,419,718
Class C	136,565	635,657
Institutional Class	1,273,096	11,917,665

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	521,017	1,146,384
Class C	27,784	94,088
Institutional Class	265,519	463,348
	7,715,703	22,676,860

50

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,380,797)	$(6,850,828)
Class C	(1,947,713)	(2,655,009)
Institutional Class	(1,507,819)	(5,203,976)
	(5,836,329)	(14,709,813)
Increase in net assets derived from capital share transactions	1,879,374	7,967,047
Net Increase in Net Assets	1,593,732	6,982,019
Net Assets:
Beginning of period	87,785,094	80,803,075
End of period	$89,378,826	$87,785,094

See accompanying notes, which are an integral part of the financial statements.

51

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,647,777	$5,533,266
Net realized gain	116,823	180,719
Net change in unrealized appreciation (depreciation)	1,980,680	(4,939,126)
Net increase in net assets resulting from operations	4,745,280	774,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,352,508)	(2,770,295)
Class C	(164,813)	(393,155)
Institutional Class	(1,121,817)	(2,354,836)
	(2,639,138)	(5,518,286)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,254,727	12,533,954
Class C	754,835	3,689,377
Institutional Class	15,519,922	28,268,095

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,293,187	2,475,879
Class C	165,043	369,511
Institutional Class	1,112,805	2,262,483
	27,100,519	49,599,299

52

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,635,867)	$(12,513,039)
Class C	(5,618,581)	(5,297,308)
Institutional Class	(8,519,749)	(28,132,087)
	(21,774,197)	(45,942,434)
Increase in net assets derived from capital share transactions	5,326,322	3,656,865
Net Increase (Decrease) in Net Assets	7,432,464	(1,086,562)
Net Assets:
Beginning of period	198,614,094	199,700,656
End of period	$206,046,558	$198,614,094

See accompanying notes, which are an integral part of the financial statements.

53

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.49	$12.68	$12.14	$12.54	$12.87	$12.60

0.15	0.31	0.36	0.37	0.38	0.41
0.03	(0.16)	0.54	(0.34)	(0.32)	0.28
0.18	0.15	0.90	0.03	0.06	0.69

(0.15)	(0.31)	(0.36)	(0.37)	(0.39)	(0.42)
—	(0.03)	—	(0.06)	—	—
(0.15)	(0.34)	(0.36)	(0.43)	(0.39)	(0.42)

$12.52	$12.49	$12.68	$12.14	$12.54	$12.87

1.43%	1.30%	7.54%	0.26%	0.49%	5.52%

$371,784	$373,691	$386,790	$390,477	$423,497	$481,066
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.94%	0.95%	0.95%
2.36%	2.53%	2.92%	2.99%	3.08%	3.25%
2.28%	2.45%	2.84%	2.90%	2.98%	3.15%
3%	15%	13%	16%	17%	15%

55

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding have been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.53	$12.72	$12.18	$12.58	$12.91	$12.64

0.10	0.22	0.27	0.28	0.29	0.32
0.03	(0.16)	0.54	(0.34)	(0.33)	0.27
0.13	0.06	0.81	(0.06)	(0.04)	0.59

(0.10)	(0.22)	(0.27)	(0.28)	(0.29)	(0.32)
—	(0.03)	—	(0.06)	—	—
(0.10)	(0.25)	(0.27)	(0.34)	(0.29)	(0.32)

$12.56	$12.53	$12.72	$12.18	$12.58	$12.91

1.05%	0.54%	6.73%	(0.49% )	(0.25% )	4.73%

$18,035	$25,219	$29,933	$35,642	$51,045	$53,502
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.69%	1.70%	1.70%
1.61%	1.78%	2.17%	2.24%	2.33%	2.50%

1.53%	1.70%	2.09%	2.15%	2.23%	2.40%
3%	15%	13%	16%	17%	15%

57

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	The average shares outstanding have been applied for per share information.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.49	$12.68	$12.14	$12.54	$12.87	$12.59

0.16	0.34	0.39	0.40	0.41	0.45
0.02	(0.16)	0.54	(0.34)	(0.32)	0.28
0.18	0.18	0.93	0.06	0.09	0.73

(0.16)	(0.34)	(0.39)	(0.40)	(0.42)	(0.45)
—	(0.03)	—	(0.06)	—	—
(0.16)	(0.37)	(0.39)	(0.46)	(0.42)	(0.45)

$12.51	$12.49	$12.68	$12.14	$12.54	$12.87

1.47%	1.55%	7.81%	0.51%	0.75%	5.87%

$202,013	$181,242	$169,241	$119,894	$88,826	$53,133
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.69%	0.70%	0.70%
2.61%	2.78%	3.17%	3.24%	3.33%	3.50%
2.53%	2.70%	3.09%	3.15%	3.23%	3.40%
3%	15%	13%	16%	17%	15%

59

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.10	$11.25	$10.82	$11.17	$11.44	$11.22

0.11	0.27	0.31	0.30	0.31	0.33
(0.03)	(0.15)	0.43	(0.31)	(0.25)	0.22
0.08	0.12	0.74	(0.01)	0.06	0.55

(0.11)	(0.27)	(0.31)	(0.30)	(0.31)	(0.33)
—	—	—	(0.04)	(0.02)	—
(0.11)	(0.27)	(0.31)	(0.34)	(0.33)	(0.33)

$11.07	$11.10	$11.25	$10.82	$11.17	$11.44

0.74%	1.08%	7.00%	(0.01% )	0.55%	4.98%

$61,206	$57,788	$55,918	$59,284	$68,934	$79,730
0.71%	0.71%	0.71%	0.79%	0.84%	0.84%
1.02%	1.02%	1.04%	1.00%	0.99%	0.97%
2.03%	2.39%	2.87%	2.77%	2.79%	2.92%
1.72%	2.08%	2.54%	2.56%	2.64%	2.79%
5%	20%	19%	17%	22%	14%

61

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.12	$11.27	$10.84	$11.19	$11.47	$11.24

0.07	0.17	0.22	0.21	0.22	0.24
(0.03)	(0.15)	0.43	(0.31)	(0.26)	0.23
0.04	0.02	0.65	(0.10)	(0.04)	0.47

(0.07)	(0.17)	(0.22)	(0.21)	(0.22)	(0.24)
—	—	—	(0.04)	(0.02)	—
(0.07)	(0.17)	(0.22)	(0.25)	(0.24)	(0.24)

$11.09	$11.12	$11.27	$10.84	$11.19	$11.47

0.32%	0.22%	6.09%	(0.86% )	(0.39% )	4.17%

$3,368	$5,149	$7,167	$8,558	$11,885	$13,315
1.56%	1.56%	1.56%	1.64%	1.69%	1.69%
1.77%	1.77%	1.79%	1.75%	1.74%	1.72%
1.18%	1.54%	2.02%	1.92%	1.94%	2.07%

0.97%	1.33%	1.79%	1.81%	1.89%	2.04%
5%	20%	19%	17%	22%	14%
63

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.10	$11.25	$10.83	$11.17	$11.45	$11.22

0.12	0.28	0.33	0.32	0.33	0.35
(0.03)	(0.15)	0.42	(0.30)	(0.26)	0.23
0.09	0.13	0.75	0.02	0.07	0.58

(0.12)	(0.28)	(0.33)	(0.32)	(0.33)	(0.35)
—	—	—	(0.04)	(0.02)	—
(0.12)	(0.28)	(0.33)	(0.36)	(0.35)	(0.35)

$11.07	$11.10	$11.25	$10.83	$11.17	$11.45

0.82%	1.23%	7.06%	0.23%	0.61%	5.22%

$24,805	$24,848	$17,718	$11,470	$18,800	$12,694
0.56%	0.56%	0.56%	0.64%	0.69%	0.69%
0.77%	0.77%	0.79%	0.75%	0.74%	0.72%
2.18%	2.54%	3.02%	2.92%	2.94%	3.07%
1.97%	2.33%	2.79%	2.81%	2.89%	3.04%
5%	20%	19%	17%	22%	14%

65

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.00	$11.21	$10.66	$10.88	$11.13	$10.84

0.14	0.29	0.32	0.32	0.33	0.36
0.12	(0.21)	0.55	(0.22)	(0.25)	0.29
0.26	0.08	0.87	0.10	0.08	0.65

(0.14)	(0.29)	(0.32)	(0.32)	(0.33)	(0.36)
(0.14)	(0.29)	(0.32)	(0.32)	(0.33)	(0.36)

$11.12	$11.00	$11.21	$10.66	$10.88	$11.13

2.41%	0.81%	8.33%	0.95%	0.84%	6.12%

$106,888	$103,913	$103,487	$98,980	$98,491	$121,168
0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
0.98%	0.97%	0.99%	0.99%	0.99%	0.98%
2.62%	2.69%	2.97%	2.98%	3.08%	3.23%
2.53%	2.61%	2.87%	2.88%	2.98%	3.14%
2%	18%	12%	14%	19%	15%

67

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.02	$11.23	$10.68	$10.90	$11.15	$10.87

0.10	0.21	0.24	0.24	0.25	0.27
0.12	(0.21)	0.55	(0.22)	(0.25)	0.29
0.22	— [3]	0.79	0.02	— [3]	0.56

(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.28)
(0.10)	(0.21)	(0.24)	(0.24)	(0.25)	(0.28)

$11.14	$11.02	$11.23	$10.68	$10.90	$11.15

2.03%	0.05%	7.51%	0.19%	0.09%	5.22%

$14,901	$19,376	$21,059	$21,651	$32,223	$35,751
1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
1.73%	1.72%	1.74%	1.74%	1.74%	1.73%
1.87%	1.94%	2.22%	2.23%	2.33%	2.48%

1.78%	1.86%	2.12%	2.13%	2.23%	2.39%
2%	18%	12%	14%	19%	15%

69

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.00	$11.20	$10.66	$10.87	$11.12	$10.84

0.16	0.32	0.35	0.35	0.36	0.38
0.11	(0.20)	0.54	(0.21)	(0.25)	0.29
0.27	0.12	0.89	0.14	0.11	0.67

(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.39)
(0.16)	(0.32)	(0.35)	(0.35)	(0.36)	(0.39)

$11.11	$11.00	$11.20	$10.66	$10.87	$11.12

2.44%	1.15%	8.50%	1.30%	1.09%	6.28%

$84,258	$75,325	$75,155	$53,501	$44,805	$31,206
0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
0.73%	0.72%	0.74%	0.74%	0.74%	0.73%
2.87%	2.94%	3.22%	3.23%	3.33%	3.48%
2.78%	2.86%	3.12%	3.13%	3.23%	3.39%
2%	18%	12%	14%	19%	15%

71

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	February 28, 2021 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware Tax-Free Minnesota or Delaware Minnesota High-Yield Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are

72

not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2021, and for all open tax years (years ended August 31, 2017–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any,

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended February 28, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$161
Delaware Tax-Free Minnesota Intermediate Fund	27
Delaware Minnesota High-Yield Municipal Bond Fund	67

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through February 28, 2021.* These waivers and reimbursements may only be

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terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets
Delaware Tax-Free Minnesota Fund	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$11,784
Delaware Tax-Free Minnesota Intermediate Fund	3,472
Delaware Minnesota High-Yield Municipal Bond Fund	5,349

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$25,640
Delaware Tax-Free Minnesota Intermediate Fund	3,901
Delaware Minnesota High-Yield Municipal Bond Fund	8,810

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

75

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$8,636
Delaware Tax-Free Minnesota Intermediate Fund	1,315
Delaware Minnesota High-Yield Municipal Bond Fund	2,942

For the six months ended February 28, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$6,168
Delaware Tax-Free Minnesota Intermediate Fund	1,614
Delaware Minnesota High-Yield Municipal Bond Fund	2,953

For the six months ended February 28, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$1,023	$279
Delaware Tax-Free Minnesota Intermediate Fund	150	44
Delaware Minnesota High-Yield Municipal Bond Fund	2,168	405

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

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Cross trades for the six months ended February 28, 2021, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2021, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$8,998,541	$4,261,952	$57,127
Delaware Tax-Free Minnesota
Intermediate Fund	2,410,597	3,180,040	—
Delaware Minnesota High-Yield
Municipal Bond Fund	4,162,378	7,377,530	85,207

____________________
Delaware Tax-Free Minnesota Intermediate Fund did not have any realized gains (losses) during the six months ended February 28, 2021

*The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the six months ended February 28, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$25,740,099	$14,952,099
Delaware Tax-Free Minnesota Intermediate Fund	7,652,058	4,525,037
Delaware Minnesota High-Yield Municipal Bond Fund	7,176,217	4,145,632

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation of investments
Delaware Tax-Free
Minnesota Fund	$557,557,921	$30,001,042	$(2,794,653)	$27,206,389
Delaware Tax-Free
Minnesota
Intermediate Fund	84,985,386	3,832,312	(470,599)	3,361,713
Delaware Minnesota
High-Yield Municipal
Bond Fund	191,047,966	9,952,886	(1,392,276)	8,560,610

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$167,389	$—	$167,389
Delaware Minnesota
High-Yield Municipal
Bond Fund	790,025	—	790,025

At August 31, 2020, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

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circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2021:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$576,624,310
Short-Term Investments	8,140,000
Total Value of Securities	$584,764,310

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$87,872,099
Short-Term Investments	475,000
Total Value of Securities	$88,347,099

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$198,708,576
Short-Term Investments	900,000
Total Value of Securities	$199,608,576

During the six months ended February 28, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2021, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	1,522,174	2,470,484	491,597	760,322	739,510	1,132,737
Class C	102,254	162,787	12,257	58,542	67,516	332,654
Institutional Class	2,247,116	3,968,576	114,022	1,097,848	1,397,383	2,563,763

Shares issued upon reinvestment of dividends and distributions:
Class A	324,805	756,678	46,789	104,225	116,484	227,598
Class C	15,126	44,653	2,489	8,531	14,843	33,910
Institutional Class	144,720	314,844	23,832	42,075	100,269	208,101
	4,356,195	7,718,022	690,986	2,071,543	2,436,005	4,498,763

Shares redeemed:
Class A	(2,057,849)	(3,813,207)	(213,001)	(629,289)	(688,611)	(1,146,037)
Class C	(693,507)	(547,958)	(173,881)	(240,006)	(502,855)	(483,508)
Institutional Class	(760,233)	(3,120,080)	(134,795)	(476,666)	(766,665)	(2,628,916)
	(3,511,589)	(7,481,245)	(521,677)	(1,345,961)	(1,958,131)	(4,258,461)
Net increase	844,606	236,777	169,309	725,582	477,874	240,302

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended February 28, 2021 and the year ended August 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Six months ended
2/28/21	44,506	201,129	197,593	48,824	$3,104,590
Year ended
8/31/20	73,750	57,333	55,209	76,105	1,625,460

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

4. Capital Shares (continued)

			Exchange
	Exchange Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Intermediate Fund
Six months ended
2/28/21	—	36,271	36,360	—	$406,725
Year ended
8/31/20	—	20,392	20,195	252	225,863
Delaware Minnesota High-Yield Municipal Bond Fund
Six months ended
2/28/21	629	56,175	56,038	936	633,674
Year ended
8/31/20	4,022	46,853	45,608	5,405	559,234

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of February 28, 2021, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to

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adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2021, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified on the “Schedules of investments.”

		Delaware Tax-Free
	Delaware Tax-Free	Minnesota
	Minnesota Fund	Intermediate Fund
Assured Guaranty Municipal Corporation	0.44%	1.27%
National Public Finance Guarantee Corporation	0.81%	—
Total	1.25%	1.27%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties,

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)
through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However,

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each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

86

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund
Delaware National High-Yield Municipal Bond Fund

February 28, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2020 to February 28, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,038.00	0.82%	$4.14
Class C	1,000.00	1,035.00	1.57%	7.92
Institutional Class	1,000.00	1,040.00	0.57%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,022.10	0.66%	$3.31
Class C	1,000.00	1,017.80	1.51%	7.55
Institutional Class	1,000.00	1,022.80	0.51%	2.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.52	0.66%	$3.31
Class C	1,000.00	1,017.31	1.51%	7.55
Institutional Class	1,000.00	1,022.27	0.51%	2.56

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,054.80	0.85%	$4.33
Class C	1,000.00	1,050.80	1.60%	8.14
Institutional Class	1,000.00	1,055.80	0.60%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.15%
Corporate Revenue Bonds	13.59%
Education Revenue Bonds	6.39%
Electric Revenue Bonds	3.77%
Healthcare Revenue Bonds	12.08%
Housing Revenue Bonds	0.13%
Lease Revenue Bonds	4.22%
Local General Obligation Bonds	4.87%
Pre-Refunded/Escrowed to Maturity Bonds	5.21%
Resource Recovery Revenue Bond	0.20%
Special Tax Revenue Bonds	16.95%
State General Obligation Bonds	12.25%
Transportation Revenue Bonds	18.98%
Water & Sewer Revenue Bonds	0.51%
Total Value of Securities	99.15%
Receivables and Other Assets Net of Liabilities	0.85%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.73%
Arizona	3.57%
California	11.44%
Colorado	4.28%
Connecticut	1.07%
District of Columbia	1.08%
Florida	4.13%
Georgia	0.25%
Guam	0.24%
Idaho	0.34%
Illinois	7.75%
Indiana	0.68%
Kansas	0.33%
Louisiana	0.74%
Maryland	1.21%
Massachusetts	1.97%
Michigan	1.33%
Minnesota	0.69%

State / territory	Percentage of net assets
Mississippi	0.11%
Missouri	0.77%
Nebraska	0.65%
New Hampshire	0.38%
New Jersey	4.90%
New York	12.91%
North Carolina	1.77%
Ohio	1.78%
Oklahoma	1.40%
Oregon	0.31%
Pennsylvania	3.00%
Puerto Rico	17.64%
Rhode Island	0.14%
South Carolina	0.06%
Tennessee	0.57%
Texas	6.81%
Utah	0.87%
Virginia	1.47%
Washington	0.54%
Wisconsin	0.24%
Total Value of Securities	99.15%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Corporate Revenue Bonds	11.32%
Education Revenue Bonds	6.71%
Electric Revenue Bonds	5.24%
Healthcare Revenue Bonds	7.19%
Lease Revenue Bonds	3.96%
Local General Obligation Bonds	5.32%
Pre-Refunded/Escrowed to Maturity Bonds	6.04%
Special Tax Revenue Bonds	16.51%
State General Obligation Bonds	16.84%
Transportation Revenue Bonds	18.56%
Water & Sewer Revenue Bonds	1.33%
Short-Term Investments	0.05%
Total Value of Securities	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.76%
Alaska	0.13%
Arizona	7.38%
California	11.87%
Colorado	1.88%
Connecticut	0.71%
District of Columbia	1.33%
Florida	3.16%
Georgia	1.56%
Guam	0.10%
Hawaii	0.32%
Idaho	0.38%
Illinois	6.84%
Iowa	0.05%
Kansas	0.12%
Kentucky	0.51%
Louisiana	1.57%
Maryland	0.41%
Massachusetts	2.61%

State / territory	Percentage of net assets
Michigan	1.64%
Minnesota	0.24%
Mississippi	0.03%
Missouri	0.48%
Montana	0.04%
Nebraska	0.03%
New Hampshire	0.27%
New Jersey	5.91%
New York	20.39%
North Carolina	0.36%
Ohio	0.35%
Oklahoma	0.72%
Oregon	1.16%
Pennsylvania	5.84%
Puerto Rico	7.96%
South Carolina	0.76%
Tennessee	0.38%
Texas	4.58%
Utah	1.86%
Virginia	2.02%
Washington	0.90%
Wisconsin	1.46%
Total Value of Securities	99.07%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.56%
Corporate Revenue Bonds	22.31%
Education Revenue Bonds	16.48%
Electric Revenue Bonds	4.08%
Healthcare Revenue Bonds	21.60%
Housing Revenue Bond	0.05%
Lease Revenue Bonds	3.27%
Local General Obligation Bonds	1.41%
Pre-Refunded/Escrowed to Maturity Bonds	2.89%
Resource Recovery Revenue Bonds	0.76%
Special Tax Revenue Bonds	8.82%
State General Obligation Bonds	11.84%
Transportation Revenue Bonds	2.67%
Water & Sewer Revenue Bonds	2.38%
Short-Term Investments	0.58%
Total Value of Securities	99.14%
Receivables and Other Assets Net of Liabilities	0.86%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	3.15%
Arizona	6.76%
California	11.63%
Colorado	2.01%
Delaware	0.09%
District of Columbia	1.58%
Florida	5.05%
Georgia	0.45%
Hawaii	0.21%
Idaho	0.58%
Illinois	6.39%
Indiana	0.83%
Iowa	0.59%
Kansas	0.31%
Kentucky	0.58%
Louisiana	1.34%
Maine	0.11%

State / territory	Percentage of net assets
Maryland	0.50%
Massachusetts	0.81%
Michigan	0.66%
Minnesota	1.28%
Mississippi	0.48%
Missouri	1.39%
Montana	0.09%
Nevada	0.62%
New Hampshire	0.39%
New Jersey	3.72%
New York	5.70%
North Carolina	2.12%
Ohio	4.55%
Oklahoma	0.14%
Oregon	0.41%
Pennsylvania	4.68%
Puerto Rico	15.19%
South Carolina	0.36%
Tennessee	0.52%
Texas	5.96%
Utah	0.23%
Virginia	3.78%
Washington	1.12%
West Virginia	0.17%
Wisconsin	2.54%
Wyoming	0.07%
Total Value of Securities	99.14%

Schedules of investments
Delaware Tax-Free USA Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.15%
Corporate Revenue Bonds – 13.59%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	8,380,000	$9,042,188
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Senior)
Series A-2 4.00% 6/1/48	5,550,000	6,204,179
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	375,000	243,750
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,652,775
Series A 5.00% 9/1/35	2,160,000	2,917,685
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	82,695,000	3,534,384
Florida Development Finance Surface
Transportation Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	9,130,000	8,862,491
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	3,245,000	3,113,577
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	5,000,000	5,688,450
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	3,030,000	2,789,418
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.944% 6/1/57 #, ^	151,190,000	10,034,480
Series F 144A 1.335% 6/1/57 #, ^	257,430,000	12,019,407
Jefferson County, Texas Industrial Development
Revenue
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	450,000	459,135
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,890,016
Series A 5.00% 9/1/46	2,750,000	3,871,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	1,500,000	$1,793,610
Minneapolis, Minnesota
Series A 6.25% 12/1/30	300,000	304,359
Monroe County, Michigan Economic Development
Revenue
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	500,000	549,635
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,870,000	2,336,284
Series B 6.50% 11/1/39	5,000,000	7,906,200
Series C 6.50% 11/1/39	2,500,000	3,953,100
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	3,000,000	3,541,650
Series 2018 4.00% 1/1/36 (AMT)	910,000	1,002,083
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	6,000,000	8,994,120
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	2,210,272
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,940,000	2,053,374
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(AC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	600,000	561,270
Southern Ohio Port Authority
(Purecycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	1,000,000	1,065,270
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project)
Series B-2 2.375% 6/1/37 ●	5,000,000	5,181,600
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.546% 6/1/46 ^	16,970,000	3,459,334
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.30% 6/1/46 ^	2,795,000	480,265

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper, LLC Project)
7.00% 1/1/44 (AMT)	1,780,000	$2,000,613
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.401% 6/1/47 ^	25,240,000	5,641,140
Series D 2.493% 6/1/47 ^	29,060,000	6,252,550
		137,610,114
Education Revenue Bonds – 6.39%
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,143,344
Bibb County, Georgia Development Authority
Revenue
(Macon State College Student Housing Project)
Series A 5.75% 7/1/40 (AGM)	2,500,000	2,531,750
California Educational Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,148,690
(Stanford University)
Series T-1 5.00% 3/15/39	8,000,000	11,329,040
Series V-1 5.00% 5/1/49	8,275,000	12,416,389
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/50 #	1,770,000	2,078,883
District of Columbia Revenue
5.00% 6/1/40	1,500,000	1,745,640
5.00% 6/1/50	1,000,000	1,145,300
(KIPP DC Issue)
4.00% 7/1/44	500,000	549,020
4.00% 7/1/49	1,375,000	1,502,902
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	1,500,000	1,649,190
Series A 4.00% 5/1/55	1,640,000	1,798,162
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	2,034,486
Series A 5.00% 2/15/50	540,000	589,675

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development Finance Agency
Revenue
(Emerson College)
5.00% 1/1/38	500,000	$590,885
Massachusetts Educational Financing Authority
Revenue
Series I 6.00% 1/1/28	60,000	60,860
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,461,237
Rhode Island Health and Educational Building
Revenue
(University of Rhode Island)
Series B 5.25% 9/15/29 (AGC)	1,415,000	1,420,009
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	3,000,000	3,516,510
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,000,000	15,055,300
		64,767,272
Electric Revenue Bonds – 3.77%
Electric and Gas Systems Revenue San Antonio,
Texas
5.25% 2/1/24	2,500,000	2,852,025
Long Island, New York Power Authority Electric
System Revenue
5.00% 9/1/47	1,605,000	1,920,575
Series B 5.00% 9/1/41	3,000,000	3,537,150
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,705,000	4,246,262
Series A 5.05% 7/1/42 ‡	130,000	117,325
Series A 6.75% 7/1/36 ‡	2,270,000	2,094,075
Series AAA 5.25% 7/1/25 ‡	75,000	67,875
Series CCC 5.25% 7/1/27 ‡	2,570,000	2,325,850
Series TT 5.00% 7/1/32 ‡	3,165,000	2,856,413
Series WW 5.00% 7/1/28 ‡	1,125,000	1,015,313
Series WW 5.25% 7/1/33 ‡	3,250,000	2,941,250
Series WW 5.50% 7/1/38 ‡	2,170,000	1,969,275
Series XX 4.75% 7/1/26 ‡	265,000	238,500
Series XX 5.25% 7/1/40 ‡	3,690,000	3,339,450
Series XX 5.75% 7/1/36 ‡	940,000	855,400
Series ZZ 4.75% 7/1/27 ‡	210,000	189,000

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	105,000	$95,025
Salt River, Arizona Project Agricultural Improvement
& Power District Electric Systems Revenue
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,566,780
		38,227,543
Healthcare Revenue Bonds – 12.08%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,088,960
Allegheny County, Pennsylvania Hospital
Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 5.00% 4/1/47	1,800,000	2,099,196
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,500,000	1,697,900
Series D 7.25% 1/1/52	2,620,000	1,963,585
Arizona Industrial Development Authority Revenue
(2nd Tier - Great Lakes Senior Living
Communities LLC Project)
Series B 5.00% 1/1/49	400,000	301,732
Series B 5.125% 1/1/54	470,000	353,863
(Great Lakes Senior Living Communities LLC
Project)
Series A 5.00% 1/1/54	1,070,000	962,187
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	2,500,000	2,791,225
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	7,855,000	11,306,173
(Sutter Health)
Series A 5.00% 11/15/38	1,000,000	1,215,890
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	2,550,000	2,922,938

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	3,000,000	$3,426,840
(American Baptist)
8.00% 8/1/43	2,040,000	2,180,536
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	5,250,000	5,800,357
Series A-2 5.00% 8/1/44	3,000,000	3,633,630
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,875,000	2,012,906
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,567,724
5.50% 2/15/57	3,000,000	3,473,790
Glendale, Arizona Industrial Development Authority
Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	2,500,000	2,785,500
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	375,000	348,101
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	500,000	533,005
Lake County, Ohio Port & Economic Development
Authority
(Tapestry Wicklife, LLC Project)
Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	455,000
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,306,050
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	1,195,000	1,217,801
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	2,000,000	2,341,320

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida Health Facilities
Authority Revenue
(Nicklaus Children’s Hospital Project)
5.00% 8/1/42	1,500,000	$1,768,200
Monroe County, New York Industrial Development
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	2,100,000	2,156,952
Series A 4.00% 12/1/46	6,455,000	7,242,833
Montgomery County, Ohio
(Kettering Health Network Obligated Group
Project)
4.00% 8/1/41	500,000	574,365
4.00% 8/1/51	2,000,000	2,257,900
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Foulkeways At Gwynedd Project)
5.00% 12/1/46	1,500,000	1,634,700
Moon, Pennsylvania Industrial Development
Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	2,250,000	2,386,800
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26 (AGM)	1,000,000	1,003,880
New Hampshire Business Finance Authority
Revenue
(Springpoint Senior Living Project)
4.00% 1/1/41	1,000,000	1,101,700
4.00% 1/1/51	2,500,000	2,725,250
New Hope, Texas Cultural Education Facilities
Finance
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	2,250,000	2,354,940
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	459,900
144A 5.00% 12/1/35 #	1,200,000	1,373,988
144A 5.00% 12/1/37 #	800,000	908,392
Norfolk Economic Development Authority Revenue,
Virginia
(Sentara Healthcare)
Series B 5.00% 11/1/43	1,000,000	1,060,290

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	2,900,000	$2,919,981
Oregon Health & Science University Revenue
(Capital Appreciation Insured)
Series A 10.285% 7/1/21 (NATL) ^	400,000	399,736
Palm Beach County, Florida Health Facilities
Authority
(Sinai Residences Boca Raton Project)
Series A 7.50% 6/1/49	610,000	658,623
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	3,285,000	2,463,750
Series A 144A 6.75% 12/1/53 #	3,615,000	2,711,250
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	2,000,000	2,233,060
(University Of Pennsylvania Health System)
4.00% 8/15/49	5,000,000	5,627,100
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,350,000	2,527,731
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	4,000,000	3,876,280
Tarrant County, Texas Cultural Education Facilities
Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,122,440
Tempe, Arizona Industrial Development Authority
Revenue
(Friendship Village)
Series A 6.25% 12/1/46	1,000,000	1,016,840
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,790,000	1,901,660
University of North Carolina at Chapel Hill
5.00% 2/1/46	500,000	580,455

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron’s Key Senior Living)
Series A 144A 7.00% 7/1/45 #	5,095,000	$5,488,945
		122,324,150
Housing Revenue Bonds – 0.13%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	1,000,000	1,007,370
Minnesota Housing Finance Agency
(Rental Housing)
Series A 5.05% 8/1/31	300,000	304,035
		1,311,405
Lease Revenue Bonds – 4.22%
California Pollution Control Financing Authority
Revenue
(San Diego County Water Authority Desalination
Project Pipeline)
144A 5.00% 7/1/39 #	1,000,000	1,190,070
Connecticut State Health & Educational Facilities
Authority Revenue
(Supported Child Care)
Series A 5.00% 7/1/28	1,000,000	1,014,300
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,012,880
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	2,000,000	2,207,040
Series A 5.00% 6/15/50	2,850,000	3,386,598
Series A 5.00% 6/15/57	1,620,000	1,892,209
Minnesota Housing Finance Agency
(State Appropriation)
5.00% 8/1/31	250,000	254,887
New Jersey Economic Development Authority
(State Government Buildings Project)
Series A 5.00% 6/15/47	2,250,000	2,584,935
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 4.00% 6/15/50	11,655,000	12,632,738
Series AA 5.00% 6/15/24	5,000,000	5,273,500
Series AA 5.00% 6/15/29	1,000,000	1,233,080

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	$5,298,300
Poplar Bluff, Missouri
2.50% 10/1/41	1,000,000	929,360
2.625% 10/1/46	900,000	821,448
		42,731,345
Local General Obligation Bonds – 4.87%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,201,921
Series A 5.50% 1/1/49	1,000,000	1,162,330
Series A 6.00% 1/1/38	525,000	622,424
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,208,750
5.00% 4/1/46	1,085,000	1,228,600
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	2,990,925
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,500,000	2,960,175
Series A 5.00% 9/1/25	8,000,000	9,604,880
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,500,000	1,860,315
Series E-1 5.00% 3/1/44	5,000,000	5,912,500
Series F-1 5.00% 4/1/45	5,355,000	6,325,861
Subseries B-1 5.00% 12/1/37	4,500,000	5,386,995
Subseries B-1 5.00% 12/1/41	5,000,000	5,924,850
Subseries D-1 4.00% 12/1/42	1,700,000	1,940,958
Subseries D-1 5.00% 10/1/36	20,000	20,515
		49,351,999
Pre-Refunded/Escrowed to Maturity Bonds – 5.21%
Allegheny County, Pennsylvania Port Auhtority
Revenue
5.25% 3/1/24-21 §	6,000,000	6,000,000
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	5,000,000	5,637,100
Commonwealth of Massachusetts
Series E 5.00% 8/1/35-21 §	2,000,000	2,040,380
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21 §	6,000,000	6,086,880

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Kent Hospital Finance Authority Revenue, Michigan
(Spectrum Health System)
Series A 5.00% 11/15/29-21 §	1,000,000	$1,034,270
Lansing, Michigan Board of Water & Light
Series A 5.50% 7/1/41-21 §	5,000,000	5,088,850
Michigan State Building Authority Revenue
(Facilities Program)
Series I-A 5.00% 10/15/29-21 §	1,000,000	1,030,210
New York City, New York
Subseries D-1 5.00% 10/1/36-21 §	2,500,000	2,570,175
Oklahoma State Turnpike Authority Revenue
(First Senior)
6.00% 1/1/22	13,535,000	14,191,989
Pennsylvania State Public School Building Authority
5.50% 3/1/31-21 §	500,000	500,000
Philadelphia, Pennsylvania Water & Wastewater
Revenue
5.00% 11/1/28-22 §	1,000,000	1,079,690
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	500,000	544,760
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	2,000,000	2,352,680
Southwestern Illinois Development Authority
Revenue
(Memorial Group)
7.125% 11/1/43-23 §	2,000,000	2,353,100
University of Massachusetts Building Authority
Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	1,000,000	1,080,570
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	1,000,000	1,129,960
		52,720,614
Resource Recovery Revenue Bond – 0.20%
Union County, New Jersey Improvement Authority
Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,950,000	1,987,577
		1,987,577

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 16.95%
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	$2,051,140
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	11,193,682	9,570,599
Illinois State
First Series 6.00% 6/15/26 (NATL)	1,000,000	1,243,030
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,953,450
Metropolitan Transportation Authority Revenue,
New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	2,000,000	2,370,360
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28	2,695,000	2,804,794
New York City, New York Transitional Finance
Authority
(Future Tax Secured Fiscal 2011)
Series D-1 5.00% 2/1/26	3,000,000	3,010,740
(Future Tax Secured Fiscal 2014)
Series A-1 5.00% 11/1/42	10,000,000	11,127,800
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,054,050
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	4,000,000	4,773,480
Series A 5.00% 3/15/42	2,000,000	2,372,980
Series B 5.00% 3/15/34	5,000,000	5,234,700
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	3,000,000	3,708,360
Series E 4.00% 3/15/38	2,755,000	3,163,098
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	2,155,000	2,380,866
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A 4.922% 7/1/51 ^	45,600,000	10,039,752
Series A-1 4.55% 7/1/40	1,456,000	1,587,113
Series A-1 4.75% 7/1/53	26,318,000	28,724,255

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	27,687,000	$30,664,460
Series A-1 5.234% 7/1/46 ^	50,995,000	15,677,903
Series A-2 4.329% 7/1/40	8,194,000	8,813,876
Series A-2 4.329% 7/1/40	4,039,000	4,344,550
Series A-2 4.784% 7/1/58	7,930,000	8,672,010
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.75% 9/1/32	3,310,000	3,307,782
		171,651,148
State General Obligation Bonds – 12.25%
California State
(Various Purpose)
5.00% 8/1/27	2,500,000	3,066,250
5.00% 3/1/30	5,000,000	5,864,450
5.00% 4/1/32	1,400,000	1,906,240
5.00% 4/1/37	5,000,000	5,460,400
5.00% 10/1/47	2,145,000	2,535,626
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,366,210
Commonwealth of Puerto Rico
Series A 5.25% 7/1/30 ‡	6,000,000	5,197,500
Series A 8.00% 7/1/35 ‡	8,485,000	6,607,694
Series B 5.00% 7/1/35 ‡	1,295,000	1,118,556
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,905,000	1,645,444
Series A 5.00% 7/1/41 ‡	4,360,000	3,406,250
Series A 5.125% 7/1/37 ‡	13,750,000	11,137,500
Series A 5.25% 7/1/22 ‡	1,820,000	1,576,575
Series A 5.25% 7/1/31 ‡	1,270,000	1,100,137
Series A 5.25% 7/1/34 ‡	1,565,000	1,355,681
Series A 5.375% 7/1/33 ‡	880,000	760,100
Series A 5.50% 7/1/39 ‡	2,835,000	2,324,700
Series A 5.75% 7/1/28 ‡	1,945,000	1,594,900
Series A 6.00% 7/1/38 ‡	545,000	475,513
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,871,569
Series E 5.00% 9/15/35	2,500,000	3,093,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series E 5.00% 9/15/37	2,250,000	$2,766,915
Florida State
(Department Of Transportation Right-of-Way
Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	2,984,125
Series A 4.00% 7/1/34	3,660,000	4,354,741
Illinois State
5.00% 5/1/36	480,000	515,496
5.00% 11/1/36	1,780,000	1,984,202
5.00% 2/1/39	2,030,000	2,162,112
5.25% 2/1/30	3,490,000	3,791,327
5.25% 2/1/32	1,180,000	1,276,548
5.25% 2/1/33	740,000	799,096
5.50% 5/1/39	5,000,000	6,075,300
Series A 4.00% 12/1/33	1,010,000	1,085,225
Series A 5.00% 4/1/38	885,000	928,984
Series D 5.00% 11/1/27	3,500,000	4,077,955
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	13,700,000	14,711,608
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,098,000
Series A 5.00% 3/15/28	3,000,000	3,850,950
Texas State
(Transportation Commission Mobility)
Series A 5.00% 10/1/33	1,755,000	2,179,061
		124,106,240
Transportation Revenue Bonds – 18.98%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	5,000,000	5,516,250
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,254,898
Chicago, Illinois O’Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,033,425
Series A 5.00% 1/1/38 (AMT)	600,000	719,922
Series B 5.00% 1/1/33	2,345,000	2,703,926
Series D 5.25% 1/1/42	2,000,000	2,358,000
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	2,000,000	2,208,480
Series A 5.00% 12/1/45	2,000,000	2,431,100

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas, Texas Fort Worth International Airport
Revenue
Series F 5.25% 11/1/30	5,000,000	$5,612,350
Denver City & County, Colorado Airport System
Revenue
Series A 5.00% 12/1/43 (AMT)	6,000,000	7,131,180
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,730,475
Los Angeles, California International Airport
Revenue
Series A 5.00% 5/15/46 (AMT)	3,100,000	3,858,384
Love Field Airport Modernization, Texas General
Airport Revenue Bonds
5.00% 11/1/35 (AMT)	1,000,000	1,164,200
5.00% 11/1/36 (AMT)	1,000,000	1,161,260
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	4,000,000	4,955,920
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,629,330
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,240,771
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	5,742,980
Metropolitan Transportation Authority Revenue,
New York
Series D 5.00% 11/15/33	1,485,000	1,778,020
(Green Bonds)
Series C-1 5.25% 11/15/55	750,000	900,825
Metropolitan Washington, D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement
Projects)
Series B 4.00% 10/1/49	4,280,000	4,711,552
Montgomery County, Texas Toll Road Authority
Revenue
(Senior Lien)
5.00% 9/15/37	1,750,000	1,963,273
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,708,550
Series E 5.00% 1/1/45	6,000,000	6,901,260

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	$14,668,800
5.00% 10/1/40 (AMT)	1,600,000	1,944,944
(LaGuardia Airport Terminal B Redevelopment
Project)
Series A 5.00% 7/1/46 (AMT)	3,000,000	3,339,960
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	1,545,000	1,718,643
Series A 5.00% 12/1/36 (AMT)	1,000,000	1,234,500
Series C 4.00% 12/1/39	680,000	758,717
Series C 4.00% 12/1/41	660,000	735,530
Series C 5.00% 12/1/29	205,000	257,490
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	3,000,000	3,707,070
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	2,000,000	2,146,580
(2nd Tier) Series A 5.00% 1/1/34	5,000,000	5,738,850
Series A 5.00% 1/1/43	7,000,000	8,415,050
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects)
Series A-1 5.00% 2/15/28	300,000	326,013
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,418,020
Series C 5.00% 12/1/44	1,000,000	1,132,250
Phoenix City, Arizona Civic Improvement Airport
Revenue
Series B 5.00% 7/1/49 (AMT)	5,000,000	5,954,100
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project)
144A 8.00% 2/1/39 (AMT) #	750,000	823,380
Port of Portland, Oregon Airport Revenue
Series Twenty-Seven A 4.00% 7/1/50 (AMT)	2,500,000	2,743,825
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/36	5,925,000	6,934,502
Series A 4.00% 7/15/40	2,670,000	3,269,468
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	4,000,000	4,805,560

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	$3,972,832
San Francisco, California City International Airport
Commission
Series A 5.00% 5/1/44 (AMT)	5,000,000	6,031,900
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	513,689
Series B 5.00% 1/1/42 (AMT)	1,450,000	1,645,126
Series B 5.00% 1/1/48 (AMT)	6,035,000	6,797,281
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,829,636
7.00% 12/31/38 (AMT)	1,830,000	2,093,282
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	5,000,000	5,942,450
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	1,220,000	1,404,379
Washington, Metropolitan Area Transit Authority
Revenue, Columbia
5.00% 7/1/43	1,000,000	1,193,090
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,676,125
Series D 5.00% 12/1/45 (AGM)	750,000	872,070
Westchester County, New York Industrial
Development Agency
(Million Air Two LLC General Aviation Facilities
Project)
Series A 144A 7.00% 6/1/46 (AMT) #	775,000	811,045
		192,272,488
Water & Sewer Revenue Bonds – 0.51%
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	2,000,000	2,409,980
Mississippi Development Bank
(Jackson Water and Sewer System Revenue
Bond Project)
6.75% 12/1/30 (AGM)	1,000,000	1,151,370

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Saginaw, Michigan Water Supply System Revenue
Series A 5.00% 7/1/31 (AGM)	500,000	$509,690
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,092,050
		5,163,090
Total Municipal Bonds (cost $923,673,673)		1,004,224,985
Total Value of Securities–99.15%
(cost $923,673,673)		$1,004,224,985

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $77,977,877, which represents 7.70% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate

Schedules of investments
Delaware Tax-Free USA Fund

Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 11.32%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	5,520,000	$5,956,190
Black Belt Energy Gas District, Alabama
(Project No. 4)
Series A 4.00% 6/1/25	1,655,000	1,879,435
Buckeye, Ohio Tobacco Settlement Financing
Authority
Series A-2 5.00% 6/1/32	1,270,000	1,623,454
Series A-2 5.00% 6/1/33	850,000	1,078,242
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	875,000	568,750
Central Plains Energy Project Nebraska
(Project No. 3)
Series A 5.00% 9/1/42	250,000	352,075
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	3,000,000	3,152,670
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,476,260
Denver City & County, Colorado Special Facilities
Airport Revenue
(United Airlines Project)
5.00% 10/1/32 (AMT)	1,190,000	1,263,875
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	36,000,000	1,538,640
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,275,754
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,640,745
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	1,028,355
Series A-1 5.00% 6/1/34	100,000	121,487
Series A-1 5.25% 6/1/47	750,000	778,155

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Capital Appreciation-Asset-Backed)
Series B 1.05% 6/1/47 ^	11,840,000	$2,599,354
Houston, Texas Airport System Revenue
(United Airlines)
5.00% 7/1/29 (AMT)	3,010,000	3,263,743
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.448% 6/1/57 #, ^	50,000,000	3,318,500
Series F 144A 1.33% 6/1/57 #, ^	74,090,000	3,459,262
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	925,000	943,778
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds)
Series C-1 4.00% 12/1/49 ●	5,000,000	5,603,750
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,492,404
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,239,660
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,946,715
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,510,621
New Jersey Economic Development Authority
Special Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,112,623
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	3,105,000	3,587,579
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,405,000	4,771,392
New York Transportation Development Special
Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	7,210,000	8,511,765
Northern Tobacco Securitization, Alaska
Series A 5.00% 6/1/46	1,400,000	1,417,514

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde, Arizona Financial Corporation Senior
Gas Revenue
5.00% 12/1/32	3,850,000	$5,051,354
5.00% 12/1/37	4,000,000	5,525,680
5.25% 12/1/24	3,050,000	3,516,680
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	900,000	841,905
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,081,788
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project)
Series B-2 2.125% 6/1/37 ●	2,250,000	2,299,928
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.511% 6/1/46 ^	9,040,000	1,842,804
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.288% 6/1/46 ^	1,490,000	256,027
TSASC, New York
Series A 5.00% 6/1/30	475,000	583,319
Series A 5.00% 6/1/31	475,000	580,450
Series A 5.00% 6/1/41	1,000,000	1,154,360
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 ●	1,250,000	1,254,750
Series C 2.161% 6/1/47 ^	52,780,000	11,796,330
Series D 2.388% 6/1/47 ^	6,955,000	1,496,438
		124,794,560
Education Revenue Bonds – 6.71%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,725,967
144A 6.00% 7/1/47 #	1,385,000	1,654,604
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	948,509
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	945,044

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	$2,262,000
Build NYC Resource, New York
(Albert Einstein College of Medicine)
144A 5.50% 9/1/45 #	1,000,000	1,106,660
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,082,590
(Creative Center of Los Altos Project - Pinewood
School & Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	509,485
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	270,000	285,930
Series A 5.875% 10/1/44	300,000	327,150
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,466,800
California Statewide Communities Development
Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	2,215,000	2,455,062
(Green Dot Public Schools - Animo Inglewood
Charter High School Project)
Series A 7.25% 8/1/41	500,000	510,415
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	353,775
Series A 5.00% 8/1/55	800,000	925,264
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,288,100
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,413,694
4.00% 7/1/44	740,000	812,550
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	892,132
5.00% 7/1/46	1,425,000	1,450,693

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Fulton County, Georgia Development Authority
Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	$3,757,510
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	237,835
Series A 4.00% 5/1/30	210,000	244,570
Series A 4.00% 5/1/35	500,000	567,615
Series A 4.00% 5/1/40	1,330,000	1,485,677
Series A 4.00% 5/1/50	1,500,000	1,649,190
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	439,652
Series A 5.00% 2/15/27	200,000	222,578
Series A 5.00% 2/15/29	400,000	445,864
Series A 5.00% 2/15/31	365,000	404,373
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	279,565
Series A 144A 5.00% 7/1/50 #	175,000	192,623
Massachusetts Development Finance Agency
Revenue
(Harvard University)
Series A 5.00% 7/15/40	5,000,000	7,142,400
Massachusetts Educational Financing Authority
Revenue
Series A 5.25% 1/1/28	310,000	312,322
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,927,150
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	589,409
Series A 5.00% 4/1/31	1,090,000	1,232,376
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	10,000,000	11,767,100
(Touro College & University System)
Series A 5.25% 1/1/34	1,335,000	1,430,679

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Trust for Cultural Resources
(Wnitney Museum of American Art)
5.00% 7/1/31	1,985,000	$2,680,842
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,258,388
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	536,035
Series A 144A 5.00% 6/15/49 #	500,000	529,150
Phoenix, Arizona Industrial Development Authority
Housing Revenue
(Downtown Phoenix Student Housing,
LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	406,738
Series A 5.00% 7/1/32	235,000	270,551
Pima County, Arizona Industrial Development
Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	757,672
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,245,000	1,405,107
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,261,328
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,221,800
Series A 4.00% 4/1/38	750,000	905,527
		73,978,050
Electric Revenue Bonds – 5.24%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,145,900
Long Island, New York Power Authority
5.00% 9/1/33	250,000	307,123
5.00% 9/1/35	1,000,000	1,223,710
Series A 5.00% 9/1/34	500,000	653,610
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	7,514,812

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York State Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/33	1,500,000	$1,794,135
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34 (AGC)	5,000,000	5,066,500
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,015,000	918,575
Series WW 5.50% 7/1/17 ‡	2,200,000	1,936,000
Series WW 5.50% 7/1/19 ‡	1,710,000	1,513,350
Series XX 5.25% 7/1/40 ‡	4,630,000	4,190,150
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,631,200
Salt River, Arizona Project Agricultural Improvement
& Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,678,240
Series A 5.00% 1/1/38	5,000,000	6,011,700
(Salt River Project Electric System)
5.00% 1/1/30	5,000,000	6,305,650
Utility Debt Securitization Authority, New York
(Restructuring Bonds)
5.00% 12/15/37	10,000,000	11,888,300
		57,778,955
Healthcare Revenue Bonds – 7.19%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project)
Series B 5.25% 1/1/37	965,000	756,628
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,733,300
California Health Facilities Financing Authority
(Kaiser Permanente)
Series A-1 5.00% 11/1/27	4,100,000	5,221,637
California Statewide Communities Development
Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	307,310
Series A 144A 5.00% 12/1/41 #	1,685,000	1,888,329
Series A 5.25% 12/1/34	2,790,000	3,112,105
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center)
Series A 7.00% 4/1/35	1,630,000	969,100

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	$570,445
Series A 4.00% 8/1/38	1,500,000	1,703,925
Series A-2 5.00% 8/1/37	1,105,000	1,364,421
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,140,380
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	880,066
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	1,073,990
4.00% 5/15/30	1,385,000	1,477,213
4.00% 5/15/31	500,000	532,485
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	909,563
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	812,236
Iowa Finance Authority Senior Housing Revenue
Bonds
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	522,710
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	455,332
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	481,347
5.00% 7/1/32	440,000	480,823
(St. Anne’s Retirement Community, Incorporated
Project)
5.00% 4/1/27	1,425,000	1,457,647
(University of Pennsylvania Health System
Obligation)
Series A 5.00% 8/15/33	2,430,000	2,919,329

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	$3,634,800
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,582,011
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,364,780
Massachusetts Development Finance Agency
Revenue
Series A-2 4.00% 7/1/41	875,000	1,015,359
Minneapolis, Minnesota Health Care System
Revenue
(Fairview Health Services)
Series A 5.00% 11/15/35	1,500,000	1,833,180
Monroe County, New York Industrial Development
Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	1,027,120
Series D 4.00% 12/1/38	1,450,000	1,662,352
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Albert Einstein Healthcare)
Series A 5.25% 1/15/45	2,500,000	2,740,150
Moon, Pennsylvania Industrial Development
Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,617,144
National Finance Authority Revenue, New
Hampshire
(Sprongpoint Senior Living Project)
4.00% 1/1/51	1,830,000	1,994,883
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	1,002,940
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,165,610
144A 5.00% 12/1/32 #	1,100,000	1,275,681
144A 5.00% 12/1/33 #	1,000,000	1,154,160

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Philadelphia, Pennsylvania
Industrial Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	$1,297,924
Oklahoma Development Finance Authority Health
System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,790,000	2,088,787
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,000,000	750,000
Series A 144A 6.75% 12/1/53 #	875,000	656,250
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,090,460
Public Finance Authority, Wisconsin Senior Living
Revenue
(Mary’s Woods at Marylhurst Project)
144A 5.00% 5/15/29 #	500,000	539,740
Seminole County, Florida Industrial Development
Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,215,258
Series B-1 4.25% 11/15/26	3,000,000	2,953,590
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,292,292
Washington State Housing Finance Commission
(Heron’s Key Senior Living)
Series A 144A 7.00% 7/1/45 #	800,000	861,856
Wisconsin Health & Educational Facilities Authority
Revenue
(St. Camillus Health System)
Series A 5.00% 11/1/39	815,000	870,444
Woodloch Health Facilities Development, Missouri
(Inspired Living At Missouri City Project)
Series A-1 144A 7.125% 12/1/51 #, ‡	1,145,000	764,288
		79,221,380

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 3.96%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	220,000	$232,300
5.625% 11/1/33	1,000,000	1,080,550
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35	3,000,000	3,436,410
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,155,025
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/23	2,395,000	2,611,245
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,105,230
Series A 4.00% 11/1/39	1,000,000	1,102,590
New Jersey State Transportation Trust Fund
Authority
Series AA 4.00% 6/15/45	5,000,000	5,447,200
Series B 5.50% 6/15/31	5,000,000	5,063,400
(Highway Reimbursement)
Series A 5.00% 6/15/30	2,415,000	2,814,755
(Transportation System Bonds)
Series A 5.00% 12/15/25	5,000,000	5,906,350
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,776,000
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	927,465
Series 1 5.00% 1/15/29	3,100,000	3,822,021
Public Finance Authority, Wisconsin Airport
Facilities Revenue
(AFCO Investors II Portfolio)
144A 5.00% 10/1/23 (AMT) #	1,135,000	1,169,254
		43,649,795
Local General Obligation Bonds – 5.32%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,234,143

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	$697,639
Series A 5.50% 1/1/35	1,980,000	2,371,723
Series C 5.00% 1/1/26	1,280,000	1,475,059
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	955,523
5.00% 4/1/36	320,000	369,734
(Dedicated Revenues)
Series A 5.00% 12/1/40	2,000,000	2,358,980
Series A 5.00% 12/1/41	1,225,000	1,250,860
Series C 5.00% 12/1/34	2,160,000	2,522,772
Series D 5.00% 12/1/31	2,160,000	2,555,518
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,540,632
Series D-1 4.00% 6/15/40	1,385,000	1,595,880
Series D-1 4.00% 6/15/41	1,440,000	1,654,733
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27 (PSF)	2,000,000	2,274,820
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,569,060
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	4,340,735
Series D-1 5.00% 10/1/30	2,260,000	2,320,094
Series E 5.00% 8/1/23	3,685,000	4,098,383
Series F-1 5.00% 6/1/34	5,000,000	5,811,450
Subseries D-1 4.00% 12/1/42	4,300,000	4,909,482
San Francisco, California Bay Area Rapid Transit
District
(Election 2004)
Series D 5.00% 8/1/31	4,000,000	4,748,840
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,013,856
		58,669,916
Pre-Refunded/Escrowed to Maturity Bonds – 6.04%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,921,450
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	17,539
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	3,144,605

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	$4,785,800
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25-21 §	1,000,000	1,015,950
Series B 5.00% 7/1/26-21 §	3,000,000	3,047,850
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,972,484
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,323,600
Series A 5.00% 1/1/43-22 §	1,860,000	1,980,379
New York City, New York
Series D-1 5.00% 10/1/30-21 §	1,740,000	1,788,842
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A
5.00% 5/1/23-21 §	4,000,000	4,031,720
Pennsylvania Higher Educational Facilities Authority
Revenue
(Drexel University)
Series A 5.25% 5/1/25-21 §	4,980,000	5,021,434
(Unrefunded Drexel University)
Series A 5.25% 5/1/25-21 §	310,000	312,579
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	5,146,968
Philadelphia, Pennsylvania Water & Waste Water
Revenue
5.00% 11/1/28-22 §	5,000,000	5,398,450
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,537,652
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21 §	570,000	574,680
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,576,644
Texas State
(Transportation Commission Highway
Improvement)
5.00% 4/1/29-24 §	3,000,000	3,426,060

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Virginia Commonwealth Transportation Board
(Gans-Garvee)
5.00% 3/15/24-23 §	3,250,000	$3,566,842
		66,591,528
Special Tax Revenue Bonds – 16.51%
Allentown, Pennsylvania Neighborhood
Improvement Zone Development Authority
Revenue
(City Center Project)
144A 5.375% 5/1/42 #	400,000	460,260
Camden County, New Jersey Improvement
Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,753,350
Celebration Pointe, Florida Community
Development District
4.75% 5/1/24	375,000	399,469
5.00% 5/1/34	830,000	870,653
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,265,123
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,424,651
Series A 5.25% 1/1/23	5,375,000	5,383,439
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	2,970,000
5.00% 12/1/29	600,000	698,310
5.00% 12/1/31	900,000	1,039,419
5.00% 12/1/32	1,800,000	2,072,214
5.00% 12/1/34	1,500,000	1,715,640
5.00% 12/1/35	1,200,000	1,369,308
5.00% 12/1/36	900,000	1,024,362
Ernest N Morail-New Orleans, Louisiana Exhibition
Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,477,279
GDB Debt Recovery Authority, Guam
(Taxable)
7.50% 8/20/40	5,000,647	4,275,553
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,993,947

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Kansas City, Missouri Land Clearance
Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	$424,852
Series B 144A 5.00% 2/1/40 #	200,000	212,342
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,935,788
Metropolitan Transportation Authority Revenue,
New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	5,925,900
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,842,400
5.00% 6/15/23	1,250,000	1,314,113
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,634,948
New York City, New York Transitional Finance
Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,218,913
Subseries B-1 5.00% 8/1/42	5,000,000	5,657,050
Subseries C 5.00% 11/1/27	4,150,000	4,735,897
Subseries D-1 5.00% 11/1/38	7,500,000	7,725,375
Subseries E-1 5.00% 2/1/26	4,020,000	4,196,076
Subseries E-1 5.00% 2/1/35	5,000,000	6,056,300
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,172,620
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,233,100
Series D 5.00% 2/15/37	5,000,000	5,211,100
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,909,350
Series C 5.00% 3/15/33	3,000,000	3,885,720
Series E 4.00% 3/15/38	8,000,000	9,185,040
Series E 5.00% 3/15/33	2,000,000	2,561,740
Orange County, California Local Transportation
Authority
5.00% 2/15/39	4,000,000	5,018,160

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Port Authority of Allegheny County, Pennsylvania
5.00% 3/1/25	5,000,000	$5,000,000
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	1,115,858
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 2.592% 7/1/33 ^	3,110,000	2,211,303
Series A-1 4.55% 7/1/40	6,015,000	6,556,651
Series A-1 4.75% 7/1/53	6,890,000	7,519,953
Series A-1 5.00% 7/1/58	3,680,000	4,075,747
Series A-2 4.329% 7/1/40	24,261,000	26,096,345
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Refunding &
Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	795,000	795,000
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.00% 9/1/27	1,305,000	1,302,847
		181,923,465
State General Obligation Bonds – 16.84%
California State
(School Facilities)
5.00% 11/1/30	5,000,000	5,596,350
(Various Purpose)
5.00% 8/1/26	3,120,000	3,832,265
5.00% 10/1/26	2,500,000	3,084,850
5.00% 8/1/28	3,000,000	3,866,730
5.00% 9/1/30	1,715,000	2,089,659
5.00% 4/1/32	1,410,000	1,919,856
5.00% 9/1/32	4,100,000	4,980,967
5.00% 8/1/33	5,000,000	5,817,150
5.00% 9/1/35	8,000,000	9,685,600
5.25% 9/1/28	7,750,000	7,945,997
5.25% 9/1/30	5,000,000	5,592,750
Series C 5.00% 9/1/30	5,985,000	7,132,684
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,441,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Massachusetts
Series A 5.00% 7/1/37	5,000,000	$5,855,650
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,073,425
5.00% 7/15/28	3,870,000	4,967,338
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	4,495,000	3,500,481
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	924,212
Series A 5.00% 7/1/31 ‡	1,100,000	947,375
Series A 5.00% 7/1/34 ‡	2,900,000	2,504,875
Series A 5.125% 7/1/37 ‡	9,840,000	7,970,400
Series A 5.25% 7/1/27 ‡	3,410,000	2,953,912
Series A 5.25% 7/1/34 ‡	970,000	840,263
Series A 5.50% 7/1/39 ‡	5,550,000	4,551,000
Series B 5.00% 7/1/35 ‡	730,000	630,538
Series C 5.75% 7/1/36 ‡	1,215,000	979,594
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,498,046
District of Columbia Revenue
Series B 6.00% 6/1/21 (NATL)	5,000,000	5,072,750
Series C 5.00% 6/1/34	5,000,000	5,684,250
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,552,282
Illinois State
5.00% 1/1/28	1,630,000	1,845,454
5.00% 3/1/36	960,000	984,518
5.00% 11/1/36	1,965,000	2,190,425
5.25% 2/1/30	2,410,000	2,618,080
5.25% 2/1/32	1,015,000	1,098,047
5.25% 2/1/33	480,000	518,333
5.50% 5/1/39	2,500,000	3,037,650
Series A 5.125% 12/1/29	4,440,000	5,203,147
Series B 4.00% 11/1/34	5,000,000	5,492,750
Series B 4.00% 10/1/35	8,830,000	9,665,406
Series B 4.00% 11/1/35	2,200,000	2,389,860
Series C 4.00% 10/1/37	1,710,000	1,858,428
Series D 5.00% 11/1/25	1,220,000	1,387,262
New Jersey State
Series A 4.00% 6/1/31	2,600,000	3,120,494

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	$2,574,900
Series A 5.00% 5/1/44	5,000,000	6,226,150
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,493,710
(Various Purpose)
Series 2015-A-1 5.00% 8/1/30	3,000,000	3,448,740
		185,645,603
Transportation Revenue Bonds – 18.56%
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	1,158,620
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,121,275
Chicago, Illinois O’Hare International Airport
Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	6,016,050
Series B 5.00% 1/1/32	1,000,000	1,155,110
Series B 5.00% 1/1/33	1,520,000	1,752,651
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,058,500
Series B 5.00% 1/1/37	3,000,000	3,657,900
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	2,997,925
Series A 4.00% 11/1/35	1,000,000	1,194,750
Delaware River Port Authority Revenue
5.00% 1/1/30	350,000	392,564
Hillsborough County, Florida Port District
(Tampa Port Authority Project)
Series B 5.00% 6/1/28 (AMT)	375,000	449,010
Kansas City, Missouri Industrial Development
Authority Revenue
(Kansas City International Airport Terminal
Modernization Project)
Series D 5.00% 3/1/33 (AMT)	3,100,000	3,862,259
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	5,018,683
Memphis-Shelby County, Tennessee Airport
Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,172,636

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Washington D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement
Project)
Series B 4.00% 10/1/37	1,500,000	$1,694,250
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,523,536
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 4.00% 1/1/42	4,575,000	5,311,072
Series A 5.00% 1/1/33	1,770,000	2,137,646
Series E 5.00% 1/1/32	5,050,000	6,205,137
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,305,072
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,298,054
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,415,900
Series J 5.00% 1/1/32	5,000,000	5,614,050
Series K 5.00% 1/1/31	5,000,000	5,785,800
New York Transportation Development Special
Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	2,269,975
5.00% 1/1/33 (AMT)	790,000	935,795
5.00% 10/1/35 (AMT)	1,125,000	1,388,711
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	1,241,120
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,236,510
Series C 4.00% 12/1/39	755,000	842,399
Series C 4.00% 12/1/41	730,000	813,541
Series C 5.00% 12/1/29	225,000	282,611
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,793,900
Pennsylvania State Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,791,700
Series C 5.00% 12/1/43	1,445,000	1,573,403
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,116,796
Philadelphia, Pennsylvania Airport Revenue
Series B 5.00% 7/1/32	200,000	254,350
Series C 5.00% 7/1/29 (AMT)	365,000	457,017

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/31 (AMT)	800,000	$1,004,696
Series C 5.00% 7/1/32 (AMT)	845,000	1,053,267
Phoenix, Arizona Civic Improvement Corporation
Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,885,493
Series B 5.00% 7/1/49 (AMT)	10,900,000	12,979,938
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,328,110
5.00% 10/15/29 (AMT)	3,105,000	3,647,785
(194th Series)
5.00% 10/15/32	2,500,000	2,968,050
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project)
144A 8.00% 2/1/39 (AMT) #	1,250,000	1,372,300
Port of Portland Oregon Airport Revenue
Series A 4.00% 7/1/50 (AMT)	2,440,000	2,677,973
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,476,525
Series B 5.00% 1/15/29	600,000	752,880
Series B 5.00% 7/15/30	700,000	898,128
Series B 5.00% 7/15/31	1,050,000	1,354,174
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	12,013,900
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,974,150
Series B 5.00% 7/1/31	500,000	609,945
Series B 5.00% 7/1/32	600,000	729,198
Series B 5.00% 7/1/33	1,000,000	1,211,320
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,441,211
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	199,233
Series B 5.00% 1/1/25 (AMT)	390,000	443,328
Series B 5.00% 1/1/30 (AMT)	230,000	270,508
Series B 5.00% 1/1/32 (AMT)	215,000	250,215
Series B 5.00% 1/1/33 (AMT)	705,000	816,355
Series B 5.00% 1/1/34 (AMT)	880,000	1,015,810

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/35 (AMT)	675,000	$778,194
Series B 5.00% 1/1/36 (AMT)	660,000	758,888
Series B 5.00% 1/1/37 (AMT)	430,000	493,077
Superior City, Wisconsin
(Midwest Energy Resources Company Project)
Series E 6.90% 8/1/21 (NATL)	12,000,000	12,328,320
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	4,289,513
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,325,388
Westchester County, New York Industrial
Development Agency
(Million Air Two LLC General Aviation Facilities
Project)
Series A 144A 7.00% 6/1/46 (AMT) #	875,000	915,696
		204,559,846
Water & Sewer Revenue Bonds – 1.33%
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	450,000	471,740
Great Lakes, Michigan Water Authority Water
Supply System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,636,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(General Resolution Revenue Bonds)
Series EE 5.00% 6/15/39	5,000,000	5,944,150
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,847,565
Series A 5.00% 5/15/33	2,250,000	2,765,317
		14,664,772
Total Municipal Bonds (cost $1,014,414,761)		1,091,477,870

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Short-Term Investments – 0.05%
Variable Rate Demand Notes – 0.05%¤
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development
Revenue
(Chevron USA Project) Series G 0.01% 11/1/35	300,000	$300,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.03% 8/1/34
(LOC - TD Bank N.A.)	250,000	250,000
Total Short-Term Investments (cost $550,000)		550,000
Total Value of Securities–99.07%
(cost $1,014,964,761)		$1,092,027,870

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $57,497,452, which represents 5.22% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.56%
Corporate Revenue Bonds – 22.31%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(Environmental Improvement - US Steel Corp.
Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,075,520
Anuvia, Florida
144A 5.00% 1/1/29 #	121,226	90,920
Arizona Industrial Development Authority Revenue
(Legacy Cares Inc. Project)
Series A 144A 7.75% 7/1/50 #	15,330,000	16,541,377
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	34,190,000	38,497,598
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County
Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	7,400,000
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,458,928
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,412,500
California State Enterprise Development Authority
Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,001,740
Children’s Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	184,441
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series D 0.122% 6/15/55 ^	250,000,000	20,250,000
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.536% 6/1/60 #, ^	192,305,000	8,219,116
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	13,628,628
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	3,939,680

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	$8,544,347
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47	4,000,000	4,137,920
(Capital Appreciation - Asset-Backed-1st
Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	6,618,033
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	11,661,322
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,284,460
(Special Facilities Continental Airlines, Inc.
Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,055,300
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,246,945
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	6,476,421
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	23,336,356
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	8,791,260
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,019
Michigan Finance Authority Limited Obligation
Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,235,400
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation -
Asset-Backed)
Series A 0.186% 6/1/61 ^	487,500,000	20,221,500
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 (AMT) #	2,500,000	2,438,900

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority
Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	$4,251,400
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,419,593
New Jersey Tobacco Settlement Financing
Corporation
Series B 5.00% 6/1/46	4,440,000	5,130,065
New York City, New York Industrial Development
Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	1,000,000	933,440
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	504,464
New York Transportation Development
(American Airlines Inc. John F. Kennedy
International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,188,080
Pennsylvania Economic Development Financing
Authority
(CarbonLite P, LLC Project)
144A 5.75% 6/1/36 (AMT) #	7,625,000	6,725,326
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,671,675
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,140,500
Public Authority for Colorado Energy Natural Gas
Revenue
Series 28 6.50% 11/15/38	2,000,000	2,998,040
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	12,778,135
5.25% 12/1/27	2,235,000	2,772,361
5.25% 12/1/28	1,050,000	1,325,247
5.50% 12/1/29	765,000	994,554
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,625,000	1,719,965
Southern Ohio Port Authority
(PureCycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	2,500,000	2,663,175

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	$1,246,830
144A 6.35% 7/1/40 #	3,600,000	4,560,732
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	2,032,333
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	768,794
Series C 5.00% 2/1/27	2,940,000	3,519,033
TSASC, New York
Series A 5.00% 6/1/41	705,000	813,824
Tulsa, Oklahoma Municipal Airports Improvement
Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,135,880
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	2,865,000	3,220,088
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,010,980
Series C 2.419% 6/1/47 ^	69,475,000	15,527,662
Series D 2.567% 6/1/47 ^	151,255,000	32,544,026
Washington Economic Development Finance
Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,600,000
		340,989,833
Education Revenue Bonds – 16.48%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	3,482,144
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,464,641
144A 6.00% 7/1/47 #	4,735,000	5,656,715
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	838,523
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,464,240
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,250,000	2,548,687
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	703,507

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/46	1,425,000	$1,430,828
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,073,180
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	643,776
Series A 144A 5.50% 5/1/48 #	1,500,000	1,685,535
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,398,785
144A 5.75% 2/1/49 #	2,700,000	2,910,033
Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	4,324,360
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	13,980,000	20,976,571
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,467,120
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	5,377,837
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,738,267
(Santa Rosa Academy Project)
Series A 6.00% 7/1/42	1,250,000	1,307,363
(Southwestern Law School)
6.50% 11/1/41	1,500,000	1,547,040
California Public Finance Authority
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	2,048,100
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	663,992
Series A 144A 5.00% 8/1/40 #	605,000	681,073
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	914,590
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,775,500
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,798,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	$1,090,500
Series A 6.00% 10/1/49	720,000	788,177
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,483,500
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,954,889
California Statewide Communities Development
Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,616,610
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,600,420
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	921,208
Series A 5.625% 2/1/45	1,500,000	1,584,240
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,804,498
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	9,036,800
Chester County, Pennsylvania Industrial
Development Authority Student Housing Revenue
(University Student Housing, LLC Project at West
Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,219,294
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership
Academy)
7.45% 8/1/48	2,000,000	2,217,020
(Charter School - Loveland Classical School)
144A 5.00% 7/1/46 #	1,500,000	1,610,745
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,189,542
144A 5.00% 12/1/55 #	1,720,000	1,803,747

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Skyview Charter School)
144A 5.375% 7/1/44 #	500,000	$533,425
(Windsor Charter Academy Project)
Series 2016 5.00% 9/1/36	1,000,000	1,010,740
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing
Project)
5.00% 7/1/30	1,000,000	1,017,970
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 6.875% 7/1/43	2,000,000	2,126,600
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	598,629
Series A 5.50% 1/1/44	2,000,000	2,124,940
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	931,165
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	715,000	778,456
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	565,414
Series A 6.75% 7/1/48	529,150	576,821
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,077,750
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	3,094,252
(Uno Charter School)
Series A 7.125% 10/1/41	1,000,000	1,022,540
Illinois Finance Authority Revenue
(Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,036,170
(Rogers Park Montessori)
6.00% 2/1/34	675,000	718,639
6.125% 2/1/45	1,800,000	1,902,618

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Student Housing &
Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,500,000	$3,828,335
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,015,130
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,561,200
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,348,013
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation
Project)
8.00% 12/15/41	1,500,000	1,548,675
Macomb County, Michigan State Public School
Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,866,074
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,746,377
Series A 144A 6.00% 6/15/52 #	1,530,000	1,588,140
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,090,970
Series A 144A 6.00% 9/15/45 #	1,000,000	1,085,650
Michigan Finance Authority Limited Obligation
Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	2,123,020
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	900,882
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,698,053
Series A 144A 5.125% 12/15/45 #	2,515,000	2,650,433

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student
Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	$1,326,613
New York State Dormitory Authority
(Touro College & University System)
Series A 5.50% 1/1/44	2,875,000	3,063,916
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Foundation Indiana University)
Series A 0.809% 7/1/39 (AGC) ●	2,400,000	2,126,592
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,408,128
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	1,653,584
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,699,498
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,317,400
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,159,540
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,030,660
5.625% 9/1/42	600,000	618,168
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	460,093
Pima County, Arizona Industrial Development
Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,657,726
144A 5.00% 6/15/52 #	1,400,000	1,422,932
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	524,425
144A 5.75% 5/1/50 #	2,530,000	2,655,362
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,640,375
144A 5.00% 7/1/55 #	2,500,000	2,617,875
Pottsboro, Texas Higher Education Finance
Authority Revenue
Series A 5.00% 8/15/36	755,000	820,134

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance
Authority Revenue
Series A 5.00% 8/15/46	1,000,000	$1,068,740
Private Colleges & Universities Authority, Georgia
Revenue
(Mercer University)
Series A 5.00% 10/1/32	1,005,000	1,023,150
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,490,930
Series A 5.75% 12/1/48	2,576,272	2,456,166
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,529	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, ●	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	505,000	534,336
Series A 144A 5.00% 6/15/39 #	500,000	536,130
Series A 144A 5.00% 6/15/49 #	1,100,000	1,165,857
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,573,250
St. Paul, Minnesota Housing & Redevelopment
Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,600,397
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	32,218,342
Utah State Charter School Finance Authority
Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,091,100
Series A 144A 5.00% 6/15/50 #	2,200,000	2,369,422
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,709,362
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,075,800
Wyoming Community Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	1,000,000	1,010,620

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development
Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	$515,764
		251,964,129
Electric Revenue Bonds – 4.08%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	4,890,052
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	7,775,038
Series A 5.05% 7/1/42 ‡	4,590,000	4,142,475
Series A 6.75% 7/1/36 ‡	1,500,000	1,383,750
Series AAA 5.25% 7/1/25 ‡	925,000	837,125
Series AAA 5.25% 7/1/26 ‡	1,030,000	932,150
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,823,650
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,090,525
Series CCC 5.25% 7/1/27 ‡	3,025,000	2,737,625
Series WW 5.00% 7/1/28 ‡	1,390,000	1,254,475
Series WW 5.25% 7/1/25 ‡	1,530,000	1,384,650
Series WW 5.25% 7/1/33 ‡	830,000	751,150
Series WW 5.50% 7/1/38 ‡	9,325,000	8,462,437
Series XX 4.75% 7/1/26 ‡	920,000	828,000
Series XX 5.25% 7/1/40 ‡	9,795,000	8,864,475
Series XX 5.75% 7/1/36 ‡	5,840,000	5,314,400
Series ZZ 4.75% 7/1/27 ‡	760,000	684,000
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,153,875
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,814,525
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project)
Series A 5.00% 1/1/31	2,520,000	3,163,558
		62,287,935
Healthcare Revenue Bonds – 21.60%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,088,960
Series A 8.00% 10/1/46	1,500,000	1,630,995

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,500,000	$1,697,900
Series B 5.25% 1/1/37	440,000	344,991
(Senior Living, LLC Project 4th Tier)
Series D 7.25% 1/1/52	7,790,000	5,838,293
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 1st Tier)
Series A 5.00% 1/1/54	2,595,000	2,333,528
(Great Lakes Senior Living Communities LLC
Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	735,472
Series B 5.125% 1/1/54	1,130,000	850,777
(Great Lakes Senior Living Communities LLC
Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	721,230
Series C 144A 5.50% 1/1/54 #	4,000,000	3,059,160
(Great Lakes Senior Living Communities LLC
Project 4th Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	2,092,150
Berks County, Pennsylvania Industrial Development
Authority Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	5,554,546
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project)
Series 2010 5.875% 7/1/30	155,000	155,403
Birmingham, Alabama Special Care Facilities
Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,954,932
5.75% 6/1/35	1,500,000	1,572,375
5.75% 6/1/45	2,500,000	2,577,250
6.00% 6/1/50	2,650,000	2,754,648
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	7,009,683
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25%
1/1/45	1,295,000	1,242,915

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and
Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	$506,785
Series A 144A 6.875% 1/1/42 #	1,500,000	1,516,875
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	564,780
California Statewide Communities Development
Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	5,037,300
Series A 144A 5.50% 12/1/58 #	5,000,000	5,866,350
Camden County, New Jersey Improvement
Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,181,057
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,500,000	2,024,400
(Tuscan Gardens Senior Living Center)
Series A 7.00% 4/1/49	5,000,000	2,963,300
Chesterfield County, Virginia Economic
Development Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,036,633
Clackamas County, Oregon Hospital Facility
Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,069,310
Series A 5.375% 11/15/55	1,000,000	1,072,390
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project)
Series A 144A 6.00% 7/1/51 #, ‡	3,500,000	2,461,865
Colorado Health Facilities Authority Revenue
(American Baptist)
8.00% 8/1/43	2,500,000	2,672,225
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,985,000	2,004,453
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	536,775
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	770,070

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 5.75% 12/1/35 #	1,150,000	$1,176,691
Series A 144A 6.125% 12/1/45 #	1,200,000	1,233,360
Series A 144A 6.25% 12/1/50 #	560,000	577,282
Cumberland County, Pennsylvania Municipal
Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.25% 1/1/27	1,275,000	1,303,177
5.25% 1/1/32	1,265,000	1,288,542
5.25% 1/1/41	1,005,000	1,019,804
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,595,480
5.50% 2/15/52	4,655,000	5,401,383
5.50% 2/15/57	6,365,000	7,370,224
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,076,100
Series A 5.25% 9/1/29	500,000	549,510
Series A 5.25% 9/1/44	2,000,000	2,127,420
Florida Development Finance
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33	490,000	529,617
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	838,549
5.25% 11/15/51	1,350,000	1,354,509
Guilderland, New York Industrial Development
Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance
Special Purpose Senior Living Revenue
(Kahala Nui)
5.25% 11/15/37	1,000,000	1,058,590
Hospital Facilities Authority of Multnomah County,
Oregon
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,545,296

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/33	485,000	$591,487
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	471,739
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	828,639
5.25% 5/15/54	5,600,000	4,961,320
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,313,125
Series A 144A 5.60% 1/1/56 #	2,630,000	2,379,650
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,722,633
5.25% 8/1/55	2,500,000	2,610,100
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,300,000	1,322,594
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,331,563
5.75% 11/15/45	2,500,000	2,534,650
5.75% 11/15/50	1,600,000	1,618,208
Kentwood, Michigan Economic Development
Corporation Revenue
(Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	1,293,075
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	6,000,000	6,466,080
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,665,025
Series A 5.75% 8/15/55	1,500,000	1,587,360
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,306,050

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/55	2,635,000	$2,374,030
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities)
5.50% 8/15/30	1,000,000	1,016,080
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	5,752,707
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,812,673
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,624,834
5.375% 1/1/50	6,250,000	6,529,437
Series A 5.375% 1/1/51	2,000,000	2,122,940
Moon, Pennsylvania Industrial Development
Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,500,000	9,016,800
National Finance Authority Revenue, New
Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,519,454
Series A 144A 5.625% 7/1/46 #	1,000,000	1,015,200
Series A 144A 5.75% 7/1/54 #	2,000,000	2,041,740
New Hope, Texas Cultural Education Facilities
Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	663,940
Series A1 5.00% 7/1/51	1,575,000	1,580,733
Series B 4.00% 7/1/31	635,000	505,739
Series B 4.75% 7/1/51	1,915,000	1,281,288
Series C 5.00% 7/1/31	250,000	209,245
Series C 5.25% 7/1/36	350,000	277,571
Series C 5.50% 7/1/46	1,250,000	929,950
Series C 5.75% 7/1/51	1,000,000	754,590

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities
Finance
(Cardinal Bay - Village on the Park)
Series D 6.00% 7/1/26	105,000	$100,024
Series D 7.00% 7/1/51	1,350,000	1,184,315
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	5,233,200
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	3,113,625
(Lions Gate Project)
5.25% 1/1/44	2,000,000	2,026,580
New Jersey Health Care Facilities Financing
Authority Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26	980,000	1,021,336
(St. Peters University Hospital)
6.25% 7/1/35	2,700,000	2,734,236
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,221,286
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,029,960
5.00% 11/1/49	1,830,000	1,940,770
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,624,804
Palm Beach County, Florida Health Facilities
Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	458,958
Series A 7.50% 6/1/49	2,920,000	3,152,753
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	4,808
Pennsylvania Economic Development Financing
Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #	9,495,000	7,121,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	$2,053,260
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,046,688
Series A 144A 5.125% 6/1/48 #	1,375,000	1,487,351
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Auxilio Mutuo)
Series A 6.00% 7/1/33	5,630,000	5,698,123
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	2,689,075
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor)
6.00% 5/15/47	1,500,000	1,556,670
San Buenaventura, California Revenue
(Community Memorial Health System)
7.50% 12/1/41	4,475,000	4,662,995
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	1,938,140
Series A 5.75% 11/15/54	6,000,000	5,981,640
Shelby County, Tennessee Health Educational &
Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,670,000	3,669,743
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	851,481
5.50% 12/1/43	1,250,000	1,355,475
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	616,110
Series A 5.125% 8/15/45	1,800,000	1,836,882

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities
Finance
(Buckingham Senior Living Community)
5.50% 11/15/45 ‡	3,000,000	$1,357,500
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	2,499,322
6.75% 11/15/52	3,300,000	3,656,301
Tempe, Arizona Industrial Development Authority
Revenue
(Friendship Village)
Series A 6.25% 12/1/46	500,000	508,420
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,290,309
Series A 144A 6.125% 10/1/52 #	2,570,000	2,730,317
University of North Carolina Board of Governors
5.00% 2/1/49	21,855,000	32,349,552
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,077,320
Series A 144A 7.00% 7/1/50 #	3,625,000	3,897,999
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	868,872
Series A 5.00% 7/1/24	1,185,000	1,242,295
Series A 6.125% 7/1/39	750,000	813,307
Series A 6.25% 7/1/44	2,500,000	2,712,575
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,026,740
Series B 5.00% 7/1/53	945,000	968,011
Series C 7.00% 7/1/43	900,000	839,520
Series C 7.50% 7/1/53	1,000,000	962,350
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,103,220
Series A 5.00% 11/1/54	2,500,000	2,605,125
Wisconsin Public Finance Authority
(Rose Villa Project)
Series A 144A 5.75% 11/15/44 #	2,000,000	2,141,960
		330,140,112

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond – 0.05%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$812,835
		812,835
Lease Revenue Bonds – 3.27%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	2,017,425
Industrial Development Authority of Phoenix,
Arizona
5.125% 2/1/34	1,000,000	1,032,770
5.375% 2/1/41	1,300,000	1,348,360
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 5.00% 6/15/50	4,135,000	4,913,538
Series A 5.00% 6/15/57	3,975,000	4,642,919
New Jersey Economic Development Authority
Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,714,700
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	3,192,056
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	5,450,000	6,331,647
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,164,510
Series AA 5.00% 6/15/44	2,900,000	3,161,058
New York Liberty Development Revenue
(Class 3-3 World Trade Center Project)
144A 7.25% 11/15/44 #	8,000,000	8,828,000
Public Finance Authority, Wisconsin Airport
Facilities Revenue
(AFCO Investors II Portfolio)
144A 5.75% 10/1/31 (AMT) #	3,775,000	3,880,322
(Senior Obligation Group)
Series B 5.00% 7/1/42 (AMT)	2,625,000	2,724,593
Wise County, Texas
(Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,018,270
		49,970,168

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 1.41%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	$2,525,305
Series 2005D 5.50% 1/1/40	3,000,000	3,319,770
Series 2007E 5.50% 1/1/42	1,900,000	2,100,089
Series 2007F 5.50% 1/1/42	1,250,000	1,381,638
Series A 5.50% 1/1/49	770,000	894,994
Series C 5.00% 1/1/26	500,000	576,195
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,180,125
Series G 5.00% 12/1/44	2,445,000	2,792,459
Series H 5.00% 12/1/46	4,225,000	4,812,233
		21,582,808
Pre-Refunded/Escrowed to Maturity Bonds – 2.89%
California Municipal Finance Authority Revenue
(Azusa Pacific University Project)
Series B 144A 7.75% 4/1/31-21 #, §	750,000	754,598
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
7.50% 11/1/41-21 §	1,000,000	1,048,200
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools)
5.75% 8/15/41-21 §	1,000,000	1,025,010
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21 §	2,235,000	2,235,000
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,641,066
Foothill-Eastern Transportation Corridor Agency,
California
Series A 6.00% 1/15/49-24 §	7,690,000	8,934,165
Houston, Texas Airport System Revenue
Subordinate Lien
Series A 5.00% 7/1/25-21 (AMT) §	1,000,000	1,015,280
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21 §	1,455,000	1,476,068
Indiana Finance Authority Revenue
(Marquette Project)
5.00% 3/1/39-22 §	1,250,000	1,309,363

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Iowa Finance Authority
(Sunrise Retirement Community)
5.75% 9/1/43-21 §	4,700,000	$4,754,191
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)
6.50% 5/15/37-21 §	1,705,000	1,726,977
Maine Health & Higher Educational Facilities
Authority Revenue
(Maine General Medical Center)
6.75% 7/1/41-21 §	1,700,000	1,736,771
Martin County, Florida Health Facilities Authority
Revenue
(Martin Memorial Medical Center)
5.50% 11/15/42-21 §	1,000,000	1,037,420
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,468,053
New Hampshire Health & Education Facilities
Authority
(Rivermeade)
Series A 6.875% 7/1/41-21 §	1,380,000	1,410,181
North Texas Education Finance Revenue
(Uplift Education)
Series A 5.25% 12/1/47-22 §	2,100,000	2,231,208
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	1,000,000	1,056,830
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,112,770
Southwestern Illinois Development Authority
Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,670,701
7.125% 11/1/43-23 §	2,500,000	2,941,375
University of Arizona Medical Center Hospital
Revenue
6.00% 7/1/39-21 §	1,500,000	1,528,785
		44,114,012

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds – 0.76%
Blythe Township, Pennsylvania Solid Waste
Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	$3,430,320
Orange County, Florida Industrial Development
Authority Revenue
(Anuvia Florida LLC Project)
Series A 144A 4.00% 7/1/48 (AMT) #, ‡	2,665,000	199,875
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	7,950,306
		11,580,501
Special Tax Revenue Bonds – 8.82%
Celebration Pointe, Florida Community
Development District
5.125% 5/1/45	1,915,000	1,995,085
Cherry Hill, Virginia Community Development
Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,038,720
144A 5.40% 3/1/45 #	2,000,000	2,073,320
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,332,964
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project)
6.00% 10/1/30	1,505,000	1,507,604
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,923,587
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	25,121,387	21,478,786
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	2,240,820
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,410,000	1,493,345

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District,
Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,120,000	$2,929,275
(Road Projects)
Series A 144A 7.00% 9/15/44 #	2,005,000	1,882,434
Kansas City, Missouri Land Clearance
Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	992,699
Midtown Miami, Florida Community Development
District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	517,905
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,041,750
Series A 5.50% 8/1/35	1,300,000	1,348,893
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project)
7.00% 7/1/32	2,260,000	2,435,399
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,128,420
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	5,595,863
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	33,470,000	36,530,162
Series A-1 5.00% 7/1/58	21,445,000	23,751,195
Series A-2 4.784% 7/1/58	3,301,000	3,609,875
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	955,000	955,000
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,062,180
Series A 144A 5.25% 9/1/45 #	3,540,000	3,577,099

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	670,000	$670,817
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,686,389
		134,799,586
State General Obligation Bonds – 11.84%
California State
(Various Purpose)
5.00% 8/1/27	5,000,000	6,132,500
5.00% 10/1/28	5,000,000	6,467,550
5.00% 11/1/30	7,000,000	9,332,610
5.00% 11/1/34	4,390,000	5,739,486
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,258,050
Series D 4.00% 11/1/35	5,000,000	6,082,600
Commonwealth of Puerto Rico
Series A 5.25% 7/1/29 ‡	4,460,000	3,863,475
Series A 5.25% 7/1/31 ‡	6,980,000	6,046,425
Series A 5.375% 7/1/33 ‡	900,000	777,375
Series A 6.00% 7/1/38 ‡	4,520,000	3,943,700
Series A 8.00% 7/1/35 ‡	28,245,000	21,995,794
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	3,535,156
Series A 5.125% 7/1/37 ‡	15,070,000	12,206,700
Series A 5.25% 7/1/22 ‡	1,810,000	1,567,913
Series A 5.25% 7/1/30 ‡	1,955,000	1,693,519
Series A 5.50% 7/1/26 ‡	5,000,000	4,100,000
Series A 5.50% 7/1/39 ‡	5,165,000	4,235,300
Series A 5.75% 7/1/28 ‡	5,580,000	4,575,600
Series C 6.00% 7/1/39 ‡	9,486,000	8,217,247
Series D 5.75% 7/1/41 ‡	11,750,000	9,914,062
Illinois State
5.00% 1/1/28	1,190,000	1,347,294
5.00% 5/1/36	1,710,000	1,836,455
5.00% 11/1/36	2,245,000	2,502,546
5.00% 2/1/39	2,180,000	2,321,874
5.125% 12/1/29	1,310,000	1,535,163

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.50% 5/1/39	6,000,000	$7,290,360
Series A 5.00% 10/1/30	2,000,000	2,355,220
Series A 5.00% 12/1/34	2,625,000	2,995,388
Series A 5.00% 4/1/38	2,805,000	2,944,409
Series B 4.00% 11/1/35	2,000,000	2,172,600
Series D 5.00% 11/1/28	4,700,000	5,421,168
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,401,250
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,496,395
Ohio State
(Infrastructure Improvement)
Series A 5.00% 9/1/32	5,000,000	6,350,200
Washington State
(Various Purpose)
Series C 5.00% 2/1/28	5,000,000	6,373,500
		181,028,884
Transportation Revenue Bonds – 2.67%
Dallas, Texas Fort Worth International Airport
(Dallas Fort Worth International Airport)
Series B 5.00% 11/1/33	5,000,000	6,501,700
Denver, Colorado Airport System Revenue
Series A 5.00% 11/15/21 (AMT)	55,000	56,801
Kentucky Public Transportation Infrastructure
Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	1,800,000	1,974,078
Series A 6.00% 7/1/53	1,290,000	1,420,871
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,106,680
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C
& D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	11,689,200
5.00% 10/1/40 (AMT)	3,400,000	4,133,006
(Terminal 4 John F. Kennedy International Airport
Project)
Series C 5.00% 12/1/29	305,000	383,095

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	$34,470
Riverside County, California Transportation Senior
Lien
Series A 5.75% 6/1/48	1,000,000	1,090,110
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,267,098
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,252,620
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	1,500,000	1,782,735
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,164,842
7.00% 12/31/38 (AMT)	1,335,000	1,527,066
Virginia Small Business Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	2,975,000	3,424,612
		40,808,984
Water & Sewer Revenue Bonds – 2.38%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	215,422
5.00% 11/1/28	30,000	36,640
Dominion, Colorado Water & Sanitation District
Revenue
6.00% 12/1/46	3,865,000	4,051,216
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,797,325
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	16,493,120
Series D 7.00% 10/1/51	5,000,000	5,953,550
Texas Water Development Board
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	6,761,696
		36,308,969
Total Municipal Bonds (cost $1,406,167,881)		1,506,388,756

	Principal amount	Value (US $)
Short-Term Investments – 0.58%
Variable Rate Demand Notes – 0.58%¤
Hospitals & Higher Education Facilities Authority of
Philadelphia
(The Children’s Hospital of Philadelphia Project)
Series A 0.01% 7/1/41 (SPA - Bank of America
N.A.)	1,200,000	$1,200,000
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series C
0.01% 3/1/48 (LOC – US Bank N.A.)	425,000	425,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development
Revenue
(Chevron U.S.A. Inc. Project)
Series 2009 B 0.01% 12/1/30	1,100,000	1,100,000
Series H 0.01% 11/1/35	2,480,000	2,480,000
Series I 0.01% 11/1/35	1,600,000	1,600,000
Series K 0.01% 11/1/35	2,150,000	2,150,000
Total Short-Term Investments (cost $8,955,000)		8,955,000
Total Value of Securities–99.14%
(cost $1,415,122,881)		$1,515,343,756

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $364,354,995, which represents 23.84% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	February 28, 2021 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value*	$1,004,224,985	$1,092,027,870	$1,515,343,756
Cash	—	661,299	—
Receivable for securities sold	12,722,412	1,118,303	14,382,100
Interest receivable	9,529,789	10,715,511	14,213,588
Receivable for fund shares sold	1,517,445	3,385,120	4,768,682
Other assets	18,696	23,750	—
Total Assets	1,028,013,327	1,107,931,853	1,548,708,126
Liabilities:
Due to custodian	5,767,193	—	10,387,851
Payable for securities purchased	5,076,853	2,677,411	3,581,042
Payable for fund shares redeemed	3,337,106	2,025,484	4,400,604
Investment management fees payable
to affiliates	333,391	294,305	539,544
Distribution payable	244,541	412,080	882,301
Other accrued expenses	184,959	201,525	360,472
Distribution fees payable to affiliates	171,235	74,684	88,181
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	6,592	7,092	9,822
Trustees’ fees and expenses payable
to affiliates	3,766	4,051	5,583
Accounting and administration
expenses payable to affiliates	2,958	3,159	4,257
Legal fees payable to affiliates	1,607	1,728	2,381
Reports and statements to
shareholders expenses payable to
affiliates	1,187	1,291	1,792
Total Liabilities	15,131,388	5,702,810	20,263,830
Total Net Assets	$1,012,881,939	$1,102,229,043	$1,528,444,296
Net Assets Consist of:
Paid-in capital	$929,471,108	$1,023,758,953	$1,426,026,980
Total distributable earnings (loss)	83,410,831	78,470,090	102,417,316
Total Net Assets	$1,012,881,939	$1,102,229,043	$1,528,444,296

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$846,343,405	$572,232,263	$217,047,157
Shares of beneficial interest outstanding,
unlimited authorization, no par	69,813,332	46,302,043	18,818,942
Net asset value per share	$12.12	$12.36	$11.53
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.69	$12.71	$12.07
Class C:
Net assets	$8,724,244	$9,223,846	$57,928,600
Shares of beneficial interest outstanding,
unlimited authorization, no par	719,499	747,000	5,002,763
Net asset value per share	$12.13	$12.35	$11.58
Institutional Class:
Net assets	$157,814,290	$520,772,934	$1,253,468,539
Shares of beneficial interest outstanding,
unlimited authorization, no par	12,914,906	41,742,369	107,688,243
Net asset value per share	$12.22	$12.48	$11.64
____________________
* Investments, at cost	$923,673,673	$1,014,964,761	$1,415,122,881

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2021 (Unaudited)

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Investment Income:
Interest	$15,588,711	$13,979,604	$32,523,511

Expenses:
Management fees	2,120,035	1,991,039	3,570,892
Distribution expenses — Class A	800,394	404,251	240,435
Distribution expenses — Class C	50,971	56,000	327,506
Dividend disbursing and transfer agent
fees and expenses	301,583	318,031	547,095
Accounting and administration expenses	84,422	85,430	132,225
Legal fees	47,770	47,032	53,423
Registration fees	46,734	53,278	69,527
Audit and tax fees	30,682	29,497	25,501
Reports and statements to shareholders
expenses	25,943	25,990	36,577
Trustees’ fees and expenses	19,743	20,072	35,753
Custodian fees	12,203	13,050	4,077
Other	24,417	26,598	45,690
	3,564,897	3,070,268	5,088,701
Less expenses waived	(454,099)	(552,541)	(258,946)
Less waived distribution
expenses — Class A	—	(161,700)	—
Less expenses paid indirectly	(347)	(264)	(106)
Total operating expenses	3,110,451	2,355,763	4,829,649
Net Investment Income	12,478,260	11,623,841	27,693,862
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	4,229,868	3,162,981	1,928,477
Net change in unrealized appreciation
(depreciation) of investments	8,653,302	(508,048)	47,244,972
Net Realized and Unrealized Gain	12,883,170	2,654,933	49,173,449
Net Increase in Net Assets Resulting
from Operations	$25,361,430	$14,278,774	$76,867,311

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,478,260	$19,835,808
Net realized gain	4,229,868	3,980,350
Net change in unrealized appreciation (depreciation)	8,653,302	(6,778,517)
Net increase in net assets resulting from operations	25,361,430	17,037,641

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(13,429,432)	(16,057,427)
Class C	(193,119)	(377,485)
Institutional Class	(3,242,849)	(5,191,254)
	(16,865,400)	(21,626,166)

Capital Share Transactions:
Proceeds from shares sold:
Class A	96,937,138	94,406,974
Class C	1,100,889	2,492,529
Institutional Class	37,783,086	65,805,952
Net assets from merger:[1]
Class A	328,299,539	—
Institutional Class	5,996,641	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	12,682,161	14,383,519
Class C	189,079	329,893
Institutional Class	3,004,336	4,750,966
	485,992,869	182,169,833

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(76,970,344)	$(99,923,072)
Class C	(3,535,927)	(7,874,648)
Institutional Class	(26,350,937)	(66,849,145)
	(106,857,208)	(174,646,865)
Increase in net assets derived from capital share transactions	379,135,661	7,522,968
Net Increase in Net Assets	387,631,691	2,934,443

Net Assets:
Beginning of period	625,250,248	622,315,805
End of period	$1,012,881,939	$625,250,248

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,623,841	$16,218,407
Net realized gain	3,162,981	126,778
Net change in unrealized appreciation (depreciation)	(508,048)	(1,616,337)
Net increase in net assets resulting from operations	14,278,774	14,728,848

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,522,212)	(3,184,081)
Class C	(107,360)	(370,025)
Institutional Class	(7,005,929)	(12,664,301)
	(11,635,501)	(16,218,407)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,120,013	30,135,038
Class C	837,449	1,791,499
Institutional Class	87,438,921	145,582,678
Net assets from merger:[1]
Class A	470,834,974	—
Institutional Class	18,475,967	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,109,885	2,926,566
Class C	104,681	333,101
Institutional Class	5,890,951	10,253,302
	605,812,841	191,022,184

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,298,696)	$(50,173,924)
Class C	(3,699,000)	(13,003,690)
Institutional Class	(47,955,518)	(101,023,651)
	(77,953,214)	(164,201,265)
Increase in net assets derived from capital share transactions	527,859,627	26,820,919
Net Increase in Net Assets	530,502,900	25,331,360

Net Assets:
Beginning of period	571,726,143	546,394,783
End of period	$1,102,229,043	$571,726,143

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,693,862	$57,603,224
Net realized gain	1,928,477	13,180,732
Net change in unrealized appreciation (depreciation)	47,244,972	(65,116,746)
Net increase in net assets resulting from operations	76,867,311	5,667,210

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,841,800)	(7,762,606)
Class C	(1,070,321)	(2,642,753)
Institutional Class	(24,706,885)	(46,586,746)
	(29,619,006)	(56,992,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	41,168,292	64,182,912
Class C	4,765,773	10,269,059
Institutional Class	196,838,311	340,902,541

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,369,682	7,046,701
Class C	1,042,290	2,408,413
Institutional Class	20,316,999	37,810,611
	267,501,347	462,620,237

	Six months
	ended	Year ended
	2/28/21
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,828,686)	$(88,787,279)
Class C	(19,231,854)	(31,832,862)
Institutional Class	(97,999,865)	(385,626,313)
	(133,060,405)	(506,246,454)
Increase (decrease) in net assets derived from capital share
transactions	134,440,942	(43,626,217)
Net Increase (Decrease) in Net Assets	181,689,247	(94,951,112)
Net Assets:
Beginning of period	1,346,755,049	1,441,706,161
End of period	$1,528,444,296	$1,346,755,049

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

90

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.94	$11.96	$11.44	$11.70	$12.22	$11.83

0.19	0.38	0.41	0.42	0.43	0.42
0.26	0.01	0.52	(0.26)	(0.40)	0.39
0.45	0.39	0.93	0.16	0.03	0.81

(0.19)	(0.38)	(0.41)	(0.42)	(0.43)	(0.42)
(0.08)	(0.03)	— [3]	—	(0.12)	—
(0.27)	(0.41)	(0.41)	(0.42)	(0.55)	(0.42)

$12.12	$11.94	$11.96	$11.44	$11.70	$12.22

3.80%	3.44%	8.35%	1.44%	0.41%	7.00%

$846,344	$478,671	$472,153	$481,117	$415,314	$493,408
0.82%	0.81%	0.81%	0.81%	0.81%	0.81%
0.93%	0.95%	0.95%	0.96%	0.96%	0.95%
3.08%	3.24%	3.55%	3.66%	3.71%	3.52%
2.97%	3.10%	3.41%	3.51%	3.56%	3.38%
19%	77%	43%	42%	33%	33%

91

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

92

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.94	$11.96	$11.44	$11.70	$12.22	$11.83

0.14	0.29	0.32	0.34	0.34	0.33
0.27	0.01	0.52	(0.26)	(0.40)	0.39
0.41	0.30	0.84	0.08	(0.06)	0.72

(0.14)	(0.29)	(0.32)	(0.34)	(0.34)	(0.33)
(0.08)	(0.03)	— [3]	—	(0.12)	—
(0.22)	(0.32)	(0.32)	(0.34)	(0.46)	(0.33)

$12.13	$11.94	$11.96	$11.44	$11.70	$12.22

3.50%	2.66%	7.55%	0.68%	(0.35% )	6.19%

$8,724	$10,778	$16,051	$18,808	$27,397	$31,545
1.57%	1.56%	1.56%	1.56%	1.56%	1.56%
1.68%	1.70%	1.70%	1.71%	1.71%	1.70%
2.33%	2.49%	2.80%	2.91%	2.96%	2.77%

2.22%	2.35%	2.66%	2.76%	2.81%	2.63%
19%	77%	43%	42%	33%	33%

93

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.03	$12.05	$11.52	$11.79	$12.31	$11.91

0.20	0.41	0.44	0.45	0.46	0.46
0.27	0.01	0.53	(0.27)	(0.40)	0.40
0.47	0.42	0.97	0.18	0.06	0.86

(0.20)	(0.41)	(0.44)	(0.45)	(0.46)	(0.46)
(0.08)	(0.03)	— [3]	—	(0.12)	—
(0.28)	(0.44)	(0.44)	(0.45)	(0.58)	(0.46)

$12.22	$12.03	$12.05	$11.52	$11.79	$12.31

4.00%	3.70%	8.68%	1.61%	0.68%	7.32%

$157,814	$135,801	$134,112	$77,396	$62,872	$45,696
0.57%	0.56%	0.56%	0.56%	0.56%	0.56%
0.68%	0.70%	0.70%	0.71%	0.71%	0.70%
3.33%	3.49%	3.80%	3.91%	3.96%	3.77%
3.22%	3.35%	3.66%	3.76%	3.81%	3.63%
19%	77%	43%	42%	33%	33%

95

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

96

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.26	$12.28	$11.76	$12.06	$12.38	$12.04

0.17	0.35	0.37	0.37	0.35	0.35
0.10	(0.02)	0.52	(0.30)	(0.32)	0.34
0.27	0.33	0.89	0.07	0.03	0.69

(0.17)	(0.35)	(0.37)	(0.37)	(0.35)	(0.35)
—	—	—	—	— [3]	—
(0.17)	(0.35)	(0.37)	(0.37)	(0.35)	(0.35)

$12.36	$12.26	$12.28	$11.76	$12.06	$12.38

2.21%	2.76%	7.71%	0.57%	0.35%	5.79%

$572,232	$106,135	$123,691	$136,653	$164,154	$188,034
0.66%	0.65%	0.65%	0.71%	0.75%	0.75%
0.90%	0.91%	0.91%	0.92%	0.93%	0.92%
2.78%	2.87%	3.11%	3.10%	2.92%	2.84%
2.54%	2.61%	2.85%	2.89%	2.74%	2.67%
14%	27%	25%	32%	26%	35%

97

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

98

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.25	$12.27	$11.75	$12.05	$12.37	$12.03

0.12	0.24	0.27	0.27	0.25	0.24
0.10	(0.02)	0.52	(0.30)	(0.32)	0.35
0.22	0.22	0.79	(0.03)	(0.07)	0.59

(0.12)	(0.24)	(0.27)	(0.27)	(0.25)	(0.25)
—	—	—	—	— [3]	—
(0.12)	(0.24)	(0.27)	(0.27)	(0.25)	(0.25)

$12.35	$12.25	$12.27	$11.75	$12.05	$12.37

1.78%	1.89%	6.81%	(0.28% )	(0.50% )	4.90%

$9,224	$11,864	$22,874	$28,002	$40,402	$49,515
1.51%	1.50%	1.50%	1.56%	1.60%	1.60%
1.65%	1.66%	1.66%	1.67%	1.68%	1.67%
1.93%	2.02%	2.26%	2.25%	2.07%	1.99%
1.79%	1.86%	2.10%	2.14%	1.99%	1.92%
14%	27%	25%	32%	26%	35%

99

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

100

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.38	$12.40	$11.87	$12.17	$12.50	$12.16

0.18	0.37	0.39	0.39	0.37	0.37
0.10	(0.02)	0.53	(0.30)	(0.33)	0.34
0.28	0.35	0.92	0.09	0.04	0.71

(0.18)	(0.37)	(0.39)	(0.39)	(0.37)	(0.37)
—	—	—	—	— [3]	—
(0.18)	(0.37)	(0.39)	(0.39)	(0.37)	(0.37)

$12.48	$12.38	$12.40	$11.87	$12.17	$12.50

2.28%	2.92%	7.92%	0.75%	0.44%	5.92%

$520,773	$453,727	$399,830	$377,445	$369,443	$479,172
0.51%	0.50%	0.50%	0.56%	0.60%	0.60%
0.65%	0.66%	0.66%	0.67%	0.68%	0.67%
2.93%	3.02%	3.26%	3.25%	3.07%	2.99%
2.79%	2.86%	3.10%	3.14%	2.99%	2.92%
14%	27%	25%	32%	26%	35%

101

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

102

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.15	$11.48	$11.00	$11.05	$11.42	$10.75

0.21	0.44	0.46	0.46	0.44	0.41
0.40	(0.33)	0.48	(0.05)	(0.37)	0.67
0.61	0.11	0.94	0.41	0.07	1.08

(0.21)	(0.44)	(0.46)	(0.46)	(0.44)	(0.41)
(0.02)	—	—	—	—	—
(0.23)	(0.44)	(0.46)	(0.46)	(0.44)	(0.41)

$11.53	$11.15	$11.48	$11.00	$11.05	$11.42

5.48%	1.06%	8.81%	3.80%	0.72%	10.25%

$217,047	$182,214	$208,549	$200,493	$190,211	$250,810
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.89%	0.91%	0.90%	0.91%	0.94%	0.94%
3.73%	3.99%	4.22%	4.19%	4.02%	3.73%
3.69%	3.93%	4.17%	4.13%	3.93%	3.64%
10%	44%	33%	19%	27%	13%
103

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

104

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.20	$11.52	$11.04	$11.09	$11.47	$10.80

0.16	0.36	0.38	0.38	0.36	0.33
0.41	(0.32)	0.48	(0.05)	(0.38)	0.67
0.57	0.04	0.86	0.33	(0.02)	1.00

(0.17)	(0.36)	(0.38)	(0.38)	(0.36)	(0.33)
(0.02)	—	—	—	—	—
(0.19)	(0.36)	(0.38)	(0.38)	(0.36)	(0.33)

$11.58	$11.20	$11.52	$11.04	$11.09	$11.47

5.08%	0.41%	7.98%	3.03%	(0.11% )	9.41%

$57,929	$68,993	$91,184	$92,155	$97,974	$113,905
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.64%	1.66%	1.65%	1.66%	1.69%	1.69%
2.98%	3.24%	3.47%	3.44%	3.27%	2.98%

2.94%	3.18%	3.42%	3.38%	3.18%	2.89%
10%	44%	33%	19%	27%	13%

105

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

106

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.26	$11.58	$11.10	$11.15	$11.53	$10.85

0.22	0.47	0.49	0.49	0.47	0.45
0.40	(0.32)	0.48	(0.05)	(0.38)	0.67
0.62	0.15	0.97	0.44	0.09	1.12

(0.22)	(0.47)	(0.49)	(0.49)	(0.47)	(0.44)
(0.02)	—	—	—	—	—
(0.24)	(0.47)	(0.49)	(0.49)	(0.47)	(0.44)

$11.64	$11.26	$11.58	$11.10	$11.15	$11.53

5.58%	1.44%	9.03%	4.07%	0.92%	10.57%

$1,253,468	$1,095,548	$1,141,973	$1,017,167	$932,716	$905,436
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.64%	0.66%	0.65%	0.66%	0.69%	0.69%
3.98%	4.24%	4.47%	4.44%	4.27%	3.98%
3.94%	4.18%	4.42%	4.38%	4.18%	3.89%
10%	44%	33%	19%	27%	13%

107

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds	February 28, 2021 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of the Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems,

108

which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2021, and for all open tax years (years ended August 31, 2017–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the

109

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

1. Significant Accounting Policies (continued)

effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended February 28, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free USA Fund	$347
Delaware Tax-Free USA Intermediate Fund	264
Delaware National High-Yield Municipal Bond Fund	106

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free USA	High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through February 28, 2021.* These expense waivers and

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reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Tax-Free USA Fund	0.56%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$15,667
Delaware Tax-Free USA Intermediate Fund	15,891
Delaware National High-Yield Municipal Bond Fund	25,935

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$34,804
Delaware Tax-Free USA Intermediate Fund	35,422
Delaware National High-Yield Municipal Bond Fund	62,562

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

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Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from September 1, 2020 through February 28, 2021.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$15,463
Delaware Tax-Free USA Intermediate Fund	15,705
Delaware National High-Yield Municipal Bond Fund	20,893

For the six months ended February 28, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free USA Fund	$10,771
Delaware Tax-Free USA Intermediate Fund	5,385
Delaware National High-Yield Municipal Bond Fund	10,575

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For the six months ended February 28, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$97	$17
Delaware Tax-Free USA Intermediate Fund	509	245
Delaware National High-Yield Municipal Bond Fund	—	3,055

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2021, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2021, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$24,471,272	$31,636,576	$(724,301)
Delaware Tax-Free USA Intermediate
Fund	23,455,249	21,599,985	4,146
Delaware National High-Yield
Municipal Bond Fund	44,397,551	18,035,372	—
____________________

*The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the six months ended February 28, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$197,170,811	$150,785,117
Delaware Tax-Free USA Intermediate Fund	160,455,441	108,435,879
Delaware National High-Yield Municipal Bond Fund	278,783,449	136,532,645

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Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation of investments
Delaware Tax-Free
USA Fund	$923,673,673	$85,289,691	$(4,738,379)	$80,551,312
Delaware Tax-Free
USA Intermediate
Fund	1,014,964,761	81,256,098	(4,192,989)	77,063,109
Delaware National
High-Yield
Municipal Bond
Fund	1,412,549,090	132,469,901	(29,675,235)	102,794,666

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA
Intermediate Fund	$1,711,229	$—	$1,711,229

At August 31, 2020, there were no capital loss carryforwards for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

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circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2021:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,004,224,985
Total Value of Securities	$1,004,224,985

115

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,091,477,870
Short-Term Investments	550,000
Total Value of Securities	$1,092,027,870

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,506,388,756
Short-Term Investments	8,955,000
Total Value of Securities	$1,515,343,756

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/28/21	Year ended 8/31/20	Six months ended 2/28/21	Year ended 8/31/20	Six months ended 2/28/21	Year ended 8/31/20
Shares sold:
Class A	8,008,006	8,128,109	1,456,362	2,507,418	3,576,302	5,760,481
Class C	91,338	209,130	67,632	148,655	414,885	909,664
Institutional Class	3,072,457	5,517,306	6,973,160	11,945,089	17,122,634	30,588,566
Shares from merger:
Class A	27,065,090	—	37,970,562	—	—	—
Institutional Class	490,723	—	1,475,716	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,047,628	1,237,423	330,577	243,247	296,521	640,413
Class C	15,670	28,406	8,485	27,722	91,431	218,235
Institutional Class	246,941	406,363	472,256	844,472	1,770,147	3,406,052
	40,037,853	15,526,737	48,754,750	15,716,603	23,271,920	41,523,411

Shares redeemed:
Class A	(6,388,854)	(8,760,862)	(2,111,584)	(4,166,754)	(1,391,250)	(8,235,396)
Class C	(289,849)	(677,015)	(297,339)	(1,072,043)	(1,665,124)	(2,879,671)
Institutional Class	(2,181,316)	(5,767,214)	(3,829,826)	(8,385,796)	(8,534,882)	(35,257,417)
	(8,860,019)	(15,205,091)	(6,238,749)	(13,624,593)	(11,591,256)	(46,372,484)
Net increase
(decrease)	31,177,834	321,646	42,516,001	2,092,010	11,680,664	(4,849,073)

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Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2021 and the year ended August 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/28/21	12,035	22,181	22,217	11,970	$273,274
Year ended
8/31/20	118,464	60,517	60,554	117,593	2,113,033
Delaware Tax-Free USA Intermediate Fund
Six months ended
2/28/21	53,946	10,590	10,586	53,475	669,351
Year ended
8/31/20	119,341	17,213	17,222	118,367	1,660,124
Delaware National High-Yield Municipal Bond Fund
Six months ended
2/28/21	33,295	40,108	32,306	40,980	839,000
Year ended
8/31/20	320,408	19,256	15,368	321,944	3,710,189

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware Tax-Exempt Opportunities Fund and Delaware Tax-Exempt Income Fund, each a series of Delaware Group Limited-Term Government Funds (the “Acquired Funds”) with and into Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (the “Acquiring Funds”) (the “Reorganization”) respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and

118

losses with amounts distributable to shareholders for tax purposes. The cost and market value of the investments of the Acquired Funds’ as of the close of business on December 4, 2020 were as follows:

	Cost	Market value
Delaware Tax-Exempt Opportunities Fund	$302,182,969	$330,998,600
Delaware Tax-Exempt Income Fund	$441,468,894	$480,076,427

The share transactions associated with the merger are as follows:

	Acquired Fund net assets	Acquired Fund shares outstanding	Shares converted to Acquiring Fund	Acquiring Fund net assets	Conversion ratio
	Delaware Tax-Exempt Opportunities Fund			Delaware Tax-Free USA Fund
Class A	$328,299,539	19,434,282	27,065,090	$496,595,841	1.393
Class C	—	—	—	10,599,349	—
Institutional
Class	5,996,641	354,397	490,723	131,648,773	1.385
	Delaware Tax-Exempt Income			Delaware Tax-Free USA Intermediate
	Fund			Fund
Class A	$470,834,974	49,412,013	37,970,562	$108,082,382	0.768
Class C	—	—	—	11,623,405	—
Institutional
Class	18,475,967	1,938,317	1,475,716	474,092,009	0.761

The net assets of the Acquiring Funds before the Reorganization were $638,843,963 and $593,797,796. The net assets of the Acquiring Funds immediately following the Reorganization were $973,140,143 and $1,083,108,737.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the six months ended February 28, 2021, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Net investment income	$23,015,614	$26,235,990
Net realized gain on
investments	6,530,146	7,043,884
Net change in unrealized
appreciation	13,577,556	3,555,801
Net increase in net assets
resulting from
operations	$43,123,316	$36,835,675

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

119

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of February 28, 2021, or at any time during the period then ended.

7. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by

120

government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended February 28, 2021, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 28, 2021, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and

121

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

8. Geographic, Credit, and Market Risks (continued)

liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

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At February 28, 2021, the percentage of each Fund’s net assets insured by bond issuers are listed on the next page and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assured Guaranty
Corporation	0.14%	0.46%	0.14%
Assured Guaranty
Municipal
Corporation	1.11%	1.26%	0.24%
AMBAC Assurance
Corporation	0.13%	—	—
National Public
Finance
Guarantee
Corporation	0.22%	3.10%	—
Total	1.60%	4.82%	0.38%

As of February 28, 2021, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 11.44%, 12.91%, and 17.64%, respectively, of the Fund’s net assets. As of February 28, 2021, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 11.87% and 20.39%, respectively, of the Fund’s net assets. As of February 28, 2021, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico which constituted approximately 11.63% and 15.19%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance

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Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

8. Geographic, Credit, and Market Risks (continued) outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications

124

and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in the Funds’ financial statements.

125

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

126

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Pennsylvania Fund

February 28, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2020 to February 28, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,032.90	0.84%	$4.23
Class C	1,000.00	1,029.00	1.59%	8.00
Institutional Class	1,000.00	1,035.00	0.59%	2.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,030.50	0.86%	$4.33
Class C	1,000.00	1,025.80	1.61%	8.09
Institutional Class	1,000.00	1,031.80	0.61%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

2

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,022.20	0.83%	$4.16
Class C	1,000.00	1,018.40	1.58%	7.91
Institutional Class	1,000.00	1,023.50	0.58%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

Delaware Tax-Free Idaho Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/20	2/28/21	Expense Ratio	9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,025.80	0.86%	$4.32
Class C	1,000.00	1,022.00	1.61%	8.07
Institutional Class	1,000.00	1,027.10	0.61%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

3

Disclosure of Fund expenses
For the six-month period from September 1, 2020 to February 28, 2021 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratio	Expenses Paid During Period 9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,023.40	0.83%	$4.16
Class C	1,000.00	1,019.60	1.58%	7.91
Institutional Class	1,000.00	1,023.80	0.58%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,021.92	0.58%	2.91

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratio	Expenses Paid During Period 9/1/20 to 2/28/21*
Actual Fund return†
Class A	$1,000.00	$1,029.00	0.83%	$4.18
Class C	1,000.00	1,026.40	1.59%	7.99
Institutional Class	1,000.00	1,031.60	0.59%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.68	0.83%	$4.16
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

4

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.08%
Corporate Revenue Bonds	4.87%
Education Revenue Bonds	20.84%
Electric Revenue Bonds	7.19%
Healthcare Revenue Bonds	23.64%
Lease Revenue Bonds	5.30%
Local General Obligation Bonds	4.08%
Pre-Refunded Bonds	3.56%
Special Tax Revenue Bonds	14.43%
State General Obligation Bonds	2.92%
Transportation Revenue Bonds	5.39%
Water & Sewer Revenue Bonds	5.86%
Short-Term Investments	1.30%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	80.74%
Guam	0.34%
Puerto Rico	18.30%
Total Value of Securities	99.38%

5

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.16%
Corporate Revenue Bonds	9.69%
Education Revenue Bonds	22.75%
Electric Revenue Bonds	3.27%
Healthcare Revenue Bonds	9.50%
Housing Revenue Bonds	3.42%
Lease Revenue Bonds	6.15%
Local General Obligation Bonds	3.74%
Pre-Refunded/Escrowed to Maturity Bonds	10.19%
Special Tax Revenue Bonds	12.61%
State General Obligation Bonds	7.84%
Transportation Revenue Bonds	11.00%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	83.75%
Guam	0.36%
Puerto Rico	15.86%
US Virgin Islands	0.19%
Total Value of Securities	100.16%

6

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.71%
Corporate Revenue Bonds	2.99%
Education Revenue Bonds	13.48%
Electric Revenue Bonds	5.22%
Healthcare Revenue Bonds	23.78%
Housing Revenue Bonds	0.08%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	10.50%
Pre-Refunded Bonds	11.07%
Special Tax Revenue Bonds	15.98%
State General Obligation Bonds	2.67%
Transportation Revenue Bonds	6.96%
Water & Sewer Revenue Bonds	3.99%
Short-Term Investments	1.06%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	85.64%
Guam	1.90%
Idaho	1.06%
Puerto Rico	10.72%
US Virgin Islands	0.45%
Total Value of Securities	99.77%

7

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.02%
Corporate Revenue Bonds	2.87%
Education Revenue Bonds	17.52%
Electric Revenue Bonds	4.52%
Healthcare Revenue Bonds	10.02%
Housing Revenue Bonds	3.53%
Lease Revenue Bonds	12.96%
Local General Obligation Bonds	18.97%
Pre-Refunded Bonds	7.27%
Special Tax Revenue Bonds	14.68%
State General Obligation Bonds	3.81%
Transportation Revenue Bonds	2.01%
Water & Sewer Revenue Bonds	0.86%
Short-Term Investments	0.04%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	3.25%
Idaho	80.90%
Puerto Rico	14.91%
Total Value of Securities	99.06%

8

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.10%
Corporate Revenue Bonds	6.33%
Education Revenue Bonds	21.77%
Electric Revenue Bonds	8.28%
Healthcare Revenue Bonds	5.88%
Housing Revenue Bond	0.89%
Lease Revenue Bonds	6.27%
Local General Obligation Bonds	3.41%
Pre-Refunded/Escrowed to Maturity Bonds	4.49%
Resource Recovery Revenue Bond	0.75%
Special Tax Revenue Bonds	20.60%
State General Obligation Bonds	2.85%
Transportation Revenue Bonds	12.00%
Water & Sewer Revenue Bonds	5.58%
Total Value of Securities	99.10%
Receivables and Other Assets Net of Liabilities	0.90%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.88%
New York	85.91%
Puerto Rico	12.23%
US Virgin Islands	0.08%
Total Value of Securities	99.10%

9

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.14%
Corporate Revenue Bonds	7.07%
Education Revenue Bonds	11.16%
Electric Revenue Bonds	2.80%
Healthcare Revenue Bonds	32.44%
Housing Revenue Bond	0.44%
Lease Revenue Bonds	1.13%
Local General Obligation Bonds	7.21%
Pre-Refunded/Escrowed to Maturity Bonds	8.39%
Special Tax Revenue Bonds	14.53%
State General Obligation Bonds	4.94%
Transportation Revenue Bonds	8.78%
Water & Sewer Revenue Bonds	1.25%
Total Value of Securities	100.14%
Liabilities Net of Receivables and Other Assets	(0.14%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	82.36%
Puerto Rico	17.78%
Total Value of Securities	100.14%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.08%
Corporate Revenue Bonds – 4.87%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 7.75% 7/1/50 #	285,000	$307,521
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) •	1,000,000	1,050,890
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,762,840
		4,121,251
Education Revenue Bonds – 20.84%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,142,930
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	380,859
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	303,868
144A 6.00% 7/1/47 #	400,000	477,864
(Doral Academy of Nevada - Fire Mesa and Red
Rock Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	416,797
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	542,005
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,767,808
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	405,019
(Pinecrest Academy of Nevada-Horizon, Inspirada
and St. Rose Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	283,188
(Somerset Academy of Las Vegas - Lone
Mountain Campus Project)
Series A 144A 5.00% 12/15/49 #	500,000	538,080
Arizona State University Energy Management
Revenue
(Arizona State University Tempe Campus II
Project)
4.50% 7/1/24	1,000,000	1,003,120
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	670,348

11

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority
Revenue
(Creighton University Project)
4.00% 7/1/50	1,000,000	$1,122,020
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	839,652
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	858,091
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	279,565
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic
Village Project)
5.00% 7/1/31	500,000	591,785
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42	1,250,000	1,287,850
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	511,215
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,089,590
(Rowan University Project)
5.00% 6/1/42	2,000,000	2,069,740
Pima County Industrial Development Authority
Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	523,575
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	537,809
		17,642,778
Electric Revenue Bonds – 7.19%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	406,125
Series A 5.05% 7/1/42 ‡	55,000	49,638
Series AAA 5.25% 7/1/25 ‡	35,000	31,675
Series WW 5.00% 7/1/28 ‡	450,000	406,125
Series WW 5.25% 7/1/33 ‡	430,000	389,150
Series WW 5.50% 7/1/38 ‡	620,000	562,650
Series XX 4.75% 7/1/26 ‡	35,000	31,500
Series XX 5.25% 7/1/40 ‡	355,000	321,275

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	125,000	$113,750
Series ZZ 4.75% 7/1/27 ‡	30,000	27,000
Series ZZ 5.25% 7/1/24 ‡	45,000	40,725
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,450,460
Series A 5.00% 1/1/47	1,000,000	1,257,630
		6,087,703
Healthcare Revenue Bonds – 23.64%
Arizona Health Facilities Authority Hospital System
Revenue
(Phoenix Children’s Hospital)
Series A 5.00% 2/1/34	995,000	1,028,303
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,124,540
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project First Tier)
Series A 5.00% 1/1/54	145,000	130,390
(Great Lakes Senior Living Communities LLC
Project Second Tier)
Series B 5.00% 1/1/49	55,000	41,488
Series B 5.125% 1/1/54	65,000	48,938
(Great Lakes Senior Living Communities LLC
Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	360,615
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	2,040,000	2,277,640
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	272,781
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	1,114,200
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,151,930
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	213,714

13

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	415,000	$417,403
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	375,000	389,812
Maricopa County Industrial Development Authority
Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,128,100
Series A 4.00% 1/1/44	1,500,000	1,714,425
Maricopa County Industrial Development Authority
Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	513,840
Series A 4.00% 9/1/51	250,000	289,398
Maricopa County Industrial Development Authority
Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	412,727
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	799,559
Tempe Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/42	1,200,000	1,221,108
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	849,904
Yavapai County Industrial Development Authority
Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,670,295
Series A 5.25% 8/1/33	2,000,000	2,175,920
Yuma Industrial Development Authority Hospital
Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	329,078
Series A 5.25% 8/1/32	300,000	338,208
		20,014,316

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 5.30%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	$1,003,430
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility)
Series A 5.00% 7/1/36	350,000	363,405
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	685,000	686,863
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/49	2,000,000	2,428,660
		4,482,358
Local General Obligation Bonds – 4.08%
Maricopa County High School District No.
214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,157,410
Maricopa County School District No. 3 Tempe
Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	710,069
Maricopa County Unified School District No.
69 Paradise Valley
4.00% 7/1/39	600,000	720,564
Maricopa County Unified School District No.
95 Queen Creek
(School Improvement)
4.00% 7/1/35	500,000	582,345
Pinal County Community College District
4.00% 7/1/31	250,000	284,755
		3,455,143
Pre-Refunded Bonds – 3.56%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health)
Series A 5.00% 1/1/43-22 §	500,000	520,250
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	509,750

15

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.40% 7/1/47-21 §	500,000	$509,915
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,581
Series A 5.00% 6/1/38-23 §	1,000,000	1,106,850
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	354,453
		3,011,799
Special Tax Revenue Bonds – 14.43%
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	1,548,850	1,324,267
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	613,725
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,175,690
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 2.592% 7/1/33 ^	237,000	168,514
Series A-1 4.75% 7/1/53	2,485,000	2,712,204
Series A-1 4.922% 7/1/51 ^	4,400,000	968,748
Series A-1 5.00% 7/1/58	930,000	1,030,012
Series A-1 5.083% 7/1/46 ^	1,970,000	605,657
Series A-2 4.329% 7/1/40	2,825,000	3,038,711
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	580,535
		12,218,063
State General Obligation Bonds – 2.92%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	183,594
Series A 5.125% 7/1/37 ‡	1,190,000	963,900
Series A 5.375% 7/1/33 ‡	270,000	233,212
Series A 8.00% 7/1/35 ‡	640,000	498,400
Series B 5.75% 7/1/38 ‡	680,000	590,750
		2,469,856

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.39%
Arizona Department of Transportation State
Highway Fund Revenue
5.00% 7/1/35	500,000	$598,795
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	400,000	476,328
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	547,180
5.00% 7/1/32 (AMT)	500,000	546,305
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,186,740
Series B 5.00% 7/1/37	1,000,000	1,203,490
		4,558,838
Water & Sewer Revenue Bonds – 5.86%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,163,720
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	715,446
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	289,608
Mesa Utility System Revenue
4.00% 7/1/31	850,000	965,821
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,221,910
5.00% 7/1/31	500,000	605,710
		4,962,215
Total Municipal Bonds (cost $77,847,223)		83,024,320

17

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Short-Term Investments – 1.30%
Variable Rate Demand Note – 1.30%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52
(SPA - Northern Trust Company)	1,100,000	$1,100,000
Total Short-Term Investments (cost $1,100,000)		1,100,000
Total Value of Securities–99.38%
(cost $78,947,223)		$84,124,320

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $6,081,587, which represents 7.18% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2021.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.

18

Summary of abbreviations: (continued)
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 100.16%
Corporate Revenue Bonds — 9.69%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$195,000
Golden State Tobacco Securitization Settlement
Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47	2,400,000	2,482,752
(Capital Appreciation Asset-Backed)
First Subordinate Series B 1.302% 6/1/47 ^	2,335,000	512,626
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,374,553
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	790,620
Tobacco Securitization Authority of Northern
California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	361,290
Series A Class 1 Senior 4.00% 6/1/37	300,000	359,865
Series A Class 1 Senior 4.00% 6/1/38	400,000	478,232
Series A Class 1 Senior 4.00% 6/1/39	250,000	297,985
Series A Class 1 Senior 4.00% 6/1/40	300,000	351,648
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,147,660
Tobacco Securitization Authority of Southern
California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.549% 6/1/46 ^	13,190,000	2,688,782
Capital Appreciation Third Subordinate
Series D 0.301% 6/1/46 ^	4,915,000	844,544
		11,885,557
Education Revenue Bonds — 22.75%
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,148,690
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,694,110
Series V-1 5.00% 5/1/49	1,460,000	2,190,686
California Municipal Finance Authority
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	548,945

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Biola University)
5.00% 10/1/39	1,000,000	$1,171,340
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,119,710
(CHF - Davis I, LLC - West Village Student
Housing Project)
5.00% 5/15/48	1,000,000	1,163,480
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,201,370
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	870,697
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	864,668
(Southwestern Law School)
6.50% 11/1/41	1,140,000	1,175,750
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue
#3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,189,920
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	798,955
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	473,050
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	277,550
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	475,000	522,367
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,110,330
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	550,715
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	626,072
(KIPP LA Projects)
Series A 5.125% 7/1/44	1,000,000	1,097,840
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,201,670
(Partnerships to Uplift Communities Valley
Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,101,210
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,195,390

21

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood
Charter High School Project)
Series A 7.25% 8/1/41	300,000	$306,249
California Statewide Communities Development
Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	750,000	831,285
California Statewide Communities Development
Authority Student Housing Revenue
(University of California Irvine East Campus
Apartments)
5.375% 5/15/38	1,000,000	1,008,050
Mt. San Antonio Community College District
Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,167,790
University of California
Series BE 5.00% 5/15/32	220,000	291,905
		27,899,794
Electric Revenue Bonds — 3.27%
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,192,740
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	315,875
Series A 5.05% 7/1/42 ‡	70,000	63,175
Series A 6.75% 7/1/36 ‡	185,000	170,663
Series AAA 5.25% 7/1/25 ‡	40,000	36,200
Series CCC 5.25% 7/1/27 ‡	325,000	294,125
Series TT 5.00% 7/1/32 ‡	340,000	306,850
Series WW 5.00% 7/1/28 ‡	470,000	424,175
Series WW 5.25% 7/1/33 ‡	335,000	303,175
Series WW 5.50% 7/1/38 ‡	480,000	435,600
Series XX 4.75% 7/1/26 ‡	45,000	40,500
Series XX 5.25% 7/1/40 ‡	230,000	208,150
Series XX 5.75% 7/1/36 ‡	150,000	136,500
Series ZZ 4.75% 7/1/27 ‡	35,000	31,500
Series ZZ 5.25% 7/1/24 ‡	55,000	49,775
		4,009,003

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 9.50%
ABAG Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	$859,809
California Health Facilities Financing Authority
Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	563,940
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	527,720
Series A 5.00% 8/15/47	500,000	581,120
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,141,670
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	859,687
Series A 5.00% 2/1/47	250,000	284,470
(Goodwill Industry of Sacramento Valley &
Northern Nevada Project)
5.00% 1/1/35	635,000	627,247
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	564,780
California Statewide Communities Development
Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	1,098,170
(Emanate Health)
Series A 4.00% 4/1/45	255,000	289,252
(Episcopal Communities & Services)
5.00% 5/15/32	600,000	622,494
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	548,930
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	518,960
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,136,540
Palomar Health
5.00% 11/1/47 (AGM)	500,000	603,440
San Buenaventura
(Community Memorial Health System)
7.50% 12/1/41	785,000	817,978
		11,646,207

23

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.42%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	491,145	$551,566
California Municipal Finance Authority Mobile Home
Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	250,000	261,730
Independent Cities Finance Authority Mobile Home
Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,083,780
Series A 5.25% 5/15/49	1,200,000	1,298,220
Santa Clara County Multifamily Housing Authority
Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,090
		4,198,386
Lease Revenue Bonds – 6.15%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory)
5.00% 7/1/37	1,000,000	1,051,550
California Infrastructure & Economic Development
Bank
(Academy of Motion Picture Arts &
Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	1,108,010
California Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	899,947
California State Public Works Board
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,131,340
Golden State Tobacco Securitization Settlement
Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29	1,000,000	1,084,560
Series A 5.00% 6/1/45	1,000,000	1,143,420
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	1,124,630
		7,543,457

24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 3.74%
Anaheim School District Capital Appreciation
Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	$950,370
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41	500,000	595,660
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	582,970
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	605,730
Natomas Unified School District
(1999 Refunding)
5.95% 9/1/21 (NATL)	100,000	100,981
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40	1,000,000	1,159,300
San Francisco Bay Area Rapid Transit District
Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	585,420
		4,580,431
Pre-Refunded/Escrowed to Maturity Bonds – 10.19%
ABAG Finance Authority for Nonprofit Corporations
(Sharp HealthCare)
Series A 5.00% 8/1/28-22 §	250,000	261,115
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,100,050
California Educational Facilities Authority
(Harvey Mudd College)
5.25% 12/1/31-21 §	500,000	519,230
California Health Facilities Financing Authority
Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,195,960
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 §	1,000,000	1,073,290

25

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California State Public Works Board
(Department of Corrections and Rehabilitation)
Series C 5.00% 10/1/26	1,000,000	$1,027,830
(Various Judicial Council Projects)
Series D 5.00% 12/1/29	500,000	517,910
California Statewide Communities Development
Authority Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,143,790
Centinela Valley Union High School District
Election of 2010
Series A 5.00% 8/1/31-21 §	500,000	510,135
La Verne
(Brethren Hillcrest Homes)
5.00% 5/15/36-22 §	750,000	800,797
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program)
5.50% 9/1/46-21 (AGM) §	800,000	821,472
Rancho Santa Fe Community Services District
Financing Authority Revenue
(Superior Lien Bonds)
Series A 5.75% 9/1/30-21 §	800,000	822,056
San Francisco Municipal Transportation Agency
Revenue
5.00% 3/1/32-23 §	1,000,000	1,095,420
Series B 5.00% 3/1/37-22 §	1,000,000	1,048,410
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	552,710
		12,490,175
Special Tax Revenue Bonds – 12.61%
GDB Debt Recovery Authority
7.50% 8/20/40	1,360,619	1,163,329
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,105,000	3,388,890
Series A-1 4.90% 7/1/46 ^	10,730,000	3,298,831
Series A-1 4.91% 7/1/51 ^	2,250,000	495,382
Series A-1 5.00% 7/1/58	2,720,000	3,012,509
Series A-2 4.329% 7/1/40	1,235,000	1,328,428
Series A-2 4.329% 7/1/40	250,000	268,913

26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	$597,255
Senior Series A 5.00% 6/1/48	1,000,000	1,172,880
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Senior Lien/ Working
Capital 5.00% 10/1/29	100,000	100,233
Series A Working Capital 4.00% 10/1/22	130,000	128,470
Yucaipa Special Tax Community Facilities District
No. 98-1
(Chapman Heights)
5.375% 9/1/30	500,000	510,580
		15,465,700
State General Obligation Bonds – 7.84%
California
(Various Purpose)
5.00% 9/1/31	1,000,000	1,112,350
5.00% 4/1/32	300,000	408,480
5.00% 4/1/37	2,000,000	2,184,160
5.00% 8/1/46	1,000,000	1,194,200
5.25% 4/1/35	1,000,000	1,052,380
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	855,000	665,831
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	228,894
Series A 5.00% 7/1/41 ‡	425,000	332,031
Series A 5.125% 7/1/37 ‡	560,000	453,600
Series A 5.25% 7/1/34 ‡	395,000	342,169
Series A 5.375% 7/1/33 ‡	485,000	418,919
Series B 5.75% 7/1/38 ‡	610,000	529,937
Series C 6.00% 7/1/39 ‡	615,000	532,744
Unrefunded Series B 5.00% 7/1/35 ‡	180,000	155,475
		9,611,170
Transportation Revenue Bonds – 11.00%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,230,520
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	745,000	874,801

27

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	$549,125
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,153,250
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,864,920
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	436,373
Riverside County Transportation Commission Senior
Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44	500,000	545,200
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	596,810
Subordinate Series B 5.00% 7/1/41	500,000	582,950
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	745,000	748,434
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,242,520
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,199,030
Second Series E 5.00% 5/1/50 (AMT)	500,000	598,975
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	688,471
Series B 5.00% 3/1/42	1,000,000	1,183,560
		13,494,939
Total Municipal Bonds (cost $114,130,066)		122,824,819
Total Value of Securities–100.16%
(cost $114,130,066)		$122,824,819

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $11,334,672, which represents 9.24% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

28

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2021.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.71%
Corporate Revenue Bonds – 2.99%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	415,000	$440,763
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	4,250,000	6,370,835
		6,811,598
Education Revenue Bonds – 13.48%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,472,794
Board of Trustees For Colorado Mesa University
Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,211,300
Series B 5.00% 5/15/49	750,000	902,985
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,449,395
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	539,885
Series A 144A 5.25% 7/1/46 #	1,350,000	1,451,412
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45 #	1,300,000	1,340,326
(Charter School Project)
5.00% 7/15/37	1,150,000	1,202,612
(Community Leadership Academy, Inc. Second
Campus Project)
7.45% 8/1/48	1,000,000	1,108,510
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	1,052,750
(Johnson & Wales University)
Series A 5.25% 4/1/37	1,790,000	1,921,386
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,075,460
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	467,528
5.00% 12/1/42	540,000	557,291
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	682,587
144A 5.00% 7/1/46 #	500,000	536,915

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	$764,750
(Science Technology Engineering and Math
School Project)
5.00% 11/1/44	890,000	948,954
5.00% 11/1/54	1,500,000	1,593,960
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	917,491
144A 5.50% 7/1/49 #	870,000	930,143
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	447,580
Series A 4.00% 3/1/36	550,000	613,778
(University of Lab Charter School)
5.00% 12/15/45	500,000	540,325
(Vail Mountain School Project)
4.00% 5/1/46	80,000	78,926
5.00% 5/1/31	1,000,000	1,058,590
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	200,000	223,084
Series A 144A 5.00% 2/1/61 #	1,435,000	1,545,122
(Windsor Charter Academy Project)
5.00% 9/1/46	890,000	897,796
State of Colorado Building Excellent
Certificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,146,940
		30,680,575
Electric Revenue Bonds – 5.22%
Loveland Colorado Electric & Communications
Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,646,778
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,015,374
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	153,425
Series AAA 5.25% 7/1/25 ‡	95,000	85,975
Series CCC 5.25% 7/1/27 ‡	705,000	638,025
Series WW 5.00% 7/1/28 ‡	660,000	595,650
Series WW 5.25% 7/1/33 ‡	210,000	190,050
Series WW 5.50% 7/1/17 ‡	460,000	404,800

31

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/19 ‡	360,000	$318,600
Series XX 4.75% 7/1/26 ‡	105,000	94,500
Series XX 5.25% 7/1/40 ‡	1,840,000	1,665,200
Series XX 5.75% 7/1/36 ‡	365,000	332,150
Series ZZ 4.75% 7/1/27 ‡	85,000	76,500
Series ZZ 5.00% 7/1/19 ‡	620,000	545,600
Series ZZ 5.25% 7/1/24 ‡	140,000	126,700
		11,889,327
Healthcare Revenue Bonds – 23.78%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	4,000,000	4,569,120
(American Baptist)
7.625% 8/1/33	150,000	159,792
8.00% 8/1/43	1,000,000	1,068,890
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,479,680
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,070,000	2,090,286
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,524,315
6.375% 1/1/41	1,000,000	1,027,430
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,262,840
Series A-1 4.00% 8/1/44	2,000,000	2,219,540
Series A-2 4.00% 8/1/49	3,000,000	3,314,490
Series A-2 5.00% 8/1/39	1,505,000	1,847,162
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,393,963
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,109,920
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,692,010
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48	660,000	694,399
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,147,100

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project)
5.00% 1/1/27	300,000	$308,283
(Sanford Health)
Series A 5.00% 11/1/44	4,500,000	5,575,635
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,520,295
Series A 4.00% 1/1/38	3,895,000	4,551,346
Series A 5.00% 1/1/44	3,050,000	3,319,071
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	963,854
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,166,930
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	752,657
Denver Health & Hospital Authority Health Care
Revenue
Series A 4.00% 12/1/39	1,000,000	1,134,430
Series A 4.00% 12/1/40	250,000	282,825
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Auxilio Mutuo)
Series A 6.00% 7/1/33	1,945,000	1,968,534
		54,144,797
Housing Revenue Bonds – 0.08%
Colorado Housing and Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,447
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,427
		190,874
Lease Revenue Bonds – 1.99%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	786,925
5.00% 6/15/36	1,055,000	1,254,321
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	850,642

33

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	$1,636,140
		4,528,028
Local General Obligation Bonds – 10.50%
Adams & Weld Counties School District No. 27J
Brighton
4.00% 12/1/30	300,000	338,616
4.00% 12/1/31	1,000,000	1,125,270
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,304,860
Series A 5.50% 12/1/38	350,000	450,170
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,325,840
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,572,335
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,289,751
Denver City & County
Series B 5.00% 8/1/30	1,000,000	1,339,460
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,254,000
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,171,060
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,475,613
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,040,310
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,041,170
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,211,473
5.00% 12/1/32	660,000	806,824
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,218,590
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,518,200

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	$2,423,420
		23,906,962
Pre-Refunded Bonds – 11.07%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,125,550
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,180,580
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	4,333,960
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,335,500
(The Evangelical Lutheran Good Samaritan
Society Project)
5.625% 6/1/43-23 §	1,150,000	1,287,597
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	270,388
Series B 5.00% 11/15/32-22 §	1,000,000	1,081,550
Series B 5.00% 11/15/37-22 §	8,000,000	8,652,399
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	390,963
5.50% 12/1/38-22 §	455,000	496,114
Tallyn’s Reach Metropolitan District No. 3
(Limited Tax Convertible)
5.125% 11/1/38-23 §	740,000	830,014
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,213,700
		25,198,315
Special Tax Revenue Bonds – 15.98%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,225,710
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	765,991
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,684,230
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,001,438

35

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Fountain Urban Renewal Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	$1,438,649
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,795,000	1,835,926
Series A 5.25% 1/1/36	1,675,000	1,719,086
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,169,470
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,301,824
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,064,210
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,414,834
Series A-1 5.00% 7/1/58	3,122,000	3,457,740
Series A-2 4.536% 7/1/53	3,000,000	3,232,890
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	813,246
Series A 5.00% 11/1/31	1,495,000	1,809,144
Series A 5.00% 11/1/36	2,750,000	3,294,473
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	524,210
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	338,760
Series A-1 5.00% 12/1/47	700,000	777,679
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	556,892
Series B 5.00% 12/1/36	810,000	929,418
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,017,600
		36,373,420
State General Obligation Bonds – 2.67%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,215,000	946,181
(Public Improvement)
Series A 5.00% 7/1/41 ‡	680,000	531,250

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.375% 7/1/33 ‡	675,000	$583,031
Series A 5.50% 7/1/39 ‡	2,950,000	2,419,000
Series B 5.75% 7/1/38 ‡	960,000	834,000
Series C 6.00% 7/1/39 ‡	890,000	770,963
		6,084,425
Transportation Revenue Bonds – 6.96%
Colorado High Performance Transportation
Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	2,236,600
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,306,000
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	437,744
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,133,040
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,361,760
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,153,575
Series A 5.00% 9/1/35	400,000	511,388
Series A 5.00% 9/1/36	1,300,000	1,655,472
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,222,560
Series A 4.00% 7/15/40	1,500,000	1,836,780
		15,854,919
Water & Sewer Revenue Bonds – 3.99%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,197,600
4.00% 12/1/38	1,845,000	2,202,948
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,350,008
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	759,931
Douglas County Centennial Water & Sanitation
District
4.00% 12/1/38	500,000	578,700
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	781,940

37

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	$1,312,440
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	909,164
		9,092,731
Total Municipal Bonds (cost $211,616,943)		224,755,971

	Number of shares
Short-Term Investments – 1.06%
Money Market Mutual Fund – 1.06%
Dreyfus AMT-Free Tax Exempt Cash Management
Fund - Institutional Shares (seven-day effective
yield 0.00%)	2,418,982	2,418,982
Total Short-Term Investments (cost $2,418,982)		2,418,982
Total Value of Securities–99.77%
(cost $214,035,925)		$227,174,953
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $14,639,889, which represents 6.43% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
GNMA – Government National Mortgage Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

38

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.02%
Corporate Revenue Bonds – 2.87%
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	$1,287,038
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,009,360
		3,296,398
Education Revenue Bonds – 17.52%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	578,330
Series A 5.00% 4/1/48	1,000,000	1,178,690
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,082,750
Series A 144A 6.00% 7/1/39 #	370,000	440,126
Series A 144A 6.00% 7/1/49 #	595,000	696,703
Series A 144A 6.00% 7/1/54 #	570,000	665,412
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	373,775
Series A 4.00% 5/1/50	285,000	318,981
Series A 4.00% 5/1/55	205,000	228,809
Series A 5.00% 12/1/38	2,050,000	2,256,599
Series A 144A 5.00% 12/1/46 #	1,000,000	1,072,460
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	565,414
Series A 6.75% 7/1/48	529,151	576,822
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	1,055,000	1,159,930
Series A 4.00% 5/1/55	1,000,000	1,096,440
(Victory Charter School Project)
Series B 5.00% 7/1/39	1,000,000	1,094,070
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,374,131
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,722,049
5.00% 4/1/40	190,000	231,139
5.00% 4/1/43	250,000	301,665
5.00% 4/1/44	250,000	300,985

39

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	$353,268
Series A 5.00% 4/1/39 (AGM)	250,000	320,127
Series A 5.00% 4/1/40 (AGM)	250,000	318,805
Series A 5.00% 4/1/41 (AGM)	300,000	381,294
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	409,119
Unrefunded Series A 5.25% 4/1/41 •	1,000,000	1,004,090
		20,101,983
Electric Revenue Bonds – 4.52%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,286,120
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	67,688
Series AAA 5.25% 7/1/25 ‡	45,000	40,725
Series CCC 5.25% 7/1/27 ‡	345,000	312,225
Series WW 5.00% 7/1/28 ‡	320,000	288,800
Series WW 5.50% 7/1/38 ‡	1,500,000	1,361,250
Series XX 4.75% 7/1/26 ‡	50,000	45,000
Series XX 5.25% 7/1/40 ‡	595,000	538,475
Series XX 5.75% 7/1/36 ‡	175,000	159,250
Series ZZ 4.75% 7/1/27 ‡	40,000	36,000
Series ZZ 5.25% 7/1/24 ‡	60,000	54,300
		5,189,833
Healthcare Revenue Bonds – 10.02%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,493,613
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,224,650
Series A 5.00% 3/1/37	500,000	601,915
Series A 5.00% 3/1/47	1,500,000	1,535,370
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	463,960
Series ID 4.00% 12/1/43	1,000,000	1,123,290
Series ID 5.00% 12/1/46	750,000	884,595
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	950,000	968,468
Series A 5.25% 11/15/37	1,005,000	1,034,065

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/47	1,130,000	$1,133,073
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing
Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,032,342
		11,495,341
Housing Revenue Bonds – 3.53%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	610,734	657,363
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,734,264
Series A 3.25% 1/1/43 (GNMA)	820,000	854,743
Series C 3.00% 1/1/43 (FHA)	785,000	807,271
		4,053,641
Lease Revenue Bonds – 12.96%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	865,635
5.00% 12/15/32	750,000	862,552
Idaho Falls Certificates of Participation
4.00% 9/15/37	840,000	992,023
4.00% 9/15/39	1,050,000	1,227,671
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters
Office Project)
4.00% 12/1/36	650,000	760,643
4.00% 12/1/39	1,545,000	1,785,819
4.00% 12/1/42	1,300,000	1,489,202
4.00% 12/1/44	250,000	284,835
(Idaho Department of Fish & Game Nampa
Regional Office Project)
5.00% 12/1/41	200,000	241,348
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	885,000	887,974
Series A 7.00% 2/1/36	1,500,000	1,504,590

41

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	$530,217
Series A 4.50% 9/1/27	505,000	550,500
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,935,000	2,088,465
Series B 4.00% 9/1/48	750,000	807,810
		14,879,284
Local General Obligation Bonds – 18.97%
Ada & Boise Counties Independent School District
Boise City
5.00% 8/1/31	1,350,000	1,724,665
5.00% 8/1/33	1,010,000	1,217,323
5.00% 8/1/34	1,500,000	1,803,390
5.00% 8/1/35	1,160,000	1,391,606
5.00% 8/1/36	500,000	598,260
Ada & Canyon Counties Joint School District No.
3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,208,880
Series B 5.00% 9/15/35	1,100,000	1,323,531
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,431,700
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,023,160
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,816,425
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,587,241
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	606,807
Series A 4.00% 9/15/37	1,000,000	1,133,590
Series C 5.00% 9/15/42	500,000	601,385
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,290,028
Series B 5.00% 8/15/26	500,000	614,805

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County Independent School District No.
1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,203,200
Series B 5.00% 9/15/37	1,000,000	1,200,320
		21,776,316
Pre-Refunded Bonds – 7.27%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,302,213
Series A 5.00% 4/1/42-22 §	1,350,000	1,420,969
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	1,000,000	1,120,280
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 5.00% 12/1/32-22 §	1,000,000	1,060,020
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	268,165
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,179,610
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,151,820
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	842,615
		8,345,692
Special Tax Revenue Bonds – 14.68%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	2,406,932	2,057,926
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	557,426
Series A 5.25% 1/1/36	705,000	723,556
Series B-1 5.00% 1/1/42	1,425,000	1,455,438
Idaho Water Resource Board Loan Program
Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,795,299

43

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Ketchum Urban Renewal Agency Tax Increment
Revenue
5.50% 10/15/34	1,500,000	$1,501,110
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	953,794
Series A-1 4.75% 7/1/53	2,735,000	2,985,061
Series A-1 5.00% 7/1/58	1,831,000	2,027,906
Series A-2 4.329% 7/1/40	730,000	785,224
		16,842,740
State General Obligation Bonds — 3.81%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	775,000	603,531
Series B 5.00% 7/1/35 ‡	145,000	125,244
Series B 5.75% 7/1/38 ‡	460,000	399,625
Series C 6.00% 7/1/39 ‡	465,000	402,806
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	181,388
Series A 5.00% 7/1/41 ‡	325,000	253,906
Series A 5.125% 7/1/37 ‡	1,645,000	1,332,450
Series A 5.25% 7/1/34 ‡	880,000	762,300
Series A 5.375% 7/1/33 ‡	365,000	315,269
		4,376,519
Transportation Revenue Bonds — 2.01%
Boise City Airport Revenue
(Parking Facilities Project)
4.00% 9/1/32	2,180,000	2,206,247
Idaho Housing & Finance Association
(Federal Highway Trust Fund)
Series A 5.00% 7/15/31	80,000	101,619
		2,307,866
Water & Sewer Revenue Bonds — 0.86%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	426,051
5.00% 1/1/46	500,000	560,145
		986,196
Total Municipal Bonds (cost $107,818,221)		113,651,809

44

	Number of shares	Value (US $)
Short-Term Investments — 0.04%
Money Market Mutual Fund — 0.04%
Dreyfus AMT-Free Tax Exempt Cash Management
Fund - Institutional Shares (seven-day effective
yield 0.00%)	42,687	$42,687
Total Short-Term Investments (cost $42,687)		42,687
Total Value of Securities—99.06%
(cost $107,860,908)		$113,694,496

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $5,702,475, which represents 4.97% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month

45

Schedules of investments
Delaware Tax-Free Idaho Fund

Summary of abbreviations: (continued)
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

46

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 99.10%
Corporate Revenue Bonds — 6.33%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$2,778,100
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/37 (AGM)	1,000,000	1,057,240
Series A 3.00% 1/1/39 (AGM)	1,000,000	1,049,010
Series A 3.00% 1/1/46 (AGM)	2,000,000	2,067,180
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,401,290
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,180,550
5.00% 1/1/36 (AMT)	1,000,000	1,174,830
Suffolk Tobacco Asset Securitization
(Asset-Backed)
Series B 5.25% 6/1/37	700,000	723,730
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,038,924
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	785,827
		13,256,681
Education Revenue Bonds — 21.77%
Albany Industrial Development Agency Civic
Facilities Revenue
(Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	250,440
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	546,040
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	526,690
Series A 5.50% 4/1/43	500,000	527,245
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.50% 5/1/48 #	500,000	561,845

47

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Manhattan College Project)
5.00% 8/1/47	500,000	$573,910
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	650,076
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	274,618
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	538,895
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	823,500
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	326,895
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,195,320
5.00% 7/1/36	1,000,000	1,192,010
5.00% 7/1/37	1,000,000	1,188,900
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	597,245
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,144,890
Series B 5.00% 7/1/39	1,000,000	1,137,980
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	332,544
(True North Rochester Preparatory Charter School
Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,163,880
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,196,830
Series C 4.00% 7/1/43	500,000	555,000
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	1,049,470
(Whitney Museum of American Art)
5.00% 7/1/31	325,000	438,929
New York State Dormitory Authority
(Barnard College)
Series A 5.00% 7/1/35	400,000	462,868

48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Colgate University)
6.00% 7/1/21 (NATL)	525,000	$535,127
(Fordham University)
5.00% 7/1/44	650,000	724,776
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	1,079,053
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,065,710
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,474
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	60,983
Series A 5.00% 7/1/37	2,200,000	2,666,906
Series A 5.00% 7/1/42	1,645,000	1,940,080
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,405,500
Series A 5.00% 7/1/39	2,000,000	2,394,040
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	4,257,893
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	315,954
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	281,591
Series B 4.00% 7/1/39	325,000	357,874
Series B 4.00% 7/1/40	300,000	329,496
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,274,539
5.00% 7/1/48	1,000,000	1,189,420
St. Lawrence County Industrial Development
Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	1,092,540
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	862,073
5.00% 7/1/41	500,000	592,565

49

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project)
Series E 5.20% 4/1/37	500,000	$508,010
Yonkers Economic Development Educational
Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	712,384
Series A 5.00% 10/15/50	250,000	280,178
		45,559,186
Electric Revenue Bonds – 8.28%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	1,081,870
Long Island Power Authority Electric System
Revenue
5.00% 9/1/37	450,000	557,586
5.00% 9/1/39	2,000,000	2,466,340
5.00% 9/1/42	2,000,000	2,410,280
5.00% 9/1/47	500,000	598,310
Series A 5.00% 9/1/44	1,950,000	2,190,181
Series B 5.00% 9/1/41	1,000,000	1,179,050
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,151,350
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	58,663
Series A 6.75% 7/1/36 ‡	625,000	576,562
Series AAA 5.25% 7/1/25 ‡	35,000	31,675
Series TT 5.00% 7/1/32 ‡	1,120,000	1,010,800
Series WW 5.00% 7/1/28 ‡	270,000	243,675
Series WW 5.25% 7/1/33 ‡	195,000	176,475
Series WW 5.50% 7/1/17 ‡	420,000	369,600
Series WW 5.50% 7/1/19 ‡	330,000	292,050
Series XX 4.75% 7/1/26 ‡	40,000	36,000
Series XX 5.25% 7/1/40 ‡	1,430,000	1,294,150
Series XX 5.75% 7/1/36 ‡	140,000	127,400
Series ZZ 4.75% 7/1/27 ‡	30,000	27,000
Series ZZ 5.00% 7/1/19 ‡	570,000	501,600
Series ZZ 5.25% 7/1/24 ‡	50,000	45,250

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	750,000	$891,623
		17,317,490
Healthcare Revenue Bonds – 5.88%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	285,110
Build NYC Resource
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	1,111,910
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	1,119,090
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	474,478
5.00% 12/1/46	540,000	618,813
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	802,901
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,112,400
Series A 4.00% 9/1/50	2,500,000	2,775,975
(NYU Langone Hospitals Obligated Group)
Series A 4.00% 7/1/53	500,000	565,135
New York State Dormitory Authority Revenue
Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	512,653
(Orange Regional Medical Center Obligated
Group)
144A 5.00% 12/1/34 #	500,000	574,875
144A 5.00% 12/1/45 #	700,000	771,890

51

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	400,000	$402,756
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	796,733
		12,299,719
Housing Revenue Bond – 0.89%
New York City Housing Development Multi-Family
Revenue
Series L-1 5.00% 11/1/26	1,840,000	1,852,402
		1,852,402
Lease Revenue Bonds – 6.27%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	1,095,000	1,099,369
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority)
Series A 5.00% 11/15/56	710,000	771,372
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,568,175
New York City Transitional Finance Authority
Revenue
(Building Aid)
Fiscal 2020 Subordinate Series S-1B 4.00%
7/15/45	445,000	500,371
New York Liberty Development
(4 World Trade Center Project)
5.00% 11/15/31	500,000	514,825
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	2,000,000	2,175,700
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	555,195
New York State Dormitory Authority
(State Sales Tax)
Series A 4.00% 3/15/48	80,000	89,314
New York State Dormitory Authority Revenue
Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,158,525

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Environmental Facilities Clean
Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	2,175,000	$2,681,384
		13,114,230
Local General Obligation Bonds – 3.41%
New York City
Fiscal 2017 Subordinate
Series B-1 5.00% 12/1/34	2,500,000	3,012,700
Fiscal 2018 Subordinate
Series E-1 5.25% 3/1/35	500,000	617,655
Fiscal 2018 Subordinate
Series F-1 5.00% 4/1/35	1,895,000	2,301,098
Fiscal 2018 Subordinate
Series F-1 5.00% 4/1/39	1,000,000	1,198,950
		7,130,403
Pre-Refunded/Escrowed to Maturity Bonds – 4.49%
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,150,240
Monroe County, Industrial Development Revenue
(Nazareth College of Rochester Project)
5.50% 10/1/41-21 §	500,000	515,335
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	1,500,000	1,525,170
New York State Dormitory Authority
Series A 5.00% 3/15/38-23 §	2,000,000	2,195,400
(Pratt Institute)
Series A 5.00% 7/1/34-24 §	500,000	576,015
New York State Dormitory Authority Revenue
Non-State Supported Debt
(New York University)
Series A 5.00% 7/1/37-23 §	1,000,000	1,111,050
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	401,595
5.00% 7/1/42-22 §	750,000	797,603

53

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Onondaga County Trust for Cultural Resources
(Syracuse University Project)
Series A 5.00% 12/1/30-23 §	1,000,000	$1,130,260
		9,402,668
Resource Recovery Revenue Bond – 0.75%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,570,680
		1,570,680
Special Tax Revenue Bonds – 20.60%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40	450,000	493,600
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	280,103
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	246,317
Metropolitan Transportation Authority
(Climate Bond Certified)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,148,130
New York City Transitional Finance Authority
Revenue
(Building Aid)
Fiscal 2012 Subordinate
Series S-1A 5.25% 7/15/37	1,000,000	1,017,540
Fiscal 2015 Subordinate
Series S-1 5.00% 7/15/43	1,000,000	1,142,890
Fiscal 2019 Subordinate
Series S-3A 5.00% 7/15/37	1,000,000	1,221,620
(Future Tax Secured)
Fiscal 2011 Subordinate
Series D-1 5.00% 2/1/28	2,500,000	2,508,825
Fiscal 2014 Subordinate
Series B-1 5.00% 11/1/40	750,000	844,267
Fiscal 2015 Subordinate
Series B-1 5.00% 8/1/42	2,000,000	2,262,820
Fiscal 2015 Subordinate
Series E-1 5.00% 2/1/41	1,000,000	1,138,910
Fiscal 2016 Subordinate
Series C-1 4.00% 11/1/42	500,000	562,855

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority
Revenue
(Future Tax Secured)
Fiscal 2017 Subordinate
Series A-1 4.00% 5/1/42	500,000	$550,980
Fiscal 2017 Subordinate
Series E-1 5.00% 2/1/43	1,000,000	1,190,520
Series A-1 5.00% 11/1/42	750,000	834,585
Unrefunded Fiscal 2011 Subordinate
Series D-1 5.25% 2/1/29	195,000	195,716
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,137,950
5.00% 11/15/40	1,000,000	1,127,750
New York State Dormitory Authority Personal
Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	6,145,100
Series C 5.00% 3/15/34	500,000	501,715
New York State Urban Development Revenue
(Personal Income Tax)
Series A 4.00% 3/15/36	500,000	559,015
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	463,271
Series A-1 4.75% 7/1/53	5,720,000	6,242,980
Series A-1 5.00% 7/1/58	5,685,000	6,296,365
Series A-2 4.329% 7/1/40	370,000	397,990
Series A-2 4.536% 7/1/53	1,330,000	1,433,248
Virgin Islands Public Finance Authority Revenue
Series A 5.00% 10/1/29	170,000	170,396
		43,115,458
State General Obligation Bonds – 2.85%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	1,920,000	1,495,200
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	233,212
Series A 5.00% 7/1/41 ‡	675,000	527,344
Series A 5.125% 7/1/37 ‡	685,000	554,850
Series A 5.25% 7/1/34 ‡	945,000	818,606
Series A 5.375% 7/1/33 ‡	665,000	574,394

55

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	625,000	$542,969
Series C 6.00% 7/1/39 ‡	1,215,000	1,052,494
Unrefunded Series B 5.00% 7/1/35 ‡	185,000	159,794
		5,958,863
Transportation Revenue Bonds – 12.00%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	503,947
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	530,520
(Climate Bond Certified)
Series E 4.00% 11/15/45	1,500,000	1,649,280
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	1,079,760
Series C-1 5.25% 11/15/55	1,500,000	1,801,650
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,121,500
Series L 5.00% 1/1/35	1,535,000	1,882,923
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,174,300
New York Transportation Development Corporation
Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	335,000	372,651
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	856,899
Series A 5.00% 4/1/35 (AMT)	775,000	923,033
Series A 5.00% 4/1/37 (AMT)	750,000	887,242
Series A 5.00% 4/1/39 (AMT)	350,000	411,835
Port Authority of Guam
(Governmental)
Series A 5.00% 7/1/48	1,375,000	1,600,032
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen
Series)
4.00% 11/1/49	1,000,000	1,135,520

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Sixteen
Series)
4.00% 9/1/49	1,000,000	$1,133,380
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	2,969,425
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,331,540
Series A 5.00% 11/15/47	1,000,000	1,186,170
Series A 5.00% 11/15/49	325,000	407,706
Westchester County Industrial Development Agency
(Million Air Two LLC General Aviation Facilities
Project)
Series A 144A 7.00% 6/1/46 (AMT) #	1,100,000	1,151,161
		25,110,474
Water & Sewer Revenue Bonds – 5.58%
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,343,620
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,198,710
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	3,040,250
Fiscal 2019 Subordinate
Series FF-1 4.00% 6/15/49	1,000,000	1,133,020
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,158,330
Fiscal 2021 Subordinate
Series BB-1 4.00% 6/15/50	1,000,000	1,153,470
New York State Environmental Facilities Clean
Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	506,785
Series B 4.00% 6/15/49	1,000,000	1,143,590
		11,677,775
Total Municipal Bonds (cost $192,543,267)		207,366,029
Total Value of Securities–99.10%
(cost $192,543,267)		$207,366,029

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

57

Schedules of investments
Delaware Tax-Free New York Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $13,889,663, which represents 6.64% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

58

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 100.14%
Corporate Revenue Bonds – 7.07%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,839,131
5.125% 5/1/30	750,000	849,840
Pennsylvania Commonwealth Financing Authority
Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,707,913
Pennsylvania Economic Development Financing
Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,152,600
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT) #	1,750,000	1,561,472
144A 5.75% 6/1/36 (AMT) #	2,375,000	2,094,774
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	14,431,780
		31,637,510
Education Revenue Bonds – 11.16%
Allegheny County Higher Education Building
Authority Revenue
(Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,046,860
(Chatham University)
Series A 5.00% 9/1/30	1,500,000	1,555,695
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,660,785
Bucks County Industrial Development Authority
Revenue
(George School Project)
5.00% 9/15/36	4,455,000	4,564,148
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,771,850
Chester County Industrial Development Authority
Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,288,424
Series A 5.00% 12/15/51	770,000	854,138

59

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority
Revenue
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	$1,076,990
5.00% 10/1/39	1,250,000	1,338,650
5.00% 10/1/44	1,000,000	1,064,260
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	2,203,540
Montgomery County Higher Education and Health
Authority
(Arcadia University)
5.75% 4/1/40	2,000,000	2,188,740
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	1,174,390
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,165,900
Pennsylvania State University
Series A 5.00% 9/1/45	5,640,000	7,066,412
Series A 5.00% 9/1/47	2,730,000	3,395,574
Philadelphia Authority for Industrial Development
Revenue
(First Philadelphia Preparatory Charter School
Project)
Series A 7.25% 6/15/43	2,500,000	2,862,050
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	390,000	401,524
Series A 5.75% 6/15/42	2,500,000	2,583,725
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,503,075
Series A 5.625% 6/15/42	3,000,000	3,005,130
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,128,671
Series A-1 7.00% 6/15/43	1,535,000	1,693,980
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,316,160
		49,910,671

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.80%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	$2,278,340
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,001,775
Series A 5.05% 7/1/42 ‡	400,000	361,000
Series AAA 5.25% 7/1/25 ‡	225,000	203,625
Series WW 5.00% 7/1/28 ‡	1,895,000	1,710,237
Series WW 5.25% 7/1/33 ‡	1,055,000	954,775
Series WW 5.50% 7/1/38 ‡	1,530,000	1,388,475
Series XX 4.75% 7/1/26 ‡	185,000	166,500
Series XX 5.25% 7/1/40 ‡	3,825,000	3,461,625
Series XX 5.75% 7/1/36 ‡	655,000	596,050
Series ZZ 4.75% 7/1/27 ‡	145,000	130,500
Series ZZ 5.25% 7/1/24 ‡	315,000	285,075
		12,537,977
Healthcare Revenue Bonds – 32.44%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,475,334
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,999,445
Series A 4.00% 7/15/37	1,500,000	1,708,065
Berks County Industrial Development Authority
Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	460,609
5.00% 5/15/43	500,000	550,945
5.00% 5/15/48	1,000,000	1,098,110
Series A 5.00% 5/15/37	1,365,000	1,544,811
Series A 5.00% 5/15/42	500,000	559,795
Series A 5.00% 5/15/47	600,000	667,794
Series C 5.00% 5/15/42	1,000,000	1,093,370
Series C 5.00% 5/15/47	1,000,000	1,089,810
Bucks County Industrial Development Authority
Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,647,824
4.00% 8/15/50	1,400,000	1,535,492

61

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	$1,784,234
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,529,486
Chester County Health and Education Facilities
Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	917,838
Series A 4.00% 9/1/50	2,750,000	3,160,712
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	4,000,000	4,306,440
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	1,805,000	1,986,150
(Penn State Health)
4.00% 11/1/49	9,825,000	11,115,219
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	2,124,640
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,888,250
Series A-1 5.125% 6/1/41	4,000,000	4,034,880
General Authority of Southcentral Pennsylvania
Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	6,212,400
Hospitals & Higher Education Facilities Authority of
Philadelphia
(The Children’s Hospital of Philadelphia Project)
Series D 5.00% 7/1/32	500,000	507,300
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39	1,625,000	1,708,005
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	265,053
5.50% 7/1/45	1,000,000	1,055,380
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,142,740

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	$1,154,170
5.00% 11/1/36	510,000	586,923
5.00% 11/1/37	250,000	287,152
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42	1,500,000	1,539,480
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	5,000,000	5,571,500
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,011,730
5.00% 7/1/41	1,000,000	1,158,720
Monroeville Finance Authority
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,168,630
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,393,740
Series A 4.00% 9/1/49	2,500,000	2,744,975
Montgomery County Industrial Development
Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	562,255
5.00% 12/1/49	1,250,000	1,401,912
(Whitemarsh Continuing Care Retirement
Community Project)
4.00% 1/1/25	430,000	439,611
5.375% 1/1/50	4,000,000	4,178,840
Series A 5.375% 1/1/51	1,500,000	1,592,205
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	4,243,200
Northampton County Industrial Development
Authority
(Morningstar Senior Living Project)
5.00% 11/1/44	1,000,000	1,062,020

63

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	$536,250
Series A 144A 6.75% 12/1/53 #	5,400,000	4,050,000
Pennsylvania Economic Development Financing
Authority Revenue
(University of Pittsburgh Medical Center)
Series A 5.00% 7/1/43	1,265,000	1,374,435
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,582,650
Series A 5.25% 9/1/50	2,500,000	2,809,100
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,752,520
5.00% 8/15/49	5,000,000	6,115,550
Series A 4.00% 8/15/42	4,200,000	4,715,466
Philadelphia Authority for Industrial Development
Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,999,900
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,924,675
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,569,425
Pocono Mountains Industrial Park Authority
Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	4,442,560
		145,139,725
Housing Revenue Bond – 0.44%
Philadelphia Authority for Industrial Development
Revenue
(The PresbyHomes Germantown Project)
Series A 5.625% 7/1/35 (HUD)	1,950,000	1,950,936
		1,950,936

64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 1.13%
Pennsylvania Economic Development Financing
Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement
Project)
5.00% 12/31/29 (AMT)	500,000	$592,635
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,487,625
5.00% 4/1/38	1,000,000	1,187,550
5.00% 4/1/39	1,500,000	1,776,690
		5,044,500
Local General Obligation Bonds – 7.21%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,579,139
Chester County
4.00% 7/15/31	250,000	302,092
4.00% 7/15/32	1,000,000	1,203,640
4.00% 7/15/33	300,000	359,370
4.00% 7/15/36	500,000	591,995
4.00% 7/15/38	455,000	534,043
4.00% 7/15/39	500,000	584,620
4.00% 7/15/40	500,000	583,690
City of Philadelphia
5.00% 8/1/41	1,260,000	1,510,576
Series A 5.00% 8/1/37	1,750,000	2,118,480
Series A 5.25% 7/15/29	2,500,000	2,821,725
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,265,109
Montgomery County
Series A 5.00% 1/1/35	3,730,000	4,968,658
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,390,680
Series F 5.00% 9/1/37	1,500,000	1,789,485
Series F 5.00% 9/1/38	2,000,000	2,381,320
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	336,573
2.00% 10/15/29 (AGM)	700,000	721,280
2.00% 10/15/30 (AGM)	190,000	194,938
		32,237,413

65

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 8.39%
Allegheny County
Series C-69 5.00% 12/1/28-22 §	1,000,000	$1,084,410
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,391,124
Allegheny County Higher Education Building
Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21 §	750,000	782,318
7.00% 11/1/40-21 §	1,000,000	1,044,740
Central Bradford Progress Authority
(Guthrie Health Issue)
5.375% 12/1/41-21 §	1,000,000	1,038,850
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,217,980
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	227,200
Delaware County Regional Water Quality Control
Authority
5.00% 5/1/32-23 §	2,000,000	2,205,800
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22 §	1,150,000	1,194,597
Series A 5.00% 1/1/41-22 §	1,500,000	1,558,170
Montgomery County Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated
Group)
5.00% 11/15/27-22 §	1,250,000	1,323,137
5.00% 11/15/28-22 §	1,600,000	1,693,616
5.00% 11/15/29-22 §	680,000	719,787
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project)
Series JJ2 6.25% 11/1/41-21 §	2,355,000	2,449,624
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,846,575
Series A 5.00% 7/1/41-22 §	1,500,000	1,591,875
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	2,211,320

66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Shippensburg University - Student Housing
Project)
6.25% 10/1/43-21 §	2,000,000	$2,070,280
(University of the Arts)
5.20% 3/15/25 (AGC)	4,490,000	4,910,084
Philadelphia Authority for Industrial Development
Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,112,770
Port Authority of Allegheny County
5.75% 3/1/29	2,850,000	2,850,000
		37,524,257
Special Tax Revenue Bonds – 14.53%
Allentown Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,591,475
Allentown, Pennsylvania Neighborhood
Improvement Zone Development Authority
Revenue
(City Center Project)
144A 5.375% 5/1/42 #	2,500,000	2,876,625
Chester County Industrial Development Authority
Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	578,346
144A 5.125% 3/1/48 #	1,000,000	1,026,290
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	8,776,308	7,503,743
Northampton County Industrial Development
Authority
(Route 33 Project)
7.00% 7/1/32	1,800,000	1,939,698
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A 4.905% 7/1/51 ^	25,000,000	5,504,250
Series A-1 5.179% 7/1/46 ^	19,900,000	6,118,056
(Restructured)
Series A-1 4.75% 7/1/53	8,273,000	9,029,400
Series A-1 5.00% 7/1/58	17,281,000	19,139,399

67

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.329% 7/1/40	5,585,000	$6,007,505
Series A-2 4.536% 7/1/53	1,000,000	1,077,630
Washington County Redevelopment Authority
Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,617,615
		65,010,032
State General Obligation Bonds – 4.94%
Commonwealth of Pennsylvania
5.00% 9/15/26	5,840,000	7,179,521
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	2,175,000	1,693,781
Series B 5.00% 7/1/35 ‡	605,000	522,569
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	768,737
Series A 5.125% 7/1/37 ‡	8,195,000	6,637,950
Series A 5.25% 7/1/34 ‡	725,000	628,031
Series A 5.375% 7/1/33 ‡	600,000	518,250
Series A 6.00% 7/1/38 ‡	880,000	767,800
Series B 5.75% 7/1/38 ‡	2,000,000	1,737,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,628,550
		22,082,689
Transportation Revenue Bonds – 8.78%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	5,962,650
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,737,055
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,315,500
Pennsylvania Economic Development Financing
Authority Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement
Project)
5.00% 12/31/34 (AMT)	2,115,000	2,472,964
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,763,551
Series A 5.00% 12/1/49	2,000,000	2,438,120

68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/44	5,000,000	$5,661,250
Subordinate Series A 4.00% 12/1/50	1,000,000	1,122,000
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,381,425
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,459,060
Susquehanna Area Regional Airport Authority
Revenue
5.00% 1/1/35 (AMT)	800,000	879,120
5.00% 1/1/38 (AMT)	1,000,000	1,093,160
		39,285,855
Water & Sewer Revenue Bonds – 1.25%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,805,277
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,812,825
		5,618,102
Total Municipal Bonds (cost $417,664,359)		447,979,667
Total Value of Securities–100.14%
(cost $417,664,359)		$447,979,667

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2021, the aggregate value of Rule 144A securities was $12,723,757, which represents 2.84% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

69

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
HUD – Housing and Urban Development Section 8
LLC – Limited Liability Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

70

Statement of assets and liabilities
February 28, 2021 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$84,124,320	$122,824,819	$227,174,953
Cash	141,848	—	—
Dividend and interest receivable	610,853	1,232,094	2,236,590
Receivable for fund shares sold	356,434	110,461	295,857
Prepaid expenses	—	8,195	—
Other assets	—	2,021	—
Total Assets	85,233,455	124,177,590	229,707,400
Liabilities:
Due to custodian	—	1,200,585	1,395,553
Payable for fund shares redeemed	483,088	185,870	380,728
Audit and tax fees payable	22,570	28,070	22,570
Investment management fees payable
to affiliates	20,913	27,055	70,612
Distribution payable	18,740	53,514	45,248
Distribution fees payable to affiliates	14,244	19,739	36,817
Accounting and administration
expenses payable to non-affiliates	9,848	12,269	12,681
Other accrued expenses	7,785	—	18,032
Reports and statements to
shareholders expenses payable to
non-affiliates	4,748	6,135	10,046
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	3,939	8,053	16,867
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	545	789	1,471
Accounting and administration
expenses payable to affiliates	526	624	899
Trustees’ fees and expenses payable	310	451	840
Legal fees payable to affiliates	132	192	358
Reports and statements to
shareholders expenses payable to
affiliates	99	144	267
Total Liabilities	587,487	1,543,490	2,012,989
Total Net Assets	$84,645,968	$122,634,100	$227,694,411

71

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Assets Consist of:
Paid-in capital	$79,166,575	$113,827,237	$216,290,935
Total distributable earnings (loss)	5,479,393	8,806,863	11,403,476
Total Net Assets	$84,645,968	$122,634,100	$227,694,411
Net Asset Value

Class A:
Net assets	$65,314,966	$82,147,729	$161,360,153
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,552,154	6,647,388	14,083,911
Net asset value per share	$11.76	$12.36	$11.46
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.31	$12.94	$12.00

Class C:
Net assets	$1,852,576	$4,612,293	$6,631,022
Shares of beneficial interest outstanding,
unlimited authorization, no par	157,078	372,486	577,331
Net asset value per share	$11.79	$12.38	$11.49

Institutional Class:
Net assets	$17,478,426	$35,874,078	$59,703,236
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,485,588	2,902,385	5,211,317
Net asset value per share	$11.77	$12.36	$11.46
____________________
* Investments, at cost	$78,947,223	$114,129,858	$214,035,925
See accompanying notes, which are an integral part of the financial statements.

72

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$113,694,496	$207,366,029	$447,979,667
Cash	—	96,028	—
Dividend and interest receivable	1,272,326	2,052,809	4,639,143
Receivable for fund shares sold	64,321	116,897	529,050
Receivable for securities sold	—	—	467,486
Prepaid expenses	—	2,226	—
Other assets	—	5,720	—
Total Assets	115,031,143	209,639,709	453,615,346
Liabilities:
Due to custodian	21,061	—	3,803,727
Payable for fund shares redeemed	99,207	145,367	692,558
Investment management fees payable
to affiliates	34,846	55,857	157,185
Distribution payable	24,740	79,865	136,480
Audit and tax fees payable	22,570	28,070	22,570
Distribution fees payable to affiliates	18,252	35,549	81,121
Other accrued expenses	12,214	—	26,961
Accounting and administration
expenses payable to non-affiliates	10,430	13,998	16,978
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	6,958	13,241	28,618
Reports and statements to
shareholders expenses payable to
non-affiliates	4,990	6,944	18,366
Dividend disbursing and transfer agent
fees and expenses payable to
affiliates	735	1,353	2,882
Accounting and administration
expenses payable to affiliates	603	851	1,466
Trustees’ fees and expenses payable	419	779	1,652
Legal fees payable to affiliates	179	332	705
Reports and statements to
shareholders expenses payable to
affiliates	134	245	524
Payable for securities purchased	—	—	1,254,979
Total Liabilities	257,338	382,451	6,246,772
Total Net Assets	$114,773,805	$209,257,258	$447,368,574

73

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Assets Consist of:
Paid-in capital	$113,521,010	$194,312,839	$418,024,419
Total distributable earnings (loss)	1,252,795	14,944,419	29,344,155
Total Net Assets	$114,773,805	$209,257,258	$447,368,574
Net Asset Value

Class A:
Net assets	$65,838,154	$160,795,749	$367,835,820
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,648,237	13,711,452	45,220,098
Net asset value per share	$11.66	$11.73	$8.13
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.21	$12.28	$8.51

Class C:
Net assets	$6,728,119	$5,261,889	$13,791,031
Shares of beneficial interest outstanding,
unlimited authorization, no par	577,652	449,754	1,694,934
Net asset value per share	$11.65	$11.70	$8.14

Institutional Class:
Net assets	$42,207,532	$43,199,620	$65,741,723
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,620,290	3,684,801	8,087,803
Net asset value per share	$11.66	$11.72	$8.13
____________________
*Investments, at cost	$107,860,908	$192,543,267	$417,664,359

See accompanying notes, which are an integral part of the financial statements.

74

Statements of operations
Six months ended February 28, 2021 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,449,063	$2,018,459	$3,937,486
Dividends	—	—	73
	1,449,063	2,018,459	3,937,559

Expenses:
Management fees	202,619	278,485	616,904
Distribution expenses — Class A	78,354	75,593	201,182
Distribution expenses — Class C	11,271	30,196	37,900
Accounting and administration expenses	25,793	29,342	37,182
Dividend disbursing and transfer agent
fees and expenses	24,218	28,836	69,668
Audit and tax fees	22,570	29,237	22,570
Registration fees	8,635	9,909	6,135
Reports and statements to shareholders
expenses	8,386	8,336	14,960
Legal fees	3,260	23,344	8,769
Trustees’ fees and expenses	2,060	2,542	5,718
Custodian fees	1,365	1,666	3,274
Other	9,464	10,382	14,472
	397,995	527,868	1,038,734
Less expenses waived	(69,315)	(110,975)	(145,642)
Less expenses paid indirectly	(16)	(35)	(53)
Total operating expenses	328,664	416,858	893,039
Net Investment Income	1,120,399	1,601,601	3,044,520
Net Realized and Unrealized Gain:
Net realized gain on investments	395,825	377,786	248,627
Net change in unrealized appreciation
(depreciation) of investments	1,089,109	652,272	1,531,776
Net Realized and Unrealized Gain	1,484,934	1,030,058	1,780,403
Net Increase in Net Assets Resulting
from Operations	$2,605,333	$2,631,659	$4,824,923

75

Statements of operations

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$1,945,149	$2,499,244	$8,268,095
Dividends	34	—	—
	1,945,183	2,499,244	8,268,095

Expenses:
Management fees	299,144	394,107	1,209,083
Distribution expenses — Class A	77,434	121,806	441,362
Distribution expenses — Class C	42,535	31,484	88,924
Accounting and administration expenses	27,993	32,648	54,293
Dividend disbursing and transfer agent
fees and expenses	34,516	42,005	125,958
Audit and tax fees	22,570	29,404	22,570
Registration fees	5,052	14,214	10,635
Reports and statements to shareholders
expenses	8,497	9,532	28,210
Legal fees	4,248	24,275	19,054
Trustees’ fees and expenses	2,757	3,519	11,220
Custodian fees	1,576	2,445	6,031
Other	9,986	11,258	18,692
	536,308	716,697	2,036,032
Less expenses waived	(84,688)	(144,456)	(208,389)
Less expenses paid indirectly	(18)	(85)	(151)
Total operating expenses	451,602	572,156	1,827,492
Net Investment Income	1,493,581	1,927,088	6,440,603
Net Realized and Unrealized Gain:
Net realized gain on investments	313,878	146,323	1,437,517
Net change in unrealized appreciation
(depreciation) of investments	916,142	155,586	5,021,398
Net Realized and Unrealized Gain	1,230,020	301,909	6,458,915
Net Increase in Net Assets Resulting
from Operations	$2,723,601	$2,228,997	$12,899,518

See accompanying notes, which are an integral part of the financial statements.

76

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,120,399	$2,279,854
Net realized gain	395,825	142,666
Net change in unrealized appreciation (depreciation)	1,089,109	(1,042,553)
Net increase in net assets resulting from operations	2,605,333	1,379,967

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(906,455)	(1,860,733)
Class C	(24,133)	(63,009)
Institutional Class	(252,480)	(503,085)
	(1,183,068)	(2,426,827)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,600,355	4,040,085
Class C	93,709	475,896
Institutional Class	3,193,864	4,314,261
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	797,921	1,492,624
Class C	23,707	58,762
Institutional Class	247,821	476,431
	7,957,377	10,858,059

77

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,366,450)	$(4,618,457)
Class C	(872,447)	(1,028,355)
Institutional Class	(1,314,194)	(3,614,076)
	(4,553,091)	(9,260,888)
Increase in net assets derived from capital share transactions	3,404,286	1,597,171
Net Increase in Net Assets	4,826,551	550,311

Net Assets:
Beginning of period	79,819,417	79,269,106
End of period	$84,645,968	$79,819,417

See accompanying notes, which are an integral part of the financial statements.

78

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,601,601	$2,951,871
Net realized gain (loss)	377,786	(75,285)
Net change in unrealized appreciation (depreciation)	652,272	(2,508,025)
Net increase in net assets resulting from operations	2,631,659	368,561

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(933,332)	(1,696,888)
Class C	(71,109)	(337,450)
Institutional Class	(582,578)	(1,813,306)
	(1,587,019)	(3,847,644)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,814,229	9,654,592
Class C	421,391	600,032
Institutional Class	4,176,263	21,957,497
Net assets from merger:[1]
Class A	34,679,243	—
Institutional Class	1,655,513	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	844,000	1,518,859
Class C	70,579	281,331
Institutional Class	396,792	1,276,762
	49,058,010	35,289,073

79

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,712,619)	$(8,275,307)
Class C	(2,811,007)	(5,300,634)
Institutional Class	(4,930,946)	(31,647,616)
	(12,454,572)	(45,223,557)
Increase (decrease) in net assets derived from capital share
transactions	36,603,438	(9,934,484)
Net Increase (Decrease) in Net Assets	37,648,078	(13,413,567)

Net Assets:
Beginning of period	84,986,022	98,399,589
End of period	$122,634,100	$84,986,022

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

80

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,044,520	$6,482,950
Net realized gain	248,627	841,092
Net change in unrealized appreciation (depreciation)	1,531,776	(3,462,710)
Net increase in net assets resulting from operations	4,824,923	3,861,332

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,150,595)	(4,770,153)
Class C	(72,977)	(201,810)
Institutional Class	(813,372)	(1,499,974)
	(3,036,944)	(6,471,937)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,369,092	13,355,973
Class C	411,899	755,250
Institutional Class	10,527,757	23,852,027
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,021,114	4,244,536
Class C	74,306	195,451
Institutional Class	750,916	1,381,497
	20,155,084	43,784,734

81

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,282,601)	$(19,822,488)
Class C	(2,054,147)	(3,060,813)
Institutional Class	(3,928,981)	(15,090,632)
	(17,265,729)	(37,973,933)
Increase in net assets derived from capital share transactions	2,889,355	5,810,801
Net Increase in Net Assets	4,677,334	3,200,196

Net Assets:
Beginning of period	223,017,077	219,816,881
End of period	$227,694,411	$223,017,077

See accompanying notes, which are an integral part of the financial statements.

82

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months ended 2/28/21 (Unaudited)	Year ended 8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,493,581	$3,013,071
Net realized gain (loss)	313,878	(436,187)
Net change in unrealized appreciation (depreciation)	916,142	(1,157,926)
Net increase in net assets resulting from operations	2,723,601	1,418,958

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(838,254)	(1,630,043)
Class C	(83,091)	(231,712)
Institutional Class	(563,994)	(1,140,918)
	(1,485,339)	(3,002,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,693,846	11,036,343
Class C	1,157,540	1,110,294
Institutional Class	8,118,358	12,301,476
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	805,627	1,518,853
Class C	83,932	222,405
Institutional Class	497,563	1,009,131
	16,356,866	27,198,502

83

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,018,294)	$(6,770,542)
Class C	(3,459,336)	(5,190,934)
Institutional Class	(2,886,413)	(11,622,682)
	(8,364,043)	(23,584,158)
Increase in net assets derived from capital share transactions	7,992,823	3,614,344
Net Increase in Net Assets	9,231,085	2,030,629

Net Assets:
Beginning of period	105,542,720	103,512,091
End of period	$114,773,805	$105,542,720

See accompanying notes, which are an integral part of the financial statements.

84

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,927,088	$2,506,580
Net realized gain	146,323	721,770
Net change in unrealized appreciation (depreciation)	155,586	(1,943,082)
Net increase in net assets resulting from operations	2,228,997	1,285,268

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,444,399)	(1,250,944)
Class C	(87,514)	(299,096)
Institutional Class	(745,339)	(1,387,966)
	(2,277,252)	(2,938,006)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,421,440	11,463,562
Class C	62,880	553,210
Institutional Class	5,318,582	9,818,570
Net assets from merger:[1]
Class A	119,588,826	—
Institutional Class	2,252,578	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,227,388	1,098,145
Class C	60,106	204,540
Institutional Class	676,819	1,267,893
	132,608,619	24,405,920

85

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,656,313)	$(5,523,695)
Class C	(1,949,871)	(6,950,159)
Institutional Class	(3,641,716)	(11,214,772)
	(11,247,900)	(23,688,626)
Increase in net assets derived from capital share transactions	121,360,719	717,294
Net Increase (Decrease) in Net Assets	121,312,464	(935,444)

Net Assets:
Beginning of period	87,944,794	88,880,238
End of period	$209,257,258	$87,944,794

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

86

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,440,603	$13,510,292
Net realized gain	1,437,517	1,773,628
Net change in unrealized appreciation (depreciation)	5,021,398	(8,662,514)
Net increase in net assets resulting from operations	12,899,518	6,621,406

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,280,391)	(14,779,475)
Class C	(294,237)	(710,638)
Institutional Class	(1,254,444)	(2,147,319)
	(8,829,072)	(17,637,432)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,330,580	34,845,316
Class C	1,047,896	2,876,652
Institutional Class	12,015,354	14,679,950

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	6,594,783	13,086,822
Class C	288,476	679,779
Institutional Class	1,105,003	1,843,684
	37,382,092	68,012,203

87

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/21	Year ended
	(Unaudited)	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(22,921,582)	$(51,146,281)
Class C	(6,773,581)	(8,994,602)
Institutional Class	(3,796,469)	(6,718,565)
	(33,491,632)	(66,859,448)
Increase in net assets derived from capital share transactions	3,890,460	1,152,755
Net Increase (Decrease) in Net Assets	7,960,906	(9,863,271)

Net Assets:
Beginning of period	439,407,668	449,270,939
End of period	$447,368,574	$439,407,668

See accompanying notes, which are an integral part of the financial statements.

88

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.55	$11.70	$11.24	$11.48	$11.83	$11.44

0.16	0.33	0.37	0.36	0.37	0.38
0.22	(0.13)	0.46	(0.24)	(0.35)	0.39
0.38	0.20	0.83	0.12	0.02	0.77

(0.16)	(0.35)	(0.37)	(0.36)	(0.37)	(0.38)
(0.01)	–	–	–	–	–
(0.17)	(0.35)	(0.37)	(0.36)	(0.37)	(0.38)

$11.76	$11.55	$11.70	$11.24	$11.48	$11.83

3.29%	1.79%	7.51%	1.11%	0.24%	6.79%

$65,315	$62,186	$62,033	$63,327	$66,839	$74,556
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.01%	1.01%	1.02%	1.00%	0.97%	0.96%
2.74%	2.87%	3.29%	3.23%	3.25%	3.23%
2.57%	2.70%	3.11%	3.07%	3.12%	3.11%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.58	$11.73	$11.27	$11.51	$11.87	$11.47

0.12	0.24	0.28	0.28	0.29	0.29
0.22	(0.12)	0.46	(0.24)	(0.37)	0.40
0.34	0.12	0.74	0.04	(0.08)	0.69

(0.12)	(0.27)	(0.28)	(0.28)	(0.28)	(0.29)
(0.01)	–	–	–	–	–
(0.13)	(0.27)	(0.28)	(0.28)	(0.28)	(0.29)

$11.79	$11.58	$11.73	$11.27	$11.51	$11.87

2.90%	1.03%	6.70%	0.36%	(0.59% )	6.07%

$1,853	$2,561	$3,100	$3,122	$5,215	$6,816
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.76%	1.76%	1.77%	1.75%	1.72%	1.71%
1.99%	2.12%	2.54%	2.48%	2.50%	2.48%
1.82%	1.95%	2.36%	2.32%	2.37%	2.36%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.55	$11.70	$11.24	$11.48	$11.84	$11.44

0.17	0.36	0.39	0.39	0.40	0.41
0.24	(0.13)	0.46	(0.24)	(0.36)	0.39
0.41	0.23	0.85	0.15	0.04	0.80

(0.18)	(0.38)	(0.39)	(0.39)	(0.40)	(0.40)
(0.01)	—	—	—	—	—
(0.19)	(0.38)	(0.39)	(0.39)	(0.40)	(0.40)

$11.77	$11.55	$11.70	$11.24	$11.48	$11.84

3.50%	2.05%	7.78%	1.36%	0.40%	7.14%

$17,478	$15,072	$14,136	$10,097	$7,080	$3,645
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.76%	0.76%	0.77%	0.75%	0.72%	0.71%
2.99%	3.12%	3.54%	3.48%	3.50%	3.48%
2.82%	2.95%	3.36%	3.32%	3.37%	3.36%
12%	36%	31%	6%	9%	14%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.18	$12.49	$11.98	$12.26	$12.60	$12.11

0.19	0.38	0.40	0.40	0.41	0.43
0.18	(0.20)	0.53	(0.28)	(0.34)	0.48
0.37	0.18	0.93	0.12	0.07	0.91

(0.19)	(0.38)	(0.40)	(0.40)	(0.41)	(0.42)
—	(0.11)	(0.02)	—	—	—
(0.19)	(0.49)	(0.42)	(0.40)	(0.41)	(0.42)

$12.36	$12.18	$12.49	$11.98	$12.26	$12.60

3.05%	1.59%	7.99%	1.00%	0.63%	7.67%

$82,148	$44,059	$42,203	$53,171	$54,076	$63,284
0.86%	0.82%	0.82%	0.82%	0.82%	0.82%
1.08%	1.03%	1.03%	1.02%	1.01%	1.01%
3.13%	3.17%	3.36%	3.30%	3.36%	3.43%
2.91%	2.96%	3.15%	3.10%	3.17%	3.24%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.21	$12.52	$12.00	$12.28	$12.62	$12.13

0.14	0.29	0.32	0.31	0.32	0.33
0.17	(0.20)	0.54	(0.28)	(0.34)	0.49
0.31	0.09	0.86	0.03	(0.02)	0.82

(0.14)	(0.29)	(0.32)	(0.31)	(0.32)	(0.33)
—	(0.11)	(0.02)	—	—	—
(0.14)	(0.40)	(0.34)	(0.31)	(0.32)	(0.33)

$12.38	$12.21	$12.52	$12.00	$12.28	$12.62

2.58%	0.83%	7.26%	0.25%	(0.12%)	6.86%

$4,612	$6,829	$11,551	$13,015	$16,473	$18,827
1.61%	1.57%	1.57%	1.57%	1.57%	1.57%
1.83%	1.78%	1.78%	1.77%	1.76%	1.76%
2.38%	2.42%	2.61%	2.55%	2.61%	2.68%
2.16%	2.21%	2.40%	2.35%	2.42%	2.49%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$12.18	$12.49	$11.98	$12.26	$12.60	$12.11

0.21	0.41	0.43	0.43	0.44	0.46
0.18	(0.20)	0.53	(0.28)	(0.34)	0.49
0.39	0.21	0.96	0.15	0.10	0.95

(0.21)	(0.41)	(0.43)	(0.43)	(0.44)	(0.46)
—	(0.11)	(0.02)	—	—	—
(0.21)	(0.52)	(0.45)	(0.43)	(0.44)	(0.46)

$12.36	$12.18	$12.49	$11.98	$12.26	$12.60

3.18%	1.84%	8.25%	1.26%	0.89%	7.94%

$35,874	$34,098	$44,646	$32,953	$28,209	$17,410
0.61%	0.57%	0.57%	0.57%	0.57%	0.57%
0.83%	0.78%	0.78%	0.77%	0.76%	0.76%
3.38%	3.42%	3.61%	3.55%	3.61%	3.68%
3.16%	3.21%	3.40%	3.35%	3.42%	3.49%
9%	36%	32%	16%	27%	18%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.36	$11.48	$11.04	$11.28	$11.65	$11.24

0.15	0.33	0.37	0.37	0.39	0.40
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.25	0.21	0.81	0.13	0.02	0.81

(0.15)	(0.33)	(0.37)	(0.37)	(0.39)	(0.40)
(0.15)	(0.33)	(0.37)	(0.37)	(0.39)	(0.40)

$11.46	$11.36	$11.48	$11.04	$11.28	$11.65

2.22%	1.88%	7.48%	1.22%	0.26%	7.33%

$161,360	$162,955	$167,136	$164,087	$165,554	$182,764
0.83%	0.84%	0.84%	0.84%	0.84%	0.84%
0.96%	0.96%	0.97%	0.97%	0.96%	0.96%
2.68%	2.91%	3.31%	3.36%	3.48%	3.50%
2.55%	2.79%	3.18%	3.23%	3.36%	3.38%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.39	$11.51	$11.07	$11.31	$11.68	$11.27

0.11	0.24	0.29	0.29	0.31	0.32
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.21	0.12	0.73	0.05	(0.06)	0.73

(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.32)
(0.11)	(0.24)	(0.29)	(0.29)	(0.31)	(0.32)

$11.49	$11.39	$11.51	$11.07	$11.31	$11.68

1.84%	1.12%	6.67%	0.47%	(0.48% )	6.52%

$6,631	$8,121	$10,364	$10,923	$15,975	$16,461
1.58%	1.59%	1.59%	1.59%	1.59%	1.59%
1.71%	1.71%	1.72%	1.72%	1.71%	1.71%
1.93%	2.16%	2.56%	2.61%	2.73%	2.75%
1.80%	2.04%	2.43%	2.48%	2.61%	2.63%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.36	$11.48	$11.04	$11.28	$11.65	$11.24

0.17	0.36	0.40	0.40	0.42	0.43
0.10	(0.12)	0.44	(0.24)	(0.37)	0.41
0.27	0.24	0.84	0.16	0.05	0.84

(0.17)	(0.36)	(0.40)	(0.40)	(0.42)	(0.43)
(0.17)	(0.36)	(0.40)	(0.40)	(0.42)	(0.43)

$11.46	$11.36	$11.48	$11.04	$11.28	$11.65

2.35%	2.14%	7.74%	1.47%	0.51%	7.60%

$59,703	$51,941	$42,317	$27,433	$19,788	$12,211
0.58%	0.59%	0.59%	0.59%	0.59%	0.59%
0.71%	0.71%	0.72%	0.72%	0.71%	0.71%
2.93%	3.16%	3.56%	3.61%	3.73%	3.75%
2.80%	3.04%	3.43%	3.48%	3.61%	3.63%
8%	18%	16%	6%	17%	6%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.52	$11.65	$11.21	$11.49	$11.79	$11.51

0.16	0.33	0.35	0.34	0.35	0.36
0.14	(0.13)	0.44	(0.28)	(0.30)	0.28
0.30	0.20	0.79	0.06	0.05	0.64

(0.16)	(0.33)	(0.35)	(0.34)	(0.35)	(0.36)
(0.16)	(0.33)	(0.35)	(0.34)	(0.35)	(0.36)

$11.66	$11.52	$11.65	$11.21	$11.49	$11.79

2.58%	1.77%	7.19%	0.56%	0.47%	5.66%

$65,838	$60,667	$55,480	$59,425	$67,907	$70,306
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
1.02%	1.02%	1.03%	1.01%	1.00%	0.99%
2.72%	2.87%	3.11%	3.04%	3.03%	3.11%
2.56%	2.71%	2.94%	2.89%	2.89%	2.98%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.51	$11.64	$11.20	$11.48	$11.78	$11.50

0.11	0.24	0.27	0.26	0.26	0.27
0.14	(0.13)	0.44	(0.28)	(0.30)	0.28
0.25	0.11	0.71	(0.02)	(0.04)	0.55

(0.11)	(0.24)	(0.27)	(0.26)	(0.26)	(0.27)
(0.11)	(0.24)	(0.27)	(0.26)	(0.26)	(0.27)

$11.65	$11.51	$11.64	$11.20	$11.48	$11.78

2.20%	1.00%	6.40%	(0.19% )	(0.29% )	4.88%

$6,728	$8,819	$12,875	$17,597	$29,375	$30,834
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.77%	1.77%	1.78%	1.76%	1.75%	1.74%
1.97%	2.12%	2.36%	2.29%	2.28%	2.36%
1.81%	1.96%	2.19%	2.14%	2.14%	2.23%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.52	$11.65	$11.21	$11.49	$11.79	$11.51

0.17	0.36	0.38	0.37	0.37	0.39
0.14	(0.13)	0.44	(0.28)	(0.29)	0.28
0.31	0.23	0.82	0.09	0.08	0.67

(0.17)	(0.36)	(0.38)	(0.37)	(0.38)	(0.39)
(0.17)	(0.36)	(0.38)	(0.37)	(0.38)	(0.39)

$11.66	$11.52	$11.65	$11.21	$11.49	$11.79

2.71%	2.02%	7.46%	0.82%	0.71%	5.92%

$42,208	$36,057	$35,157	$21,310	$12,090	$10,248
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.77%	0.77%	0.78%	0.76%	0.75%	0.74%
2.97%	3.12%	3.36%	3.29%	3.28%	3.36%
2.81%	2.96%	3.19%	3.14%	3.14%	3.23%
11%	22%	14%	11%	10%	11%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.66	$11.86	$11.33	$11.62	$11.98	$11.48

0.15	0.33	0.36	0.36	0.35	0.36
0.12	(0.14)	0.53	(0.29)	(0.35)	0.50
0.27	0.19	0.89	0.07	— [3]	0.86

(0.15)	(0.33)	(0.36)	(0.36)	(0.36)	(0.36)
(0.05)	(0.06)	—	—	—	—
(0.20)	(0.39)	(0.36)	(0.36)	(0.36)	(0.36)

$11.73	$11.66	$11.86	$11.33	$11.62	$11.98

2.34%	1.68%	8.00%	0.60%	0.05%	7.57%

$160,796	$42,514	$36,058	$38,139	$40,647	$55,418
0.83%	0.80%	0.80%	0.80%	0.80%	0.80%
1.03%	1.05%	1.07%	1.08%	1.03%	1.02%
2.64%	2.86%	3.12%	3.10%	3.04%	3.06%
2.44%	2.61%	2.85%	2.82%	2.81%	2.84%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.63	$11.83	$11.30	$11.59	$11.95	$11.45

0.11	0.24	0.27	0.27	0.26	0.27
0.12	(0.14)	0.53	(0.29)	(0.35)	0.50
0.23	0.10	0.80	(0.02)	(0.09)	0.77

(0.11)	(0.24)	(0.27)	(0.27)	(0.27)	(0.27)
(0.05)	(0.06)	—	—	—	—
(0.16)	(0.30)	(0.27)	(0.27)	(0.27)	(0.27)

$11.70	$11.63	$11.83	$11.30	$11.59	$11.95

1.96%	0.92%	7.20%	(0.16% )	(0.71% )	6.78%

$5,262	$7,037	$13,459	$14,941	$17,073	$20,899
1.58%	1.55%	1.55%	1.55%	1.55%	1.55%
1.78%	1.80%	1.82%	1.83%	1.78%	1.77%
1.89%	2.11%	2.37%	2.35%	2.29%	2.31%
1.69%	1.86%	2.10%	2.07%	2.06%	2.09%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$11.66	$11.85	$11.33	$11.61	$11.97	$11.47

0.17	0.36	0.38	0.39	0.38	0.39
0.11	(0.13)	0.52	(0.28)	(0.35)	0.50
0.28	0.23	0.90	0.11	0.03	0.89

(0.17)	(0.36)	(0.38)	(0.39)	(0.39)	(0.39)
(0.05)	(0.06)	—	—	—	—
(0.22)	(0.42)	(0.38)	(0.39)	(0.39)	(0.39)

$11.72	$11.66	$11.85	$11.33	$11.61	$11.97

2.38%	2.03%	8.17%	0.93%	0.29%	7.84%

$43,199	$38,394	$39,363	$32,981	$32,192	$19,929
0.58%	0.55%	0.55%	0.55%	0.55%	0.55%
0.78%	0.80%	0.82%	0.83%	0.78%	0.77%
2.89%	3.11%	3.37%	3.35%	3.29%	3.31%
2.69%	2.86%	3.10%	3.07%	3.06%	3.09%
8%	31%	21%	10%	14%	8%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.06	$8.25	$7.93	$8.14	$8.39	$8.15

0.12	0.25	0.28	0.28	0.28	0.29
0.11	(0.11)	0.32	(0.20)	(0.25)	0.24
0.23	0.14	0.60	0.08	0.03	0.53

(0.12)	(0.25)	(0.28)	(0.28)	(0.28)	(0.29)
(0.04)	(0.08)	—	(0.01)	—	—
(0.16)	(0.33)	(0.28)	(0.29)	(0.28)	(0.29)

$8.13	$8.06	$8.25	$7.93	$8.14	$8.39

2.90%	1.72%	7.72%	0.93%	0.48%	6.60%

$367,836	$364,480	$376,965	$378,038	$399,001	$439,379
0.84%	0.83%	0.85%	0.88%	0.88%	0.88%
0.93%	0.92%	0.93%	0.93%	0.94%	0.94%
2.92%	3.09%	3.49%	3.48%	3.51%	3.50%
2.83%	3.00%	3.41%	3.43%	3.45%	3.44%
17%	40%	23%	19%	15%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]	Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.06	$8.25	$7.93	$8.14	$8.39	$8.15

0.09	0.19	0.22	0.22	0.22	0.23
0.12	(0.11)	0.32	(0.20)	(0.25)	0.24
0.21	0.08	0.54	0.02	(0.03)	0.47

(0.09)	(0.19)	(0.22)	(0.22)	(0.22)	(0.23)
(0.04)	(0.08)	—	(0.01)	—	—
(0.13)	(0.27)	(0.22)	(0.23)	(0.22)	(0.23)

$8.14	$8.06	$8.25	$7.93	$8.14	$8.39

2.64%	0.95%	6.91%	0.16%	(0.27% )	5.79%

$13,791	$19,009	$25,065	$26,376	$33,298	$36,215
1.59%	1.59%	1.61%	1.64%	1.64%	1.64%
1.68%	1.68%	1.69%	1.69%	1.70%	1.70%
2.17%	2.33%	2.73%	2.72%	2.75%	2.74%
2.08%	2.24%	2.65%	2.67%	2.69%	2.68%
17%	40%	23%	19%	15%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/21[1]			Year ended
(Unaudited)	8/31/20	8/31/19	8/31/18	8/31/17	8/31/16
$8.05	$8.25	$7.92	$8.13	$8.38	$8.14

0.13	0.27	0.30	0.30	0.30	0.31
0.12	(0.12)	0.33	(0.20)	(0.25)	0.24
0.25	0.15	0.63	0.10	0.05	0.55

(0.13)	(0.27)	(0.30)	(0.30)	(0.30)	(0.31)
(0.04)	(0.08)	—	(0.01)	—	—
(0.17)	(0.35)	(0.30)	(0.31)	(0.30)	(0.31)

$8.13	$8.05	$8.25	$7.92	$8.13	$8.38

3.16%	1.84%	8.12%	1.16%	0.73%	6.86%

$65,742	$55,919	$47,241	$41,427	$33,373	$26,372
0.59%	0.59%	0.61%	0.64%	0.64%	0.64%
0.68%	0.68%	0.69%	0.69%	0.70%	0.70%
3.17%	3.33%	3.73%	3.72%	3.75%	3.74%
3.08%	3.24%	3.65%	3.67%	3.69%	3.68%
17%	40%	23%	19%	15%	14%

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds	February 28, 2021 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:
Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of the Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2021, and for all open tax years (years ended August 31, 2017–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

1. Significant Accounting Policies (continued)

Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no earnings credits for the six months ended February 28, 2021 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$16
Delaware Tax-Free California Fund	35
Delaware Tax-Free Colorado Fund	53
Delaware Tax-Free Idaho Fund	18
Delaware Tax-Free New York Fund	85
Delaware Tax-Free Pennsylvania Fund	151

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through February 28, 2021.* These expense waivers and reimbursements may be terminated only by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	September 1, 2020-	December 29, 2020-
Fund	December 28, 2020	February 28, 2021
Delaware Tax-Free Arizona Fund	0.59%	0.59%
Delaware Tax-Free California Fund	0.57%	0.57%
Delaware Tax-Free Colorado Fund	0.59%	0.57%
Delaware Tax-Free Idaho Fund	0.61%	0.61%
Delaware Tax-Free New York Fund	0.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,346
Delaware Tax-Free California Fund	3,954
Delaware Tax-Free Colorado Fund	5,761
Delaware Tax-Free Idaho Fund	3,813
Delaware Tax-Free New York Fund	4,662
Delaware Tax-Free Pennsylvania Fund	9,390

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,570
Delaware Tax-Free California Fund	5,083
Delaware Tax-Free Colorado Fund	9,887
Delaware Tax-Free Idaho Fund	4,790
Delaware Tax-Free New York Fund	6,244
Delaware Tax-Free Pennsylvania Fund	19,378

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,204
Delaware Tax-Free California Fund	4,886
Delaware Tax-Free Colorado Fund	3,294
Delaware Tax-Free Idaho Fund	1,602
Delaware Tax-Free New York Fund	5,578
Delaware Tax-Free Pennsylvania Fund	6,466

For the six months ended February 28, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Arizona Fund	$217
Delaware Tax-Free California Fund	719
Delaware Tax-Free Colorado Fund	5,307
Delaware Tax-Free Idaho Fund	4,869
Delaware Tax-Free New York Fund	2,576
Delaware Tax-Free Pennsylvania Fund	7,884

For the six months ended February 28, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free California Fund	$25	$6
Delaware Tax-Free Colorado Fund	—	235
Delaware Tax-Free Idaho Fund	—	14
Delaware Tax-Free Pennsylvania Fund	3,209	49

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued) directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2021, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$1,200,011	$3,534,208	$166,595
Delaware Tax-Free California Fund	4,020,077	4,315,333	104,013
Delaware Tax-Free Colorado Fund	3,880,484	340,008	—
Delaware Tax-Free Idaho Fund	3,475,321	3,056,210	147,049
Delaware Tax-Free New York Fund	2,502,293	935,343	(712)
Delaware Tax-Free Pennsylvania Fund	7,735,722	14,945,447	21,566

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the six months ended February 28, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$13,122,037	$9,491,762
Delaware Tax-Free California Fund	13,187,950	8,767,712
Delaware Tax-Free Colorado Fund	20,211,796	17,677,757
Delaware Tax-Free Idaho Fund	22,498,718	12,283,557
Delaware Tax-Free New York Fund	11,134,928	11,567,795
Delaware Tax-Free Pennsylvania Fund	82,156,656	72,506,000

At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Arizona Fund	$78,925,430	$5,448,667	$(249,777)	$5,198,890
Delaware Tax-Free
California Fund	114,086,710	9,092,260	(354,151)	8,738,109
Delaware Tax-Free
Colorado Fund	214,013,313	13,416,368	(254,728)	13,161,640
Delaware Tax-Free
Idaho Fund	107,808,973	6,118,173	(232,650)	5,885,523
Delaware Tax-Free New
York Fund	192,519,244	15,250,093	(403,308)	14,846,785
Delaware Tax-Free
Pennsylvania Fund	417,664,359	33,201,348	(2,886,041)	30,315,307

At August 31, 2020, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Arizona Fund	$86,581	$—	$86,581
Delaware Tax-Free
Colorado Fund	2,311,032	—	2,311,032
Delaware Tax-Free
Idaho Fund	2,504,581	2,415,214	4,919,795

At August 31, 2020, there were no capital loss carryforwards for Delaware Tax-Free California Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments (continued)

circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2021:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$83,024,320
Short-Term Investments	1,100,000
Total Value of Securities	$84,124,320

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$122,824,819

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$224,755,971	$224,755,971
Short-Term Investments	2,418,982	—	2,418,982
Total Value of Securities	$2,418,982	$224,755,971	$227,174,953

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$113,651,809	$113,651,809
Short-Term Investments	42,687	—	42,687
Total Value of Securities	$42,687	$113,651,809	$113,694,496

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$207,366,029

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$447,979,667

During the six months ended February 28, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2021, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	304,626	349,787	545,945	798,154	552,917	1,177,515
Class C	7,855	41,794	33,752	48,347	35,633	66,422
Institutional Class	272,782	372,503	339,317	1,795,851	917,202	2,117,070
Shares from merger:
Class A	—	—	2,796,713	—	—	—
Institutional Class	—	—	133,509	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	68,132	130,770	68,272	125,573	176,366	378,666
Class C	2,023	5,131	5,721	23,216	6,471	17,390
Institutional Class	21,167	41,773	32,198	105,460	65,515	123,322
	676,585	941,758	3,955,427	2,896,601	1,754,104	3,880,385

Shares redeemed:
Class A	(203,023)	(400,570)	(379,738)	(685,580)	(985,493)	(1,773,322)
Class C	(73,934)	(90,096)	(226,517)	(434,992)	(177,622)	(271,283)
Institutional Class	(112,752)	(318,049)	(401,465)	(2,676,045)	(342,450)	(1,355,362)
	(389,709)	(808,715)	(1,007,720)	(3,796,617)	(1,505,565)	(3,399,967)
Net increase (decrease)	286,876	133,043	2,947,707	(900,016)	248,539	480,418

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/21	8/31/20	2/28/21	8/31/20	2/28/21	8/31/20
Shares sold:
Class A	486,521	959,882	288,465	995,411	2,004,488	4,314,169
Class C	100,168	95,887	5,353	47,380	129,418	354,617
Institutional Class	696,933	1,075,303	452,680	842,455	1,476,070	1,831,656
Shares from merger:
Class A	—	—	10,151,853	—	—	—
Institutional Class	—	—	191,220	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	69,354	133,062	104,069	95,051	814,962	1,636,289
Class C	7,233	19,494	5,137	17,739	35,658	84,927
Institutional Class	42,811	88,432	57,664	109,851	136,568	230,937
	1,403,020	2,372,060	11,256,441	2,107,887	4,597,164	8,452,595

Shares redeemed:
Class A	(173,427)	(589,708)	(478,016)	(486,526)	(2,825,196)	(6,405,705)
Class C	(295,786)	(455,467)	(165,666)	(598,180)	(828,225)	(1,117,945)
Institutional Class	(248,494)	(1,052,192)	(310,253)	(980,134)	(468,274)	(847,916)
	(717,707)	(2,097,367)	(953,935)	(2,064,840)	(4,121,695)	(8,371,566)
Net increase	685,313	274,693	10,302,506	43,047	475,469	81,029

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2021 and the year ended August 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free California Fund
Six months ended
2/28/21	41	8,772	—	8,791	41	$110,208
Year ended
8/31/20	41,500	—	—	—	41,591	497,495

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares (continued)

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Colorado Fund
Six months ended
2/28/21	363	23,555	—	23,639	363	$277,845
Year ended
8/31/20	14,854	—	—	—	14,879	162,881
Delaware Tax-Free Idaho Fund
Six months ended
2/28/21	—	15,335	—	14,096	1,236	179,793
Year ended
8/31/20	975	47	—	47	976	11,445
Delaware Tax-Free New York Fund
Six months ended
2/28/21	—	3,108	—	3,104	—	36,804
Year ended
8/31/20	—	689	—	687	—	7,995
Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/21	18,446	79,541	647	64,255	34,494	808,716
Year ended
8/31/20	178,615	34,561	—	27,646	185,745	1,704,166

Delaware Tax-Free Arizona Fund did not have any exchange transactions for the six months ended February 28, 2021 and the year ended August 31, 2020.

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund, each a series of Delaware Group Limited-Term Government Funds (the “Acquired Funds”) with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), (the “Reorganization”) respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost and market value of the investments of the Acquired Funds’ as of the close of business on December 4, 2020 were as follows:

Fund	Cost	Market Value
Delaware Tax-Free California II Fund	$31,985,714	$35,005,847
Delaware Tax-Free New York II Fund	$109,029,216	$120,027,548

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired Fund	Converted
	Fund Net	Shares	to Acquiring	Acquiring Fund	Conversion
	Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II Fund			Delaware Tax-Free California Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.032
Class C	—	—	—	6,281,715	—
Institutional Class	1,655,513	129,715	133,509	34,207,309	1.029

	Delaware Tax-Free New York II Fund			Delaware Tax-Free New York Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.237
Class C	—	—	—	6,850,309	—
Institutional Class	2,252,578	154,568	191,220	40,282,693	1.237

The net assets of the Acquiring Funds before the Reorganization was $85,114,231 and $90,024,576. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the six months ended February 28, 2021, would have been as follows:

	Delaware Tax-Free	Delaware Tax-Free
	California Fund	New York Fund
Net investment income (loss)	$2,592,957	$5,151,784
Net realized gain (loss) on investments	944,870	1,085,038
Net change in unrealized appreciation (depreciation)	222,347	1,055,797
Net increase (decrease) in net assets resulting from operations	$3,760,174	$7,292,619

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of February 28, 2021, or at any time during the period then ended.

7. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At February 28, 2021, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
American Capital Access	0.81%	—	—
Assured Guaranty Municipal Corporation	1.39%	1.66%	5.33%
Build America Mutual Assurance	—	—	1.06%
National Public Finance
Guarantee Corporation	—	0.86%	—
Total	2.20%	2.52%	6.39%

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assured Guaranty Corporation	—	0.18%	1.10%
Assured Guaranty Municipal Corporation	3.67%	4.76%	2.07%
AMBAC Assurance Corporation	—	2.03%	—
Build America Mutual Assurance	—	—	0.63%
National Public Finance Guarantee Corporation	—	0.26%	—
Total	3.67%	7.23%	3.80%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

7. Geographic, Credit, and Market Risks (continued)

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2021, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 5, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2021